UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	12/31/08

Item 1.  Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

American Value Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen American Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk,which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them.Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

PERFORMANCE SUMMARY as of 12/31/08

	A Shares since 10/18/93		B Shares since 8/01/95		C Shares since 10/18/93		I Shares since 2/07/06	R Shares since 3/20/07
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges	w/o sales charges
Since Inception	6.71%	6.30%	5.86%	5.86%	5.94%	5.94%	–9.49%	–23.56%
10-year	1.86	1.26	1.33	1.33	1.16	1.16	N/A	N/A
5-year	–0.48	–1.65	–0.89	–1.12	–1.22	–1.22	N/A	N/A
1-year	–41.01	–44.40	–41.09	–43.97	–41.44	–42.02	–40.87	–41.15
6-month	–31.74	–35.66	–31.77	–35.11	–32.00	–32.67	–31.68	–31.83

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year return for Class B shares reflects its conversion into Class A shares eight years after purchase. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

Rampant volatility characterized the six-month period ended December 31, 2008. Although the government and Federal Reserve took historic policy measures to counteract the financial crisis and stabilize financial markets, investors continued to flee all segments of the stock and bond markets for the relative safety of U.S. Treasury securities and cash. Economic woes further dampened investor sentiment. The official declaration (in November 2008) that the U.S. economy had been in recession since December 2007 was hardly surprising to investors and consumers alike, as consumers have been pulling back spending for more than a year in response to falling real estate values, rising unemployment and lack of access to credit.

By the end of the period, some signs of moderation in stock market volatility and improvement in liquidity appeared, although the sustainability of those trends was highly uncertain. Most observers believe that more than likely the environment will remain difficult in 2009.

Performance Analysis

All share classes of Van Kampen American Value Fund outperformed the Russell Midcap® Value Index ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	Class I	Class R	Russell Midcap® Value Index
-31.74%	-31.77%	-32.00%	-31.68%	-31.83%	-32.67%

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

All sectors in the Index and the Fund had negative returns for the period under review. However, on a relative basis, the Fund benefited from stock selection in the financial sector, particularly banks and insurance companies. The Fund owned a bank/credit card company that held up better than many of the other banks, and also had minimal exposure to the weaker-performing banks. Within the insurance segment, the Fund's position in property and casualty stocks held their value better than other segments of the financial sector. Stock selection and an underweight in

2

the energy sector also helped to minimize the impact of the sector's negative performance. As oil prices fell in the second half of the year, mid-cap energy stocks did not fare well. The industrials sector was another area of relative strength, due to an aerospace and defense holding that did not experience the same level of dramatic declines as other industrials stocks.

In contrast, the largest detractor from relative performance during the period was the health care sector, in which two health care equipment and services holdings suffered from company-specific problems. A position in the consumer staples sector further dampened relative returns. The Fund had exposure to a pharmacy retail stock that dropped when the company's access to capital became uncertain in the unfolding credit crisis.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/08 (Unaudited)
ACE Ltd.	4.9%
Perot Systems Corp., Class A	4.3
Diebold, Inc.	4.2
Valspar Corp.	4.0
Pentair, Inc.	4.0
Northern Trust Corp.	4.0
El Paso Corp.	4.0
HEALTHSOUTH Corp.	3.7
ConAgra Foods, Inc.	3.7
Wisconsin Energy Corp.	3.4
Summary of Investments by Industry Classification as of 12/31/08 (Unaudited)
Property & Casualty Insurance	8.3%
Asset Management & Custody Banks	6.8
Office Services & Supplies	6.5
Specialty Chemicals	6.1
Insurance Brokers	5.8
IT Consulting & Other Services	4.4
Computer Hardware	4.2
Industrial Machinery	4.0
Oil & Gas Storage & Transportation	4.0
Health Care Facilities	3.9
Packaged Foods & Meats	3.7
Multi-Utilities	3.4
Office Electronics	3.2
Health Care Equipment	2.9
Auto Parts & Equipment	2.9
Personal Products	2.7
Electric Utilities	2.7
Aerospace & Defense	2.7
Automotive Retail	2.6
Housewares & Specialties	2.4
Regional Banks	2.0
Specialized Finance	1.9
Motorcycle Manufacturers	1.9
Independent Power Producers & Energy Traders	1.9
Integrated Oil & Gas	1.5
Mortgage REIT's	1.5
(continued on next page)

4

Summary of Investments by Industry Classification as of 12/31/08 (Unaudited)
(continued from previous page)
Electronic Manufacturing Services	1.3%
Healthcare	0.8
Total Long-Term Investments	96.0
Repurchase Agreements	4.0
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 *
Net Assets	100.0%

*Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$682.57	$5.68
Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.82
Class B
Actual	1,000.00	682.32	5.85
Hypothetical (5% annual return before expenses)	1,000.00	1,018.25	7.02
Class C
Actual	1,000.00	679.99	8.64
Hypothetical (5% annual return before expenses)	1,000.00	1,014.92	10.36
Class I
Actual	1,000.00	683.21	4.71
Hypothetical (5% annual return before expenses)	1,000.00	1,019.61	5.65
Class R
Actual	1,000.00	681.72	6.91
Hypothetical (5% annual return before expenses)	1,000.00	1,016.99	8.29

*  Expenses are equal to the Fund's annualized expense ratio of 1.34%, 1.38%, 2.04%, 1.11% and 1.63% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 96.0%
Aerospace & Defense 2.7%
Goodrich Corp.	347,410	$12,861,118
Asset Management & Custody Banks 6.8%
Invesco Ltd. (Bermuda)	924,043	13,343,181
Northern Trust Corp.	371,015	19,344,722
		32,687,903
Auto Parts & Equipment 2.9%
Autoliv, Inc.	652,500	14,002,650
Automotive Retail 2.6%
O'Reilly Automotive, Inc. (a)	406,600	12,498,884
Computer Hardware 4.2%
Diebold, Inc.	718,450	20,181,260
Electric Utilities 2.7%
American Electric Power Co., Inc.	394,270	13,121,306
Electronic Manufacturing Services 1.3%
Flextronics International Ltd. (Singapore) (a)	2,367,476	6,060,739
Health Care Equipment 2.9%
Beckman Coulter, Inc.	321,180	14,112,649
Health Care Facilities 3.9%
Health Management Associates, Inc., Class A (a)	475,800	851,682
HEALTHSOUTH Corp. (a)	1,635,810	17,928,478
		18,780,160
Healthcare 0.8%
Brookdale Senior Living, Inc.	656,400	3,662,712
Housewares & Specialties 2.4%
Newell Rubbermaid, Inc.	1,198,390	11,720,254
Independent Power Producers & Energy Traders 1.9%
NRG Energy, Inc. (a)	383,600	8,949,388
Industrial Machinery 4.0%
Pentair, Inc.	818,130	19,365,137

See Notes to Financial Statements
9

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Insurance Brokers 5.8%
Marsh & McLennan Cos., Inc.	631,456	$15,325,437
Willis Group Holdings Ltd. (Bermuda)	507,500	12,626,600
		27,952,037
Integrated Oil & Gas 1.5%
Hess Corp.	134,980	7,240,327
IT Consulting & Other Services 4.4%
Perot Systems Corp., Class A (a)	1,526,970	20,873,680
Mortgage REIT's 1.5%
CapitalSource, Inc.	1,532,000	7,077,840
Motorcycle Manufacturers 1.9%
Harley-Davidson, Inc.	542,337	9,203,459
Multi-Utilities 3.4%
Wisconsin Energy Corp.	390,940	16,411,661
Office Electronics 3.2%
Zebra Technologies Corp., Class A (a)	755,900	15,314,534
Office Services & Supplies 6.5%
Avery Dennison Corp.	462,000	15,121,260
Pitney Bowes, Inc.	631,720	16,096,226
		31,217,486
Oil & Gas Storage & Transportation 4.0%
El Paso Corp.	2,464,110	19,293,981
Packaged Foods & Meats 3.7%
ConAgra Foods, Inc.	1,061,420	17,513,430
Personal Products 2.7%
Estee Lauder Cos., Inc., Class A	425,560	13,175,338
Property & Casualty Insurance 8.3%
ACE Ltd. (Switzerland)	443,938	23,493,199
Aspen Insurance Holdings Ltd. (Bermuda)	670,429	16,257,903
		39,751,102
Regional Banks 2.0%
KeyCorp.	1,103,200	9,399,264

See Notes to Financial Statements
10

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Specialized Finance 1.9%
CIT Group, Inc.	2,046,416	$9,290,728
Specialty Chemicals 6.1%
International Flavors & Fragrances, Inc.	338,328	10,055,108
Valspar Corp.	1,073,330	19,416,540
		29,471,648
Total Long-Term Investments 96.0% (Cost $690,633,935)		461,190,675

Repurchase Agreements 4.0%
Banc of America Securities ($2,134,706 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $2,134,708)	2,134,706
Banc of America Securities ($5,900,510 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $5,900,520)	5,900,510
Citigroup Global Markets, Inc. ($2,254,972 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $2,254,978)	2,254,972
Citigroup Global Markets, Inc. ($6,389,087 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $6,389,090)	6,389,087
JPMorgan Chase & Co. ($2,254,972 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $2,254,974)	2,254,972
Total Repurchase Agreements 4.0% (Cost $18,934,247)	18,934,247
Total Investments 100.0% (Cost $709,568,182)	480,124,922
Other Assets in Excess of Liabilities 0.0%	134,992
Net Assets 100.0%	$480,259,914

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

REIT—Real Estate Investment Trust

See Notes to Financial Statements
11

Van Kampen American Value Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $709,568,182)	$480,124,922
Cash	1,191,404
Receivables:
Fund Shares Sold	975,584
Dividends	781,572
Interest	11
Other	90,740
Total Assets	483,164,233
Liabilities:
Payables:
Fund Shares Repurchased	1,899,664
Investment Advisory Fee	278,975
Distributor and Affiliates	161,738
Directors' Deferred Compensation and Retirement Plans	162,733
Accrued Expenses	401,209
Total Liabilities	2,904,319
Net Assets	$480,259,914
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,875,000,000 shares authorized)	$818,161,748
Accumulated Undistributed Net Investment Income	720,537
Accumulated Net Realized Loss	(109,179,111)
Net Unrealized Depreciation	(229,443,260)
Net Assets	$480,259,914
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $402,243,530 and 24,835,775 shares of beneficial interest issued and outstanding)	$16.20
Maximum sales charge (5.75%* of offering price)	0.99
Maximum offering price to public	$17.19
Class B Shares: Net asset value and offering price per share (Based on net assets of $32,637,201 and 2,208,352 shares of beneficial interest issued and outstanding)	$14.78
Class C Shares: Net asset value and offering price per share (Based on net assets of $34,158,851 and 2,320,197 shares of beneficial interest issued and outstanding)	$14.72
Class I Shares: Net asset value and offering price per share (Based on net assets of $7,760,971 and 477,566 shares of beneficial interest issued and outstanding)	$16.25
Class R Shares: Net asset value and offering price per share (Based on net assets of $3,459,361 and 213,536 shares of beneficial interest issued and outstanding)	$16.20

* On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
12

Van Kampen American Value Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends	$7,034,598
Interest	162,823
Total Income	7,197,421
Expenses:
Investment Advisory Fee	2,253,104
Distribution (12b-1) and Service Fees
Class A	658,878
Class B	61,750
Class C	212,205
Class R	7,467
Transfer Agent Fees	835,614
Reports to Shareholders	93,673
Accounting and Administrative Expenses	69,810
Registration Fees	52,801
Professional Fees	46,928
Custody	22,326
Directors' Fees and Related Expenses	17,534
Other	15,929
Total Expenses	4,348,019
Less Credits Earned on Cash Balances	3,064
Net Expenses	4,344,955
Net Investment Income	$2,852,466
Realized and Unrealized Gain/Loss:
Net Realized Loss	$(108,628,756)
Unrealized Appreciation/Depreciation:
Beginning of the Period	(100,537,968)
End of Period	(229,443,260)
Net Unrealized Loss During Period	(128,905,292)
Net Realized and Unrealized Loss	$(237,534,048)
Net Decrease in Net Assets from Operations	$(234,681,582)

See Notes to Financial Statements
13

Van Kampen American Value Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Income	$2,852,466	$2,795,657
Net Realized Gain/Loss	(108,628,756)	67,061,602
Net Unrealized Depreciation During the Period	(128,905,292)	(216,598,335)
Change in Net Assets from Operations	(234,681,582)	(146,741,076)
Distributions from Net Investment Income:
Class A Shares	(1,766,991)	(3,282,787)
Class B Shares	(150,134)	(221,608)
Class C Shares	(35,321)	-0-
Class I Shares	(34,502)	(28,066)
Class R Shares	(7,744)	(2,188)
	(1,994,692)	(3,534,649)
Distributions from Net Realized Gain:
Class A Shares	(5,512,769)	(114,688,076)
Class B Shares	(487,484)	(12,795,844)
Class C Shares	(512,027)	(11,657,571)
Class I Shares	(101,420)	(307,733)
Class R Shares	(46,806)	(105,420)
	(6,660,506)	(139,554,644)
Total Distributions	(8,655,198)	(143,089,293)
Net Change in Net Assets from Investment Activities	(243,336,780)	(289,830,369)
From Capital Transactions:
Proceeds from Shares Sold	81,921,281	282,852,783
Net Asset Value of Shares Issued Through Dividend Reinvestment	7,970,553	130,602,514
Cost of Shares Repurchased	(115,793,593)	(207,971,693)
Net Change in Net Assets from Capital Transactions	(25,901,759)	205,483,604
Total Decrease in Net Assets	(269,238,539)	(84,346,765)
Net Assets:
Beginning of the Period	749,498,453	833,845,218
End of the Period (Including accumulated undistributed net investment income/loss of $720,537 and $(137,237), respectively)	$480,259,914	$749,498,453

See Notes to Financial Statements
14

Van Kampen American Value Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$24.18	$34.55	$28.46	$24.91	$22.13	$17.33
Net Investment Income/Loss (a)	0.10	0.12	0.15	0.07	0.00 (b)	(0.02)
Net Realized and Unrealized Gain/Loss	(7.79)	(5.01)	7.63	3.48	2.78	4.82
Total from Investment Operations	(7.69)	(4.89)	7.78	3.55	2.78	4.80
Less:
Distributions from Net Investment Income	0.07	0.14	0.10	–0–	–0–	–0–
Distributions from Net Realized Gain	0.22	5.34	1.59	–0–	–0–	–0–
Total Distributions	0.29	5.48	1.69	–0–	–0–	–0–
Net Asset Value, End of the Period	$16.20	$24.18	$34.55	$28.46	$24.91	$22.13
Total Return* (c)	–31.74%**	–16.43%	28.00%	14.25%	12.56%	27.70%
Net Assets at End of the Period (In millions)	$402.2	$633.1	$674.6	$390.9	$246.7	$181.6
Ratio of Expenses to Average Net Assets*	1.34%	1.25%	1.25%	1.29%	1.37%	1.46%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.96%	0.43%	0.47%	0.25%	(0.01%)	(0.10%)
Portfolio Turnover	32%**	65%	80%	61%	82%	175%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	1.37%	1.47%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	N/A	(0.01%)	(0.11%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Amount is less than $.01.

(c)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
15

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007		2006		2005	2004
Net Asset Value, Beginning of the Period	$22.11		$32.11		$26.71		$23.35		$20.91	$16.49
Net Investment Income/Loss (a)	0.09		0.02		(0.08)		0.04		(0.17)	(0.17)
Net Realized and Unrealized Gain/Loss	(7.13)		(4.59)		7.14		3.32		2.61	4.59
Total from Investment Operations	(7.04)		(4.57)		7.06		3.36		2.44	4.42
Less:
Distributions from Net Investment Income	0.07		0.09		0.07		–0–		–0–	–0–
Distributions from Net Realized Gain	0.22		5.34		1.59		–0–		–0–	–0–
Total Distributions	0.29		5.43		1.66		–0–		–0–	–0–
Net Asset Value, End of the Period	$14.78		$22.11		$32.11		$26.71		$23.35	$20.91
Total Return* (b)	–31.77	%(c)**	–16.70	%(c)	27.10	%(c)	14.39	%(c)	11.72%	26.74%
Net Assets at End of the Period (In millions)	$32.6		$53.9		$88.1		$85.1		$139.6	$153.6
Ratio of Expenses to Average Net Assets*	1.38	%(c)	1.59	%(c)	1.97	%(c)	1.28	%(c)	2.13%	2.22%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.91	%(c)	0.08	%(c)	(0.26	%)(c)	0.16	%(c)	(0.78%)	(0.87%)
Portfolio Turnover	32	%**	65%		80%		61%		82%	175%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		N/A		N/A		2.13%	2.23%
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A		N/A		N/A		(0.78%)	(0.88%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008	2007		2006		2005	2004
Net Asset Value, Beginning of the Period	$22.03		$32.05	$26.67		$23.51		$21.05	$16.61
Net Investment Income/Loss (a)	0.02		(0.09)	(0.08)		(0.14)		(0.17)	(0.17)
Net Realized and Unrealized Gain/Loss	(7.09)		(4.59)	7.12		3.30		2.63	4.61
Total from Investment Operations	(7.07)		(4.68)	7.04		3.16		2.46	4.44
Less:
Distributions from Net Investment Income	0.02		–0–	0.07		–0–		–0–	–0–
Distributions from Net Realized Gain	0.22		5.34	1.59		–0–		–0–	–0–
Total Distributions	0.24		5.34	1.66		–0–		–0–	–0–
Net Asset Value, End of the Period	$14.72		$22.03	$32.05		$26.67		$23.51	$21.05
Total Return* (b)	–32.00	%(c)**	–17.09%	27.06	%(c)	13.39	%(c)	11.73%	26.73	%(c)
Net Assets at End of the Period (In millions)	$34.2		$54.5	$70.1		$56.7		$57.5	$62.1
Ratio of Expenses to Average Net Assets*	2.04	%(c)	2.00%	2.00	%(c)	2.03	%(c)	2.13%	2.21	%(c)
Ratio of Net Investment Income/Loss to Average Net Assets*	0.25	%(c)	(0.33%)	(0.28	%)(c)	(0.54	%)(c)	(0.78%)	(0.86	%)(c)
Portfolio Turnover	32	%**	65%	80%		61%		82%	175%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A	N/A		N/A		2.13%	2.22	%(c)
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A	N/A		N/A		(0.78%)	(0.87	%)(c)

**   Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31,	Year Ended June 30,		February 7, 2006 (Commencement of Operations) to June 30,
	2008	2008	2007	2006
Net Asset Value, Beginning of the Period	$24.27	$34.65	$28.49	$27.92
Net Investment Income (a)	0.14	0.18	0.22	0.09
Net Realized and Unrealized Gain/Loss	(7.84)	(5.00)	7.65	0.48
Total from Investment Operations	(7.70)	(4.82)	7.87	0.57
Less:
Distributions from Net Investment Income	0.10	0.22	0.12	–0–
Distributions from Net Realized Gain	0.22	5.34	1.59	–0–
Total Distributions	0.32	5.56	1.71	–0–
Net Asset Value, End of the Period	$16.25	$24.27	$34.65	$28.49
Total Return (b)	–31.68%*	–16.24%	28.35%	2.01%*
Net Assets at End of the Period (In millions)	$7.8	$6.9	$0.9	$0.05
Ratio of Expenses to Average Net Assets	1.11%	1.02%	1.01%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.38%	0.67%	0.69%	0.87%
Portfolio Turnover	32%*	65%	80%	61%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

*  Non-Annualized

See Notes to Financial Statements
18

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class R Shares	Six Months Ended December 31, 2008	Year Ended June 30, 2008	March 20, 2007 (Commencement of Operations) to to June 30, 2007
Net Asset Value, Beginning of the Period	$24.19	$34.55	$31.71
Net Investment Income (a)	0.09	0.06	0.01
Net Realized and Unrealized Gain/Loss	(7.81)	(5.01)	2.84
Total from Investment Operations	(7.72)	(4.95)	2.85
Less:
Distributions from Net Investment Income	0.05	0.07	0.01
Distributions from Net Realized Gain	0.22	5.34	–0–
Total Distributions	0.27	5.41	0.01
Net Asset Value, End of the Period	$16.20	$24.19	$34.55
Total Return (b)	–31.83%*	–16.65%	9.00%*
Net Assets at End of the Period (In millions)	$3.5	$1.1	$0.1
Ratio of Expenses to Average Net Assets	1.63%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.93%	0.20%	0.10%
Portfolio Turnover	32%*	65%	80%

(a) Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

*  Non-Annualized

See Notes to Financial Statements
19

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.   Significant Accounting Policies

The Van Kampen American Value Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund commenced operations on October 18, 1993. The Fund began offering the current Class B Shares on August 1, 1995. Class B Shares held prior to May 1, 1995 were renamed Class C Shares. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are

20

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$461,190,675
Level 2—Other Significant Observable Inputs	18,934,247
Level 3—Significant Unobservable Inputs	–0–
Total	$480,124,922

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

21

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$709,917,213
Gross tax unrealized appreciation	$9,480,308
Gross tax unrealized depreciation	(239,272,599)
Net tax unrealized depreciation on investments	$(229,792,291)

E.  Distribution of Income and Gains The Fund declares and pays dividends quarterly from net investment income, as necessary. Net realized gains, if any are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the fiscal year ended June 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$83,527,250
Long-term capital gain	59,562,043
$143,089,293

As of June 30, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed long-term capital gain	$6,658,455

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $3,064 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.72%
Over $1 billion	.65%

22

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

The Adviser has voluntarily agreed to reimburse the Fund for all expenses as a percent of average daily net assets in excess of 1.50%, 2.25%, 2.25%, 1.25% and 1.75% for classes A, B, C, I and R, respectively. For the six months ended December 31, 2008, the Adviser did not waive any of its investment advisory fees or other expenses. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $10,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $48,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $246,500 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the directors. Investments in such funds of approximately $67,000 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2008, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $56,612.

For the six months ended December 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $105,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $52,400. Sales charges do not represent expenses of the Fund.

At December 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 3,154 shares of Class R.

23

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2008 and the year ended June 30, 2008, transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	3,245,161	$65,382,646	8,141,351	$243,970,858
Class B	189,866	3,559,407	590,530	16,453,078
Class C	141,967	2,381,842	471,588	12,981,836
Class I	282,537	5,243,587	280,170	7,687,357
Class R	237,515	5,353,799	57,395	1,759,654
Total Sales	4,097,046	$81,921,281	9,541,034	$282,852,783
Dividend Reinvestment:
Class A	416,387	$6,789,911	3,858,864	$108,709,116
Class B	40,947	599,496	461,329	11,887,241
Class C	33,944	480,660	384,027	9,881,037
Class I	2,969	46,778	1,223	34,544
Class R	3,394	53,708	3,216	90,576
Total Dividend Reinvestment	497,641	$7,970,553	4,708,659	$130,602,514
Repurchases:
Class A	(5,007,190)	$(98,106,598)	(5,343,674)	$(154,271,560)
Class B	(458,574)	(8,327,435)	(1,358,255)	(37,343,254)
Class C	(329,435)	(5,858,440)	(568,758)	(15,169,831)
Class I	(92,646)	(1,999,440)	(23,775)	(621,434)
Class R	(72,927)	(1,501,680)	(18,552)	(565,614)
Total Repurchases	(5,960,772)	$(115,793,593)	(7,313,014)	$(207,971,693)

4.  Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $1,200 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5.   Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $200,154,703 and $192,710,153 respectively.

24

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

6.   Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

The Fund invests in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

There were no transactions in futures contracts for the six months ended December 31, 2008.

7.   Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

All distribution expenses incurred by the Distributor have been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

8.   Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.   Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using

25

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statements amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

26

Van Kampen American Value Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang Yu
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

27

Your Notes

Your Notes

Van Kampen American Value Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen American Value Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen American Value Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen American Value Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen American Value Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

453, 553, 653, 658, 353
MSAVSAN 2/09
IU09-00570P-Y12/08

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

Emerging Markets Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Emerging Markets Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk,which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 12/31/08

	A Shares since 7/6/94		B Shares since 8/1/95		C Shares since 7/6/94		I Shares since 4/6/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	2.94%	2.52%	3.43%	3.43%	2.20%	2.20%	–12.05%
10-year	8.77	8.13	8.14	8.14	7.99	7.99	—
5-year	6.44	5.18	5.61	5.46	5.62	5.62	—
1-year	–56.87	–59.35	–57.24	–58.74	–57.25	–57.55	–56.84
6-month	–48.90	–51.84	–49.15	–50.93	–49.16	–49.51	–48.91

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 25 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

The MSCI Emerging Markets Index declined 47.11 percent in the second half of 2008, with all markets finishing the year with substantial negative returns. Asia fell the least, followed by the Emerging Europe, Middle East and Africa (EMEA) region. Latin America was the worst performing region.

In the second half of 2008, as the price of oil and other commodities retreated, the U.S. experienced an unprecedented credit crisis that led to global liquidity tightening, a sharp rise in risk aversion and further declines in the emerging markets. Central bank tightening measures taken in the first half of the year, coupled with falling commodity prices, drove inflation lower in many emerging market economies and allowed governments to cut interest rates at a fast pace in the second half of the year. However, good quality companies with strong balance sheets have largely become victims of collateral damage from the global credit crisis. We see this as an opportunity in our portfolio to buy and hold what we believe to be companies with higher-quality management, strong corporate governance and a competitive advantage.

Performance Analysis

All share classes of Van Kampen Emerging Markets Fund underperformed the MSCI Emerging Markets Index ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	Class I	MSCI Emerging Markets Index
–48.90%	–49.15%	–49.16%	–48.91%	–47.11%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the Index, stock selection in China, Mexico and South Africa were the key detractors from relative returns. An underweight allocation to Malaysia also hurt relative performance for the period.

2

However, overall country allocation contributed favorably to relative performance. Specifically, an overweight allocation to Panama and underweight allocations to Argentina, China and Mexico bolstered relative performance. Stock selection in India also added to relative gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/08 (Unaudited)
China Mobile Hong Kong Ltd.	4.5%
Samsung Electronics Co., Ltd.	2.6
America Movil SA de CV, Class L - ADR	2.3
China Life Insurance Co., Ltd., Class H	2.0
MTN Group Ltd.	2.0
PetroChina Co., Ltd., Class H	1.7
LUKOIL - ADR	1.7
Taiwan Semiconductor Manufacturing Co., Ltd.	1.6
China Construction Bank, Class H	1.5
Petroleo Brasileiro SA - ADR	1.4
Top Five Industries as of 12/31/2008 (Unaudited)
Diversified Banks	20.0%
Wireless Telecommunication Services	14.8
Integrated Oil & Gas	7.9
Semiconductors	4.5
Life & Health Insurance	3.4
Summary of Investments by Country Classification as of 12/31/08 (Unaudited)
China	17.3%
Republic of Korea (South Korea)	11.7
Brazil	9.3
India	8.7
Republic of China (Taiwan)	7.3
South Africa	7.3
Mexico	6.1
Russia	4.6
Turkey	4.5
Poland	4.2
Indonesia	2.9
Czech Republic	2.2
Thailand	1.7
United Kingdom	1.1
Malaysia	1.0
Pakistan	1.0
Bermuda	0.9
Panama	0.7
Luxembourg	0.7
(continued on next page)

4

Summary of Investments by Country Classification as of 12/31/08 (Unaudited)
(continued from previous page)
Colombia	0.7%
Hungary	0.7
Cayman Islands	0.4
Nigeria	0.1
Total Common and Preferred Stocks	95.1
Investment Company	0.6
Total Long-Term Investments	95.7
Repurchase Agreements	3.8
Total Investments	99.5
Foreign Currency	0.5
Liabilities in Excess of Other Assets	0.0 *
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$510.97	$8.04
Hypothetical (5% annual return before expenses)	1,000.00	1,014.57	10.71
Class B
Actual	1,000.00	508.47	10.91
Hypothetical (5% annual return before expenses)	1,000.00	1,010.74	14.55
Class C
Actual	1,000.00	508.42	10.91
Hypothetical (5% annual return before expenses)	1,000.00	1,010.74	14.55
Class I
Actual	1,000.00	510.90	6.82
Hypothetical (5% annual return before expenses)	1,000.00	1,016.18	9.10

*  Expenses are equal to the Fund's annualized expense ratio of 2.11%, 2.87%, 2.87% and 1.79% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 93.1%
Bermuda 0.9%
GOME Electrical Appliances Holdings Ltd.	15,799,000	$2,283,151
Brazil 7.6%
Banco Bradesco SA—ADR	159,100	1,570,317
Banco do Brasil SA	74,865	485,190
Banco Itau SA—ADR	178,800	2,074,080
Companhia de Bebidas das Americas—ADR	35,000	1,550,850
Companhia Vale do Rio Doce—ADR	305,149	3,249,837
Cyrela Brazil Realty SA	149,681	603,128
Lojas Arapua SA—GDR (a) (b) (c) (d)	24,635	0
PDG Realty SA	112,200	549,985
Perdigao SA	134,446	1,750,377
Petroleo Brasileiro SA—ADR	168,053	3,429,962
Uniao de Bancos Brasileiros SA	65,260	418,202
Uniao de Bancos Brasileiros SA—ADR	42,458	2,743,636
Vivo Participacoes SA—ADR	55,100	690,954
		19,116,518
Cayman Islands 0.4%
Focus Media Holding Ltd.—ADR (c)	110,400	1,003,536
China 17.3%
Anhui Conch Cement Co., Ltd., Class H (c)	535,000	2,485,637
Beijing Enterprises Holdings Ltd.	176,000	723,629
BYD Electronic International Co., Ltd.	1,226,000	437,777
China Coal Energy Co., Class H	815,000	658,607
China Communications Services Corp., Ltd., Class H	1,556,000	983,799
China Construction Bank, Class H	6,873,000	3,803,434
China Life Insurance Co., Ltd., Class H	1,680,000	5,177,058
China Mobile Hong Kong Ltd.	1,127,500	11,431,503
China Resources Power Holdings Co., Ltd.	745,000	1,447,941
China Unicom Ltd.	754,000	917,239
Datang International Power Generation Co., Ltd., Class H	1,798,000	960,997
Dongfeng Motor Group Co., Ltd., Class H	5,967,000	1,945,735
Industrial & Commercial Bank of China Ltd., Class H	6,222,000	3,306,794
Maanshan Iron & Steel Co., Ltd., Class H	2,789,000	1,010,733
PetroChina Co., Ltd., Class H	4,982,000	4,414,358
Ping An Insurance Co. of China Ltd., Class H	419,000	2,047,586
Shanghai Industrial Holdings Ltd.	853,000	1,962,856
		43,715,683
Colombia 0.7%
BanColombia SA—ADR	75,244	1,756,947

See Notes to Financial Statements
9

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Czech Republic 2.2%
CEZ AS	60,416	$2,468,442
Komercni Banka AS	10,262	1,595,229
Telefonica O2 Czech Republic AS	68,646	1,516,582
		5,580,253
Hungary 0.7%
Richter Gedeon Nyrt	11,709	1,743,748
India 8.7%
Bharat Heavy Electricals Ltd.	81,676	2,313,922
Bharti Airtel Ltd. (c)	127,400	1,882,013
Deccan Chronicle Holdings Ltd.	471,180	423,522
Glenmark Pharmaceuticals Ltd. (c)	97,760	601,648
HDFC Bank Ltd.	109,300	2,270,907
HDFC Bank Ltd.—ADR	4,900	349,762
Hero Honda Motors Ltd.	41,500	692,805
Hindustan Unilever Ltd.	467,900	2,415,584
Housing Development Finance Corp., Ltd.	24,600	767,098
India Cements Ltd.	413,692	834,580
Infosys Technologies Ltd.	113,744	2,634,057
ITC Ltd.	236,000	838,549
Maruti Suzuki India Ltd.	95,238	1,031,352
Reliance Industries Ltd.	46,700	1,189,713
State Bank of India Ltd.	104,700	2,834,758
Television Eighteen India Ltd.	131,500	253,419
Union Bank of India Ltd.	165,000	572,195
		21,905,884
Indonesia 2.9%
Astra International Tbk	775,800	782,635
Bank Central Asia Tbk	5,220,000	1,579,448
Bank Mandiri	3,407,000	649,397
Bank Rakyat Indonesia	2,408,500	1,064,596
Bumi Resources Tbk	3,557,500	306,968
Perusahaan Gas Negara	2,497,500	451,591
Telekomunikasi Indonesia	3,855,000	2,507,335
		7,341,970
Luxembourg 0.7%
Millicom International Cellular SA	39,714	1,783,556
Malaysia 1.0%
Bumiputra-Commerce Holdings Bhd	103,000	175,413
Digi.com Bhd	132,000	832,737
Sime Darby Bhd	434,800	657,767
Tenaga Nasional Bhd	420,500	764,338
		2,430,255

See Notes to Financial Statements
10

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Mexico 6.1%
America Movil SA de CV, Class L—ADR	185,780	$5,757,322
Corporacion GEO SA de CV, Class B (c)	314,536	354,317
Empresas ICA SA de CV (c)	348,201	574,531
Fomento Economico Mexicano SA de CV—ADR	106,800	3,217,884
Grupo Financiero Banorte SA de CV	635,500	1,147,236
Grupo Televisa SA—ADR	135,000	2,016,900
Urbi, Desarrollos Urbanos SA de CV (c)	317,894	433,852
Wal-Mart de Mexico SA de CV, Class V	658,429	1,759,171
Wal-Mart de Mexico SA de CV, Class V—ADR	8,845	236,318
		15,497,531
Nigeria 0.1%
Guaranty Trust Bank PLC—GDR	77,899	310,602
Pakistan 1.0%
MCB Bank Ltd.	357,200	568,303
National Bank of Pakistan	691,350	436,506
Oil & Gas Development Co., Ltd.	1,168,900	737,652
Pakistan State Oil Co., Ltd.	164,600	301,225
Pakistan Telecommunication Co., Ltd. (c)	1,784,000	381,256
		2,424,942
Panama 0.7%
Copa Holdings SA, Class A	62,209	1,886,177
Poland 4.2%
Bank Pekao SA	74,532	3,189,388
Bank Zachodni WBK, SA	26,189	983,938
KGHM Polska Miedz SA	23,840	227,645
PBG SA (c)	10,410	688,589
Polimex Mostostal SA	210,649	216,820
Polskie Gornictwo Naftowe I Gazownictwo SA	169,978	207,074
Powszechna Kasa Oszczednosci Bank Polski SA	278,863	3,340,828
Telekomunikacja Polska SA	260,420	1,687,436
		10,541,718
Republic of China (Taiwan) 7.3%
Acer, Inc.	1,171,785	1,536,360
Asustek Computer, Inc.	1,453,039	1,650,414
Cathay Financial Holding Co., Ltd.	1,211,200	1,359,188
Chinatrust Financial Holding Co., Ltd.	2,479,897	1,069,242
Chunghwa Telecom Co., Ltd.	676,870	1,080,036
First Financial Holding Co., Ltd.	1,561,136	827,534
High Tech Computer Corp.	199,000	2,007,363
Hon Hai Precision Industry Co., Ltd.	1,153,400	2,273,879
Taiwan Fertilizer Co., Ltd.	139,000	223,492

See Notes to Financial Statements
11

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Republic of China (Taiwan) (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,883,056	$3,946,126
Wistron Corp.	720,000	553,465
Yuanta Financial Holding Co., Ltd.	4,492,000	2,044,640
		18,571,739
Republic of Korea (South Korea) 11.4%
Amorepacific Corp.	2,391	1,250,028
Cheil Communications, Inc.	8,040	1,255,282
Cheil Worldwide, Inc.	45,311	1,473,226
Hyundai Development Co.	30,240	797,328
Hyundai Motor Co.	31,694	1,020,282
KB Financial Group, Inc. (c)	21,070	577,498
KT&G Corp.	6,580	411,438
LG Chem Ltd.	34,696	1,995,116
LG Electronics, Inc.	15,583	951,317
LG Telecom Ltd.	56,670	445,042
NHN Corp. (c)	26,847	2,724,300
Samsung Electronics Co., Ltd.	18,213	6,613,464
Samsung Fire & Marine Insurance Co., Ltd.	14,038	2,136,324
Shinhan Financial Group Co., Ltd.	57,182	1,324,376
SK Telecom Co., Ltd.	15,295	2,524,810
SK Telecome Co., Ltd.—ADR	28,300	514,494
SSCP Co., Ltd. (c)	54,319	319,385
Woongjin Coway Co., Ltd.	119,120	2,559,270
		28,892,980
Russia 4.6%
Gazprom—ADR	138,965	1,991,786
LUKOIL—ADR	135,112	4,380,771
Mobile TeleSystems—ADR	28,600	763,048
Rosneft Oil Co.—GDR	592,311	2,250,515
RusHydro (c)	45,116,400	944,512
Vimpel-Communications—ADR	202,270	1,448,253
		11,778,885
South Africa 7.3%
AngloGold Ashanti Ltd.	66,660	1,851,151
AngloGold Ashanti Ltd.—ADR	5,540	153,513
Harmony Gold Mining Co., Ltd. (c)	111,400	1,215,339
Harmony Gold Mining Co., Ltd.—ADR (c)	13,800	151,386
Massmart Holdings Ltd.	196,794	1,806,242
Mr. Price Group Ltd.	438,300	1,177,789
MTN Group Ltd.	434,047	5,135,580
Naspers Ltd., Class N	144,400	2,624,766
Raubex Group Ltd.	247,151	583,126

See Notes to Financial Statements
12

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
South Africa (Continued)
Sasol Ltd.	41,120	$1,256,070
Tiger Brands Ltd.	156,200	2,431,491
		18,386,453
Thailand 1.7%
Advanced Information Service Public Co., Ltd.	336,200	758,818
Bangkok Bank Public Co., Ltd.—NVDR	393,400	799,952
Kasikornbank Public Co., Ltd.	615,800	814,304
Kasikornbank Public Co., Ltd.—NVDR	82,900	109,825
PTT Exploration & Production Public Co., Ltd.	219,400	673,883
PTT Public Co., Ltd.	100,800	519,432
Siam Commercial Bank Public Co., Ltd.	443,300	624,546
		4,300,760
Turkey 4.5%
Akbank TAS	715,581	2,233,801
Anadolu Efes Biracilik ve Malt Sanayii AS	178,122	1,192,318
Haci Omer Sabanci Holding AS	400,287	914,009
Turkcell Iletisim Hizmetleri AS	435,522	2,506,817
Turkiye Garanti Bankasi AS (c)	1,626,471	2,777,202
Turkiye Halk Bankasi AS	260,251	781,379
Turkiye Is Bankasi, Class C	389,254	1,046,974
		11,452,500
United Kingdom 1.1%
SABMiller PLC	158,310	2,789,783
Total Common Stocks 93.1%		235,495,571
Preferred Stocks 2.0%
Brazil 1.7%
Banco Bradesco SA	42,700	417,173
Banco Nacional SA (a) (b) (c)	19,271,000	0
Companhia Vale do Rio Doce	8,916	93,670
Lojas Arapua SA (a) (b) (c)	31,632,300	0
Net Servicos de Comunicacao SA (c)	251,377	1,449,279
Petroleo Brasileiro SA	141,948	1,429,462
Ultrapar Participacoes SA	37,540	823,969
		4,213,553
Republic of Korea (South Korea) 0.3%
Samsung Electronics Co., Ltd.	4,350	903,127
Total Preferred Stocks 2.0%		5,116,680

See Notes to Financial Statements
13

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Investment Company 0.6%
India 0.6%
Morgan Stanley Growth Fund (c) (e)	2,195,167	$1,421,542
Total Long-Term Investments 95.7% (Cost $364,983,053)		242,033,793
Repurchase Agreements 3.8%
Banc of America Securities ($1,090,424 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $1,090,425)		1,090,424
Banc of America Securities ($3,014,024 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $3,014,029)		3,014,024
Citigroup Global Markets, Inc. ($3,263,593 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $3,263,595)		3,263,593
Citigroup Global Markets, Inc. ($1,151,857 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $1,151,860)		1,151,857
JPMorgan Chase & Co. ($1,151,857 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $1,151,858)		1,151,857
Total Repurchase Agreements 3.8% (Cost $9,671,755)		9,671,755
Total Investments 99.5% (Cost $374,654,808)		251,705,548
Foreign Currency 0.5% (Cost $1,339,341)		1,347,396
Liabilities in Excess of Other Assets 0.0%		(77,728)
Net Assets 100.0%		$252,975,216

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $185,494,519 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors.

(a)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(b)  Security has been deemed illiquid.

See Notes to Financial Statements
14

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

(c)  Non-income producing security.

(d)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

Forward Foreign Currency Contracts Outstanding as of December 31, 2008:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Czech Koruna 35,847,044 expiring 03/19/09	US $	$1,850,480	$59,020
Polish Zloty 11,244,320 expiring 03/19/09	US $	3,764,498	54,502
			$113,522

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Diversified Banks	$50,630,911	20.0%
Wireless Telecommunication Services	37,392,186	14.8
Integrated Oil & Gas	19,879,430	7.9
Semiconductors	11,462,716	4.5
Life & Health Insurance	8,583,832	3.4
Integrated Telecommunication Services	8,156,444	3.2
Broadcasting & Cable TV	6,344,363	2.5
Brewers	5,532,951	2.2
Automobile Manufacturers	4,780,003	1.9
Packaged Foods & Meats	4,181,868	1.7
Electric Utilities	4,177,293	1.6
Computer Hardware	4,097,188	1.6
Hypermarkets & Super Centers	3,801,731	1.5
Diversified Metals & Mining	3,477,482	1.4
Other Diversified Financial Services	3,466,182	1.4
Gold	3,371,389	1.3
Industrial Conglomerates	3,344,252	1.3
Construction Materials	3,320,217	1.3
Soft Drinks	3,217,884	1.3
Construction & Engineering	2,860,395	1.1

See Notes to Financial Statements
15

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (Unaudited) (continued)

Industry	Value	Percent of Net Assets
Internet Software & Services	$2,724,300	1.1%
IT Consulting & Other Services	2,634,057	1.0
Housewares & Specialties	2,559,270	1.0
Household Products	2,415,584	1.0
Independent Power Producers & Energy Traders	2,408,938	0.9
Pharmaceuticals	2,345,396	0.9
Commodity Chemicals	2,314,501	0.9
Heavy Electrical Equipment	2,313,922	0.9
Computer & Electronics Retail	2,283,151	0.9
Electronic Manufacturing Services	2,273,879	0.9
Advertising	2,258,818	0.9
Property & Casualty Insurance	2,136,324	0.8
Homebuilding	1,941,283	0.8
Airlines	1,886,177	0.7
Computer Storage & Peripherals	1,650,414	0.6
Oil & Gas Refining & Marketing	1,490,938	0.6
Apparel, Accessories & Luxury Goods	1,473,226	0.6
Oil & Gas Exploration & Production	1,411,535	0.6
Personal Products	1,250,028	0.5
Tobacco	1,249,987	0.5
Apparel Retail	1,177,789	0.5
Steel	1,104,404	0.4
Coal & Consumable Fuels	965,575	0.4
Consumer Electronics	951,317	0.4
Multi-Sector Holdings	914,009	0.4
Automotive Retail	823,969	0.3
Thrifts & Mortgage Finance	767,098	0.3
Motorcycle Manufacturers	692,805	0.3
Gas Utilities	451,591	0.2
Communications Equipment	437,777	0.2
Publishing	423,522	0.2
Fertilizers & Agricultural Chemicals	223,492	0.1
	$242,033,793	95.7%

See Notes to Financial Statements
16

Van Kampen Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $374,654,808)	$251,705,548
Foreign Currency (Cost $1,339,341)	1,347,396
Cash	608,950
Receivables:
Investments Sold	1,626,935
Dividends	537,526
Fund Shares Sold	278,426
Interest	6
Forward Foreign Currency Contracts	113,522
Other	1,108,808
Total Assets	257,327,117
Liabilities:
Payables:
Investments Purchased	2,147,342
Fund Shares Repurchased	976,701
Distributor and Affiliates	294,238
Investment Advisory Fee	254,724
Capital Gain Tax	312
Directors' Deferred Compensation and Retirement Plans	199,166
Accrued Expenses	479,418
Total Liabilities	4,351,901
Net Assets	$252,975,216
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$589,109,814
Accumulated Undistributed Net Investment Income	(2,705,351)
Net Unrealized Depreciation	(122,838,193)
Accumulated Net Realized Loss	(210,591,054)
Net Assets	$252,975,216
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $165,333,030 and 19,856,584 shares of beneficial interest issued and outstanding)	$8.33
Maximum sales charge (5.75%* of offering price)	0.51
Maximum offering price to public	$8.84
Class B Shares: Net asset value and offering price per share (Based on net assets of $32,729,265 and 4,702,194 shares of beneficial interest issued and outstanding)	$6.96
Class C Shares: Net asset value and offering price per share (Based on net assets of $34,848,825 and 4,972,030 shares of beneficial interest issued and outstanding)	$7.01
Class I Shares: Net asset value and offering price per share (Based on net assets of $20,064,096 and 2,390,424 shares of beneficial interest issued and outstanding)	$8.39

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
17

Van Kampen Emerging Markets Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $825,073)	$5,192,574
Interest	68,528
Total Income	5,261,102
Expenses:
Investment Advisory Fee	2,845,210
Distribution (12b-1) and Service Fees
Class A	322,697
Class B	261,217
Class C	276,163
Transfer Agent Fees	611,369
Custody	441,283
Accounting and Administrative Expenses	84,215
Reports to Shareholders	74,059
Professional Fees	68,696
Registration Fees	41,331
Directors' Fees and Related Expenses	18,325
Other	40,625
Total Expenses	5,085,190
Less Credits Earned on Cash Balances	4,517
Net Expenses	5,080,673
Net Investment Income	$180,429
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(179,536,741)
Foreign Currency Transactions	(1,410,074)
Forward Foreign Currency Contracts	(1)
Net Realized Loss	(180,946,816)
Unrealized Appreciation/Depreciation:
Beginning of the Period	32,947,481
End of the Period:
Investments (Includes Capital Gain Tax of $(312))	(122,949,572)
Foreign Currency Translation	(2,143)
Forward Commitments	113,522
(122,838,193)
Net Unrealized Depreciation During the Period	(155,785,674)
Net Realized and Unrealized Loss	$(336,732,490)
Net Decrease in Net Assets From Operations	$(336,552,061)

See Notes to Financial Statements
18

Van Kampen Emerging Markets Fund
Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Income/Loss	$180,429	$(1,933,575)
Net Realized Gain/Loss	(180,946,816)	184,531,221
Net Unrealized Depreciation During the Period	(155,785,674)	(174,889,219)
Change in Net Assets from Operations	(336,552,061)	7,708,427
Distributions from Net Realized Gain:
Class A Shares	(44,526,999)	(108,126,200)
Class B Shares	(9,996,671)	(27,356,631)
Class C Shares	(10,812,044)	(25,486,075)
Class I Shares	(5,076,500)	(41,654,464)
	(70,412,214)	(202,623,370)
Net Change in Net Assets from Investment Activities	(406,964,275)	(194,914,943)
From Capital Transactions:
Proceeds from Shares Sold	65,535,815	571,712,244
Net Asset Value of Shares Issued Through Dividend Reinvestment	60,307,659	143,845,627
Cost of Shares Repurchased	(188,257,443)	(558,448,187)
Net Change in Net Assets from Capital Transactions	(62,413,969)	157,109,684
Total Decrease in Net Assets	(469,378,244)	(37,805,259)
Net Assets:
Beginning of the Period	722,353,460	760,158,719
End of the Period (Including accumulated undistributed net investment income of $(2,705,351) and $(2,885,780), respectively)	$252,975,216	$722,353,460

See Notes to Financial Statements
19

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$22.14	$28.08	$20.87	$15.34	$11.53	$8.65
Net Investment Income/Loss (a)	0.01	(0.02)	(0.04)	0.03	0.07	0.06
Net Realized and Unrealized Gain/Loss	(10.87)	1.65	9.53	5.60	3.78	2.82
Total from Investment Operations	(10.86)	1.63	9.49	5.63	3.85	2.88
Less:
Distributions from Net Investment Income	-0-	-0-	0.04	0.10	0.04	-0-
Distributions from Net Realized Gain	2.95	7.57	2.24	-0-	-0-	-0-
Total Distributions	2.95	7.57	2.28	0.10	0.04	-0-
Net Asset Value, End of the Period	$8.33	$22.14	$28.08	$20.87	$15.34	$11.53
Total Return* (b)	–48.90%**	1.46%	47.70%	36.73%	33.42%	33.29%
Net Assets at End of the Period (In millions)	$165.3	$398.0	$579.4	$332.7	$182.3	$129.9
Ratio of Expenses to Average Net Assets*	2.11%	1.83%	1.96%	2.14%	2.15%	2.15%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.19%	(0.09%)	(0.16%)	0.16%	0.53%	0.53%
Portfolio Turnover	46%**	104%	87%	73%	60%	89%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	2.26%	2.51%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	N/A	0.42%	0.17%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.11%	1.83%	1.96%	2.14%	2.15%	2.15%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
20

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$19.55	$25.70	$19.36	$14.27	$10.77	$8.15
Net Investment Loss (a)	(0.04)	(0.21)	(0.20)	(0.11)	(0.03)	(0.03)
Net Realized and Unrealized Gain/Loss	(9.60)	1.63	8.78	5.20	3.53	2.65
Total from Investment Operations	(9.64)	1.42	8.58	5.09	3.50	2.62
Less Distributions from Net Realized Gain	2.95	7.57	2.24	-0-	-0-	-0-
Net Asset Value, End of the Period	$6.96	$19.55	$25.70	$19.36	$14.27	$10.77
Total Return* (b)	–49.15%**	0.67%	46.62%	35.67%	32.50%	32.15%
Net Assets at End of the Period (In millions)	$32.7	$81.2	$92.8	$73.0	$63.5	$55.8
Ratio of Expenses to Average Net Assets*	2.87%	2.59%	2.72%	2.89%	2.90%	2.90%
Ratio of Net Investment Loss to Average Net Assets*	(0.56%)	(0.85%)	(0.92%)	(0.61%)	(0.26%)	(0.24%)
Portfolio Turnover	46%**	104%	87%	73%	60%	89%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	3.01%	3.26%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	N/A	(0.37%)	(0.60%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.87%	2.59%	2.72%	2.89%	2.90%	2.90%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
21

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$19.65	$25.80	$19.42	$14.32	$10.81	$8.18
Net Investment Loss (a)	(0.04)	(0.20)	(0.20)	(0.11)	(0.03)	(0.02)
Net Realized and Unrealized Gain/Loss	(9.65)	1.62	8.82	5.21	3.54	2.65
Total from Investment Operations	(9.69)	1.42	8.62	5.10	3.51	2.63
Less Distributions from Net Realized Gain	2.95	7.57	2.24	-0-	-0-	-0-
Net Asset Value, End of the Period	$7.01	$19.65	$25.80	$19.42	$14.32	$10.81
Total Return* (b)	–49.16%**	0.67%	46.69%	35.61%	32.47%	32.15%
Net Assets at End of the Period (In millions)	$34.8	$85.1	$81.5	$58.2	$42.3	$34.6
Ratio of Expenses to Average Net Assets*	2.87%	2.59%	2.72%	2.89%	2.90%	2.90%
Ratio of Net Investment Loss to Average Net Assets*	(0.56%)	(0.85%)	(0.92%)	(0.61%)	(0.25%)	(0.21%)
Portfolio Turnover	46%**	104%	87%	73%	60%	89%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	3.01%	3.26%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	N/A	(0.36%)	(0.57%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.87%	2.59%	2.72%	2.89%	2.90%	2.90%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
22

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31,	Year Ended June 30,		April 6, 2006 (Commencement of Operations) to June 30,
	2008	2008	2007	2006
Net Asset Value, Beginning of the Period	$22.27	$28.15	$20.89	$22.84
Net Investment Income (a)	0.04	0.04	0.09	0.05
Net Realized and Unrealized Gain/Loss	(10.97)	1.65	9.49	(2.00)
Total from Investment Operations	(10.93)	1.69	9.58	(1.95)
Less:
Distributions from Net Investment Income	-0-	-0-	0.08	-0-
Distributions from Net Realized Gain	2.95	7.57	2.24	-0-
Total Distributions	2.95	7.57	2.32	-0-
Net Asset Value, End of the Period	$8.39	$22.27	$28.15	$20.89
Total Return (b)	–48.91%*	1.65%	48.13%	–8.54%*
Net Assets at End of the Period (In millions)	$20.1	$158.1	$6.4	$0.01
Ratio of Expenses to Average Net Assets	1.79%	1.59%	1.68%	1.90%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.16%	0.38%	0.99%
Portfolio Turnover	46%*	104%	87%	73%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

See Notes to Financial Statements
23

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Emerging Markets Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. The Fund commenced operations on July 6, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are not readily available are valued at the mean of the last reported bid and asked prices obtained from reputable brokers. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the

24

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$40,945,681	$-0-
Level 2—Other Significant Observable Inputs	210,759,867	113,522
Level 3—Significant Unobservable Inputs	-0-	-0-
Total	$251,705,548	$113,522

*  Other financial instruments include forwards.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

25

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $3,989,618. At June 30, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $42,181,120, which will expire according to the following schedule:

Amount	Expiration
$31,533,824	June 30, 2009
10,136,235	June 30, 2010
511,061	June 30, 2011

Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$389,886,716
Gross tax unrealized appreciation	$6,401,421
Gross tax unrealized depreciation	(144,582,589)
Net tax unrealized depreciation on investments	$(138,181,168)

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$38,965,247
Long-term capital gain	164,525,387
$203,490,634

26

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,512,678
Undistributed long-term capital gain	81,048,083

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $4,517 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

27

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	1.25%
Next $500 million	1.20%
Next $1.5 billion	1.15%
Over $2.5 billion	1.00%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Company (the "Subadviser") to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 47% of its investment advisory fee to the Subadviser.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $5,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $43,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $264,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the shares of those funds selected by the directors. Investments in such funds of approximately $100,400 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon

28

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $35,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $83,400. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2008 and the year ended June 30, 2008, transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	2,037,315	$28,993,375	8,017,731	$225,652,171
Class B	318,794	3,813,542	1,193,733	29,719,477
Class C	430,812	3,932,145	1,165,550	29,329,486
Class I	2,168,905	28,796,753	9,385,456	287,011,110
Total Sales	4,955,826	$65,535,815	19,762,470	$571,712,244
Dividend Reinvestment:
Class A	5,013,999	$41,315,712	3,705,987	$97,838,085
Class B	1,377,269	9,489,370	1,095,416	25,643,820
Class C	1,248,044	8,662,177	850,508	20,012,471
Class I	101,253	840,400	13,245	351,251
Total Dividend Reinvestment	7,740,565	$60,307,659	5,665,156	$143,845,627
Repurchases:
Class A	(5,174,812)	$(75,497,238)	(14,376,482)	$(436,651,966)
Class B	(1,149,133)	(14,320,995)	(1,745,815)	(40,331,610)
Class C	(1,035,772)	(12,408,081)	(846,053)	(19,934,056)
Class I	(6,978,963)	(86,031,129)	(2,526,699)	(61,530,555)
Total Repurchases	(14,338,680)	$(188,257,443)	(19,495,049)	$(558,448,187)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $58,700, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $212,907,423 and $342,179,303, respectively.

29

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,040,400 and $2,981,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's effective yield, foreign currency exposure, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

30

Van Kampen Emerging Markets Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III

President and Principal Executive Officer

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Stuart N. Schuldt

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment
Management Company
23 Church Street
16-01 Capital Square
Singapore 049481

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

31

Your Notes

Your Notes

Van Kampen Emerging Markets Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Emerging Markets Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Emerging Markets Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Emerging Markets Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen Emerging Markets Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

138, 338, 538
MSEMSAN 2/09
TBD

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

Equity Growth
Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Equity Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk,which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 12/31/08

	A Shares since 5/28/98		B Shares since 5/28/98		C Shares since 5/28/98		I Shares since 8/12/05
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	–2.40%	–2.94%	–2.94%	–2.94%	–3.08%	–3.08%	–9.78%
10-year	–3.38	–3.94	–3.94	–3.94	–4.05	–4.05	—
5-year	–4.85	–5.96	–5.30	–5.59	–5.57	–5.57	—
1-year	–50.70	–53.52	–50.75	–53.21	–51.08	–51.57	–50.56
6-month	–41.85	–45.19	–41.86	–44.77	–42.07	–42.65	–41.73

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Periods of less than one year are not annualized.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

The six-month period ended December 31, 2008 encompassed one of the most difficult market environments in recent history. In September, the collapse of Lehman Brothers led to a dramatic increase in market volatility, as fear-driven investors fled all segments of the stock and bond markets for the perceived safety of U.S. Treasuries and cash. Panic selling persisted through the remainder of 2008 as the credit markets froze and more banks failed, merged or sought government rescue. Although the federal government and the Federal Reserve intervened with unprecedented policy measures, investors remained uncertain about the effectiveness of the response, particularly as the U.S. economy was officially declared in recession since December 2007.

Performance Analysis

All share classes of Van Kampen Equity Growth Fund underperformed the Russell 1000® Growth Index ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	Class I	Russell 1000® Growth Index
-41.85%	-41.86%	-42.07%	-41.73%	-32.31%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Stock selection in the financial services sector had the largest negative impact on relative performance during the period, primarily due to property and casualty insurance holdings, although an overweight to the sector overall had a slightly positive effect. Stock selection in the consumer discretionary sector also diminished relative returns, despite the benefit of an overweight in the sector. Within the sector, commercial services and consumer products holdings were the leading detractors. Rounding out the largest detractors during the period was stock selection in the technology sector, where relative performance was hampered by communications technology holdings.

In contrast, other positions were favorable to relative performance. Stock selection and an underweight in the other energy sector was the largest positive contributor. Within the sector, the Fund was less exposed to the weaker performing segments

2

such as oil well equipment and services, whereas the Index return was dragged down by stocks in this industry group. In addition, the Fund's exposure to crude oil producers boosted relative performance for the period as this group outperformed during the period. Further supporting relative performance was an avoidance of both the utilities sector and the producer durables sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/08 (Unaudited)
Monsanto Co.	7.6%
Google, Inc., Class A	6.9
Apple, Inc.	5.6
Amazon.com, Inc.	5.5
Omnicom Group, Inc.	4.9
New Oriental Education & Technology Group, Inc. - ADR	4.7
China Merchants Holdings International Co. Ltd.	4.7
Ultra Petroleum Corp.	4.5
Greenlight Capital Re Ltd., Class A	4.4
Brookfield Asset Management, Inc., Class A	4.2
Summary of Investments by Industry Classification as of 12/31/08 (Unaudited)
Internet Software & Services	9.1%
Communications Equipment	9.0
Fertilizers & Agricultural Chemicals	7.6
Computer Hardware	5.6
Internet Retail	5.5
Real Estate Management & Development	5.1
Advertising	4.9
Education Services	4.7
Marine Ports & Services	4.7
Oil & Gas Exploration & Production	4.5
Reinsurance	4.4
Data Processing & Outsourced Services	4.2
Wireless Telecommunication Services	3.4
Diversified Banks	3.0
Semiconductors	2.8
Hotels, Resorts & Cruise Lines	2.7
Property & Casualty Insurance	2.5
Consumer Finance	2.1
Distillers & Vintners	1.9
Trucking	1.8
Leisure Products	1.7
Specialized Finance	1.6
Managed Health Care	1.4
Auto Parts & Equipment	1.4
Other Diversified Financial Services	1.1
Total Long-Term Investments	96.7
Total Repurchase Agreements	3.7
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08- 12/31/08
Class A
Actual	$1,000.00	$581.55	$4.46
Hypothetical	1,000.00	1,019.56	5.70
(5% annual return before expenses)
Class B
Actual	1,000.00	581.35	4.19
Hypothetical	1,000.00	1,019.91	5.35
(5% annual return before expenses)
Class C
Actual	1,000.00	579.27	7.44
Hypothetical	1,000.00	1,015.78	9.50
(5% annual return before expenses)
Class I
Actual	1,000.00	582.65	3.47
Hypothetical	1,000.00	1,020.82	4.43
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.12%, 1.05%, 1.87% and 0.87%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 96.7%
Advertising 4.9%
Omnicom Group, Inc.	336,784	$9,066,225
Auto Parts & Equipment 1.4%
Minth Group Ltd. (Cayman Islands)	6,430,000	2,593,847
Communications Equipment 9.0%
3Com Corp. (a)	2,041,103	4,653,715
Cisco Systems, Inc. (a)	310,661	5,063,774
Corning, Inc.	708,993	6,756,703
		16,474,192
Computer Hardware 5.6%
Apple, Inc. (a)	120,839	10,313,609
Consumer Finance 2.1%
American Express Co.	210,184	3,898,913
Data Processing & Outsourced Services 4.2%
MasterCard, Inc., Class A	53,336	7,623,314
Distillers & Vintners 1.9%
Diageo PLC—ADR (United Kingdom)	59,875	3,397,308
Diversified Banks 3.0%
ICICI Bank Ltd.—ADR (India)	157,503	3,031,933
ICICI Bank Ltd. (India)	258,454	2,414,344
		5,446,277
Education Services 4.7%
New Oriental Education & Technology Group, Inc.—ADR (Cayman Islands) (a)	158,753	8,717,127
Fertilizers & Agricultural Chemicals 7.6%
Monsanto Co.	197,730	13,910,306
Hotels, Resorts & Cruise Lines 2.7%
Ctrip.com International Ltd.—ADR (Cayman Islands)	208,330	4,958,254
Internet Retail 5.5%
Amazon.com, Inc. (a)	198,279	10,167,747

See Notes to Financial Statements
8

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Internet Software & Services 9.1%
Baidu.com, Inc.—ADR (Cayman Islands) (a)	17,699	$2,310,958
Google, Inc., Class A (a)	41,338	12,717,636
Tencent Holdings Ltd. (Cayman Islands)	249,600	1,624,956
		16,653,550
Leisure Products 1.7%
ARUZE Corp. (Japan)	314,800	3,176,913
Managed Health Care 1.4%
UnitedHealth Group, Inc.	99,623	2,649,972
Marine Ports & Services 4.7%
China Merchants Holdings International Co. Ltd. (Hong Kong)	4,399,820	8,670,115
Oil & Gas Exploration & Production 4.5%
Ultra Petroleum Corp. (Canada) (a)	238,241	8,221,697
Other Diversified Financial Services 1.1%
BM&F BOVESPA SA (Brazil) (a)	768,131	2,021,272
Property & Casualty Insurance 2.5%
Berkshire Hathaway, Inc., Class B (a)	1,447	4,650,658
Real Estate Management & Development 5.1%
Brascan Residential Properties SA (Brazil)	1,605,053	1,715,188
Brookfield Asset Management, Inc., Class A (Canada)	503,869	7,694,080
		9,409,268
Reinsurance 4.4%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	627,883	8,156,200
Semiconductors 2.8%
Marvell Technology Group Ltd. (Bermuda) (a)	762,442	5,085,488
Specialized Finance 1.6%
CME Group, Inc.	13,948	2,902,718
Trucking 1.8%
DSV A/S (Denmark)	301,875	3,287,300
Wireless Telecommunication Services 3.4%
Bharti Airtel Ltd. (India) (a)	419,094	6,191,056
Total Long-Term Investments 96.7% (Cost $282,422,445)		177,643,326

See Notes to Financial Statements
9

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Value
Repurchase Agreements 3.7%
Banc of America Securities ($773,586 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $773,586)	$773,586
Banc of America Securities ($2,138,257 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $2,138,260)	2,138,257
Citigroup Global Markets, Inc. ($2,315,310 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $2,315,311)	2,315,310
Citigroup Global Markets, Inc. ($817,168 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $817,170)	817,168
JPMorgan Chase & Co. ($817,168 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $817,169)	817,168
Total Repurchase Agreements 3.7% (Cost $6,861,489)	6,861,489
Total Investments 100.4% (Cost $289,283,934)	184,504,815
Liabilities in Excess of Other Assets (0.4%)	(745,723)
Net Assets 100.0%	$183,759,092

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $31,694,991 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non-income producing security.

ADR—American Depositary Receipt

See Notes to Financial Statements
10

Van Kampen Equity Growth Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $289,283,934)	$184,504,815
Cash	431,712
Receivables:
Investments Sold	2,425,659
Fund Shares Sold	375,287
Dividends	41,179
Expense Reimbursement from Adviser	17,709
Other	226,597
Total Assets	188,022,958
Liabilities:
Payables:
Investments Purchased	2,668,671
Fund Shares Repurchased	799,594
Distributor and Affiliates	134,085
Directors' Deferred Compensation and Retirement Plans	350,296
Accrued Expenses	311,220
Total Liabilities	4,263,866
Net Assets	$183,759,092
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$531,792,093
Accumulated Net Investment Loss	(1,105,296)
Net Unrealized Depreciation	(104,779,119)
Accumulated Net Realized Loss	(242,148,586)
Net Assets	$183,759,092
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $128,867,555 and 18,249,724 shares of beneficial interest issued and outstanding)	$7.06
Maximum sales charge (5.75%* of offering price)	0.43
Maximum offering price to public	$7.49
Class B Shares: Net asset value and offering price per share (Based on net assets of $30,579,820 and 4,622,952 shares of beneficial interest issued and outstanding)	$6.61
Class C Shares: Net asset value and offering price per share (Based on net assets of $21,237,390 and 3,244,863 shares of beneficial interest issued and outstanding)	$6.54
Class I Shares: Net asset value and offering price per share (Based on net assets of $3,074,327 and 431,659 shares of beneficial interest issued and outstanding)	$7.12

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
11

Van Kampen Equity Growth Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $23,585)	$991,527
Interest	58,814
Total Income	1,050,341
Expenses:
Investment Advisory Fee	675,518
Distribution (12b-1) and Service Fees
Class A	232,005
Class B	44,498
Class C	153,395
Transfer Agent Fees	522,610
Custody	49,212
Accounting and Administrative Expenses	44,793
Registration Fees	44,283
Professional Fees	36,889
Directors' Fees and Related Expenses	15,603
Reports to Shareholders	11,691
Other	20,091
Total Expenses	1,850,588
Expense Reduction	240,821
Less Credits Earned on Cash Balances	4,467
Net Expenses	1,605,300
Net Investment Loss	$(554,959)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(37,891,842)
Foreign Currency Transactions	(12,492)
Net Realized Loss	(37,904,334)
Unrealized Appreciation/Depreciation:
Beginning of the Period	3,288,983
End of the Period	(104,779,119)
Net Unrealized Depreciation During the Period	(108,068,102)
Net Realized and Unrealized Loss	$(145,972,436)
Net Decrease in Net Assets From Operations	$(146,527,395)

See Notes to Financial Statements
12

Van Kampen Equity Growth Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Loss	$(554,959)	$(766,786)
Net Realized Gain/Loss	(37,904,334)	29,204,628
Net Unrealized Depreciation During the Period	(108,068,102)	(56,605,820)
Net Change in Net Assets from Investment Activities	(146,527,395)	(28,167,978)
From Capital Transactions:
Proceeds from Shares Sold	30,649,992	241,253,419
Cost of Shares Repurchased	(69,821,180)	(140,557,053)
Net Change in Net Assets from Capital Transactions	(39,171,188)	100,696,366
Net Change in Net Assets	(185,698,583)	72,528,388
Net Assets:
Beginning of the Period	369,457,675	296,929,287
End of the Period (Including accumulated net investment loss of $1,105,296 and $550,337, respectively)	$183,759,092	$369,457,675

*  For the year ended June 30, 2008, Proceeds from Shares Sold includes $118,588,405 of proceeds from shares acquired through merger. (See footnote 3)

See Notes to Financial Statements
13

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$12.13	$12.99	$10.75	$9.65	$9.25	$8.06
Net Investment Loss (a)	(0.02)	(0.02)	(0.05)	(0.05)	(0.04)	(0.04)
Net Realized and Unrealized Gain/Loss	(5.05)	(0.84)	2.29	1.15	0.44	1.23
Total from Investment Operations	(5.07)	(0.86)	2.24	1.10	0.40	1.19
Net Asset Value, End of the Period	$7.06	$12.13	$12.99	$10.75	$9.65	$9.25
Total Return* (b)	–41.85%**	–6.54%	20.84%	11.40%	4.32%	14.76%
Net Assets at End of the Period (In millions)	$128.9	$245.5	$194.4	$183.3	$156.2	$57.0
Ratio of Expenses to Average Net Assets*	1.12%	1.13%	1.23%	1.24%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets*	(0.34%)	(0.17%)	(0.43%)	(0.49%)	(0.41%)	(0.49%)
Portfolio Turnover	12%**	45%	46%	75%	154%	135%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.30%	N/A	N/A	N/A	1.59%	1.67%
Ratio of Net Investment Loss to Average Net Assets	(0.52%)	N/A	N/A	N/A	(0.50%)	(0.66%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
14

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of the Period	$11.36		$12.17		$10.11		$9.15	$8.84	$7.76
Net Investment Loss (a)	(0.01)		(0.03)		(0.10)		(0.13)	(0.10)	(0.11)
Net Realized and Unrealized Gain/Loss	(4.74)		(0.78)		2.16		1.09	0.41	1.19
Total from Investment Operations	(4.75)		(0.81)		2.06		0.96	0.31	1.08
Net Asset Value, End of the Period	$6.61		$11.36		$12.17		$10.11	$9.15	$8.84
Total Return* (b)	–41.86	%(c)**	–6.57	%(c)	20.38	%(c)	10.49%	3.51%	13.92%
Net Assets at End of the Period (In millions)	$30.6		$80.6		$72.8		$84.6	$108.1	$33.6
Ratio of Expenses to Average Net Assets*	1.05	%(c)	1.14	%(c)	1.74	%(c)	1.99%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(0.26	%)(c)	(0.21	%)(c)	(0.95	%)(c)	(1.25%)	(1.19%)	(1.24%)
Portfolio Turnover	12	%**	45%		46%		75%	154%	135%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.21	%(c)	N/A		N/A		N/A	2.34%	2.42%
Ratio of Net Investment Loss to Average Net Assets	(0.43	%)(c)	N/A		N/A		N/A	(1.28%)	(1.41%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements
15

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$11.28	$12.18	$10.15	$9.19	$8.87	$7.79
Net Investment Loss (a)	(0.05)	(0.12)	(0.13)	(0.13)	(0.09)	(0.11)
Net Realized and Unrealized Gain/Loss	(4.69)	(0.78)	2.16	1.09	0.41	1.19
Total from Investment Operations	(4.74)	(0.90)	2.03	0.96	0.32	1.08
Net Asset Value, End of the Period	$6.54	$11.28	$12.18	$10.15	$9.19	$8.87
Total Return* (b)	–42.07%**	–7.31%	20.00%	10.45%	3.61%	13.86%
Net Assets at End of the Period (In millions)	$21.2	$41.8	$28.4	$29.7	$30.4	$20.9
Ratio of Expenses to Average Net Assets*	1.87%	1.89%	1.99%	1.99%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.09%)	(0.94%)	(1.19%)	(1.25%)	(1.11%)	(1.24%)
Portfolio Turnover	12%**	45%	46%	75%	154%	135%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.06%	N/A	N/A	N/A	2.34%	2.42%
Ratio of Net Investment Loss to Average Net Assets	(1.28%)	N/A	N/A	N/A	(1.20%)	(1.41%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31,	Year Ended June 30,		August 12, 2005 (Commencement of Operations) to June 30,
	2008	2008	2007	2006
Net Asset Value, Beginning of the Period	$12.21	$13.05	$10.77	$10.09
Net Investment Income/Loss (a)	(0.01)	0.01	(0.02)	(0.03)
Net Realized and Unrealized Gain/Loss	(5.08)	(0.85)	2.30	0.71
Total from Investment Operations	(5.09)	(0.84)	2.28	0.68
Net Asset Value, End of the Period	$7.12	$12.21	$13.05	$10.77
Total Return* (b)	–41.73%**	–6.36%	21.17%	6.74%**
Net Assets at End of the Period (In millions)	$3.1	$1.6	$1.3	$1.0
Ratio of Expenses to Average Net Assets*	0.87%	0.87%	0.98%	0.96%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.33%)	0.10%	(0.14%)	(0.27%)
Portfolio Turnover	12%**	45%	46%	75%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.25%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.71%)	N/A	N/A	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Equity Growth Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium-and large capitalization companies. The Fund commenced operations on May 28, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed

18

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$145,948,335
Level 2—Other Significant Observable Inputs	38,556,480
Level 3—Significant Unobservable Inputs	-0-
Total	$184,504,815

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48

19

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax law which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $29,226,774. At June 30, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $203,706,094, which will expire according to the following schedule:

Amount	Expiration
$99,170,464	June 30, 2009
82,650,616	June 30, 2010
21,885,014	June 30, 2011

Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$289,342,216
Gross tax unrealized appreciation	$776,174,828
Gross tax unrealized depreciation	(881,012,229)
Net tax unrealized depreciation on investments	$(104,837,401)

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

There were no distributions paid during the year ended June 30, 2008.

Net realized gains and losses may differ for financial reporting and tax purposes as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $4,467 as a result of credits earned on cash balances.

G.  Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated in U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange

20

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market price of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.50%
Next $1 billion	.45%
Next $1 billion	.40%
Over $3 billion	.35%

The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.12%, 1.04%, 1.87% and 0.87% for Classes A, B, C, and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended December 31, 2008, the Adviser waived or reimbursed approximately $240,800 of advisory fees or other expenses.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $4,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $30,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $280,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

21

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the shares of those funds selected by the directors. Investments in such funds of approximately $214,500 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2008,Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $13,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $37,500. Sales charges do not represent expenses of the Fund.

At December 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 704 shares of Class I.

3.  Capital Transactions

For the six months ended December 31, 2008 and year ended June 30, 2008, transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	2,595,561	$24,238,785	9,959,666	$128,303,418
Class B	204,338	1,692,457	7,131,667	88,189,209
Class C	152,210	1,228,136	1,943,223	24,002,878
Class I	435,752	3,490,613	57,070	757,914
Total Sales	3,387,861	$30,649,992	19,091,626	$241,253,419
Repurchases:
Class A	(4,591,350)	$(39,551,077)	(4,678,400)	$(61,637,850)
Class B	(2,676,411)	(23,882,331)	(6,023,853)	(71,535,516)
Class C	(609,081)	(5,055,479)	(570,482)	(7,049,480)
Class I	(135,703)	(1,332,293)	(25,293)	(334,207)
Total Repurchases	(8,012,545)	$(69,821,180)	(11,298,028)	$(140,557,053)

On June 6, 2008, the Fund acquired all of the assets and liabilities of the Van Kampen Select Growth Fund ("Select Growth") through a tax free reorganization approved by Select Growth shareholders on May 2, 2008. The Fund issued 1,963,579, 6,192,031, 1,306,207 and 1,531 shares of Classes A, B, C and I valued at $25,919,096, $76,595,775, $16,053,187 and $20,347, respectively, in exchange for Select Growth's net assets. The shares of Select Growth were converted into Fund shares at a ratio 0.486 to 1, 0.488 to 1, 0.491 to 1 and 0.484 to 1 for Classes A, B, C and I,

22

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

respectively. Net unrealized depreciation of Select Growth as of June 6, 2008 was $3,152,525. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended June 30, 2008. Combined net assets on the day of reorganization were $405,721,498. Included in these net assets was a capital loss carryforward of $661,485,746, deferred compensation of $73,049, deferred pension of $63,729 and the deferral of losses related to wash sale transactions of $45,159.

4.  Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $400, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short term investments, were $32,554,461 and $70,792,785, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $27,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative

23

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen Equity Growth Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III

President and Principal Executive Officer

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Stuart N. Schuldt

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen Equity Growth Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Equity Growth Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Equity Growth Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Equity Growth Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen Equity Growth Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Ave
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

138, 338, 538
EQGSAN 2/09
IU09-00524P-Y12/08

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

Global Equity
Allocation Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Equity Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and therefore, the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/08

Average Annual Total Returns

	A Shares since 1/04/93		B Shares since 8/01/95		C Shares since 1/04/93
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	5.61%	5.22%	3.95%	3.95%	4.83%	4.83%
10-year	0.34	-0.25	0.02	0.02	-0.40	-0.40
5-year	0.75	-0.44	0.78	0.49	-0.02	-0.02
1-year	-38.81	-42.35	-38.82	-41.87	-39.29	-39.90
6-month	-31.58	-35.50	-31.42	-34.85	-31.83	-32.51

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended December 31, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Periods of less than one year are not annualized.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

The value destruction of 2008 was mitigated slightly in the month of December by a modest rise in global equities (as measured by the MSCI All Country World Index). However, global equities still finished the six-month period down 35.26 percent. Regionally, Japan and the U.S. outperformed the MSCI All Country World Index, while the emerging markets were the weakest performing region.

Economic reports continue to confirm the worst global, synchronized slowdown in at least three decades. Along with a plunge in industrial activity, global business surveys collapsed, and consumers in Europe, Japan and the U.S. drastically reduced spending. In our view, keeping hope and confidence alive is vital to putting a floor under this recession. The good news is that the global authorities have started to implement massive fiscal stimulus and slash taxes and short-term interest rates and that the cost of gasoline has fallen sharply. Equally important, we think, was the U.S. Federal Reserve's decision to buy $500-$600 billion of mortgage debt directly from the Government Sponsored Enterprises (GSEs) and $200-$300 billion of asset-backed securities to support consumer lending. Federal Reserve Chairman Bernanke also said the Fed is open to buying longer-dated Treasuries and even corporate debt.

Resolutions of every prior major banking crisis were elusive, until bad assets were removed (or written off) from the banks' balance sheets. This has not completely happened yet in the U.S. and Europe. Many of the bad assets are synthetic, leveraged instruments collateralized by mortgages, consumer loans, and commercial real estate. Because the reasonable price of these assets is unknowable until the extent of the economic downturn and the medium-term cost of capital is clearer, sellers are reluctant to sell, and buyers are not buying. Private equity firms are under pressure to spend their funds on working capital, rather than acquisitions; sovereign wealth funds need to conserve capital for domestic purposes; and distressed bond funds are still only picking at the margin. Everything governments and central banks have done to encourage the pricing and clearing of these assets (including TARP) has been helpful but up to now, insufficient in our view. That said, governments and central banks have so far been able to buy time as they wind down the shadow banking system and work to repair the financial system and credit conduits.

As we look out on the prospects for 2009, there is virtually no clarity yet on economic growth for 2009 and 2010. Large swathes of the credit markets, while better, are still not functioning and toxic assets remain on bank balance sheets. In our view, without the availability of credit, the economy, and therefore equities, will not be able to decisively sustain a recovery.

That said, we believe equity markets are oversold and prone to sharp tactical rallies, as the economic, fiscal and monetary news unfolds. Our work shows us that equity valuations are reasonably priced, but not necessarily cheap, given the level of economic and financial distress. We remain cautious.

Performance Analysis

All share classes of Van Kampen Global Equity Allocation Fund outperformed the MSCI All Country World Index ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	MSCI All Country World Index
–31.58%	–31.42%	–31.83%	–35.26%

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended December 31, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The underweight to Europe contributed positively to relative performance as did the below-Index allocation to the emerging markets. Furthermore, the cash position, which averaged 5 percent during the period, helped to protect the portfolio from equity market volatility. Detracting from relative performance, however, were the overweight positions to Japan and Singapore.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Top 10 Holdings as of 12/31/08 (Unaudited)
Exxon Mobil Corp.	2.5%
iShares Russell 2000 Value Index Fund	2.4
Procter & Gamble Co.	1.3
Microsoft Corp.	1.1
Johnson & Johnson	1.1
Nestle, SA	0.9
General Electric Co.	0.9
Chevron Corp.	0.8
AT&T, Inc.	0.8
Telefonica, SA	0.7
Summary of Investments by Countries as of 12/31/08 (Unaudited)
United States	38.8%
Japan	11.6
United Kingdom	5.6
Switzerland	3.1
France	3.0
Canada	2.3
China	1.7
Germany	1.7
Brazil	1.4
Spain	1.2
Australia	0.9
Sweden	0.9
Republic of Korea (South Korea)	0.9
Bermuda	0.8
Singapore	0.7
Finland	0.7
South Africa	0.6
Netherlands	0.6
Morocco	0.6
India	0.5
Malaysia	0.5
Italy	0.3
Netherlands Antilles	0.3
Denmark	0.3
Belgium	0.2
Indonesia	0.2
Norway	0.2
Jersey Channel Islands	0.2
(continued on next page)

Summary of Investments by Countries as of 12/31/08 (Unaudited)
(continued from previous page)
Poland	0.2%
Cayman Islands	0.1
Mexico	0.1
Greece	0.1
Philippines	0.1
Portugal	0.1
Luxembourg	0.1
Russia	0.0	*
Republic of Mauritius	0.0	*
Isle of Man	0.0	*
Panama	0.0	*
Republic of Cyprus	0.0	*
Turkey	0.0	*
Total Common and Preferred Stocks	80.6
Investment Companies	2.4
Total Long-Term Investments	83.0
Total Repurchase Agreements	9.7
Total Investments	92.7
Foreign Currency	0.4
Other Assets in Excess of Liabilities	6.9
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Top ten holdings are as a percentage of net assets. Summary of investments by countries are as a percentage of net assets.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$684.15	$7.22
Hypothetical (5% annual return before expenses)	1,000.00	1,016.64	8.64
Class B
Actual	1,000.00	685.83	6.67
Hypothetical (5% annual return before expenses)	1,000.00	1,017.29	7.98
Class C
Actual	1,000.00	681.71	10.39
Hypothetical (5% annual return before expenses)	1,000.00	1,012.85	12.43

*  Expenses are equal to the Fund's annualized expense ratio of 1.70%, 1.57% and 2.45% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 79.7%
Australia 0.9%
AGL Energy, Ltd.	3,531	$37,685
Alumina, Ltd.	7,630	7,469
Amcor, Ltd.	12,543	50,979
AMP, Ltd.	9,283	35,290
Ansell, Ltd.	1,132	9,985
APA Group	594	1,248
Asciano Group	2,641	2,812
Australia and New Zealand Banking Group, Ltd.	2,315	24,848
BHP Billiton, Ltd.	22,513	474,154
BlueScope Steel, Ltd.	4,988	12,251
Boral, Ltd.	8,286	26,840
Brambles Industries PLC	6,863	35,661
Caltex Australia, Ltd.	6,972	35,169
Coca-Cola Amatil, Ltd.	3,698	23,901
Commonwealth Bank of Australia	1,861	37,732
CSL, Ltd.	1,780	42,032
CSR, Ltd.	14,414	17,793
Fairfax	7,012	8,045
Foster's Group, Ltd.	14,277	54,926
Insurance Australia Group, Ltd.	12,211	33,314
Leighton Holdings, Ltd.	1,481	28,805
Lend Lease Corp., Ltd.	2,955	14,942
Macquarie Group, Ltd.	1,420	28,862
Macquarie Infrastructure Group, Ltd.	16,478	19,764
National Australia Bank, Ltd.	2,485	36,431
Newcrest Mining, Ltd.	3,305	78,385
OneSteel, Ltd.	5,602	9,697
Orica, Ltd.	5,389	52,910
Origin Energy, Ltd.	6,168	69,572
PaperlinX, Ltd.	6,308	3,155
QBE Insurance Group, Ltd.	4,722	85,835
Rio Tinto, Ltd.	1,966	52,659
Santos, Ltd.	4,491	46,936
Stockland Trust Group (REIT)	11	32
Suncorp-Metway, Ltd.	3,965	23,408
Tabcorp Holdings, Ltd.	2,785	13,633
Telstra Corp., Ltd.	14,996	40,153
Toll Holdings, Ltd.	2,707	11,704
Transurban Group	5,276	20,260
Virgin Blue Holdings, Ltd.	2,713	571
Wesfarmers, Ltd.	3,046	38,464
Wesfarmers, Ltd. (a)	1,112	14,049
Westpac Banking Corp., Ltd.	2,708	32,249

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Australia (Continued)
Woodside Petroleum, Ltd.	4,356	$112,416
Woolworths, Ltd.	7,197	134,281
		1,941,307
Belgium 0.2%
Belgacom, SA	2,074	79,111
Compagnie Nationale a Portefeuille (CNP)	315	15,317
Fortis (rights, expiring 07/04/14) (a)	18,445	0
Groupe Bruxelles Lambert, SA	633	50,373
InBev, NV	6,191	143,534
InBev-STRIP VVPR (a)	3,808	21
KBC Bankverzekerin Holdings	988	29,842
Solvay, SA	585	43,493
UCB, SA	1,964	63,975
Umicore	1,315	25,947
		451,613
Bermuda 0.8%
Accenture, Ltd., Class A	3,700	121,323
Axis Capital Holdings, Ltd.	2,100	61,152
Bunge, Ltd.	2,516	130,253
Cheung Kong Infrastructure	8,000	30,185
Chow Sang Sang Holdings International, Ltd.	19,696	10,224
Cosco Pacific, Ltd.	6,000	6,177
Covidien, Ltd.	6,450	233,748
Esprit Holdings, Ltd.	20,200	115,141
Everest Re Group, Ltd.	800	60,912
Foster Wheeler, Ltd. (a)	4,400	102,872
Ingersoll-Rand Co., Ltd., Class A	9,000	156,150
Invesco, Ltd.	2,428	35,060
Kerry Properties, Ltd.	14,000	37,682
Li & Fung, Ltd.	84,000	144,927
Marvell Technology Group, Ltd. (a)	3,600	24,012
Nabors Industries, Ltd. (a)	2,300	27,531
Noble Group, Ltd.	32,000	22,920
NWS Holdings, Ltd.	2,000	2,993
PartnerRe, Ltd.	1,000	71,270
REXCAPITAL Financial Holdings, Ltd. (a)	305,894	7,385
Seadrill, Ltd.	3,000	24,452
Shangri-La Asia, Ltd.	3,004	3,472
Tyco Electronics, Ltd.	3,750	60,788
Tyco International, Ltd.	5,450	117,720
Weatherford International, Ltd. (a)	4,708	50,941
Willis Group Holdings, Ltd.	2,000	49,760
Yue Yuen Industrial Holdings, Ltd.	11,500	22,789
		1,731,839

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Brazil 0.5%
Banco do Brasil, SA	15,700	$101,750
BM&F BOVESPA, SA (a)	14,000	36,840
Companhia Siderurgica Nacional, SA	7,100	90,041
Companhia Vale do Rio Doce	14,900	178,715
CPFL Energia, SA	1,800	23,296
Cyrela Brazil Realty, SA	12,800	51,577
Cyrela Commercial Properties, SA Empreendimentos e Participacoes (a)	2,560	6,678
Embraer	5,700	22,788
Lojas Renner, SA	8,700	59,312
Perdigao, SA (a)	10,600	138,003
Petroleo Brasileiro, SA	23,900	289,321
Redecard, SA	2,900	32,335
Uniao de Bancos Brasileiros, SA	13,800	88,434
		1,119,090
Canada 2.3%
Agnico-Eagle Mines, Ltd.	3,200	162,709
Agrium, Inc.	1,550	52,068
Bank of Montreal	4,100	103,787
Bank of Nova Scotia	7,500	202,369
Barrick Gold Corp.	19,185	694,825
BCE, Inc.	3,764	76,622
Biovail Corp.	1,700	15,891
Bombardier, Inc., Class B	10,800	38,931
Brookfield Asset Management, Inc., Class A	4,300	64,613
CAE, Inc.	2,100	13,779
Cameco Corp.	1,200	20,462
Canadian Imperial Bank of Commerce	3,000	124,156
Canadian Natural Resources, Ltd.	1,100	43,439
Canadian Pacific Railway, Ltd.	2,150	71,371
Canadian Tire Corp., Class A	900	31,677
Eldorado Gold Corp. (a)	7,600	59,409
Enbridge, Inc.	1,000	32,045
EnCana Corp.	2,332	107,599
George Weston, Ltd.	1,300	63,131
Goldcorp, Inc.	16,028	498,433
Husky Energy, Inc.	1,600	40,010
IGM Financial, Inc.	475	13,640
Imperial Oil, Ltd.	2,400	79,689
Kinross Gold Corp.	14,500	264,277
Manulife Financial Corp.	5,412	91,186
MDS, Inc., Class B (a)	4,000	24,463
National Bank of Canada	900	22,819

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Canada (Continued)
Nexen, Inc.	1,400	$24,326
Petro-Canada	2,100	45,453
Potash Corp. of Saskatchewan, Inc.	3,600	261,113
Power Corp. of Canada	3,700	67,196
Rogers Communication, Inc., Class B	6,300	186,729
Royal Bank of Canada	9,300	271,956
Sino-Forest Corp. (a)	13,700	109,533
Sun Life Financial, Inc.	2,389	55,037
Suncor Energy, Inc.	4,000	76,857
Talisman Energy, Inc.	3,200	31,572
Thomson Corp.	2,500	72,094
Toronto-Dominion Bank	8,800	309,729
TransAlta Corp.	1,300	25,589
TransCanada Corp.	1,044	28,051
Ultra Petroleum Corp. (a)	400	13,804
Yamana Gold, Inc.	14,182	108,562
		4,701,001
Cayman Islands 0.1%
Agile Property Holdings, Ltd.	99,893	52,709
ASM Pacific Technology, Ltd.	1,000	3,295
Chaoda Modern Agriculture Holdings, Ltd.	52,650	33,893
China Mengniu Dairy Co., Ltd.	3,000	3,925
China Resources Land, Ltd.	50,000	61,903
Hutchison Telecommunications International, Ltd. (a)	25,000	6,744
Li Ning Co., Ltd.	28,000	44,240
New World China Land, Ltd.	93,200	28,606
Noble Corp.	400	8,836
Prime Success International Group, Ltd.	95,800	15,671
Seagate Technology	2,600	11,518
		271,340
China 1.7%
Air China, Ltd., Class H	14,000	4,383
Aluminum Corp. of China, Ltd., Class H	14,000	7,540
Angang Steel Co., Ltd., Class H	12,000	13,580
Bank of Communications, Ltd., Class H	31,000	22,580
Bank of East Asia, Ltd.	25,400	53,578
Beijing Capital International Airport Co., Ltd., Class H	8,000	4,052
BOC Hong Kong Holdings, Ltd.	70,000	79,904
Cathay Pacific Airways, Ltd.	24,000	27,064
Cheung Kong Holdings, Ltd.	24,000	228,815
China Construction Bank, Class H	118,196	65,408
China COSCO Holdings Co., Ltd., Class H	10,250	7,223
China Life Insurance Co., Ltd., Class H	36,000	110,937

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
China (Continued)
China Merchants Holdings International Co., Ltd.	7,849	$15,467
China Mobile Hong Kong, Ltd.	26,000	263,609
China Overseas Land & Investment, Ltd.	20,000	28,115
China Overseas Land & Investment, Ltd. (rights, expiring 01/21/09) (a)	800	290
China Petroleum & Chemical Corp., Class H	90,000	55,445
China Resources Enterprise, Ltd.	36,000	63,306
China Resources Power Holdings Co., Ltd., Class H	6,000	11,661
China Shipping Container Lines Co., Ltd., Class H	38,350	5,848
China Shipping Development Co., Ltd., Class H	9,979	10,044
China Telecom Corp., Ltd., Class H	74,000	28,056
China Travel International Investment Hong Kong, Ltd.	284,000	55,799
Citic Pacific, Ltd.	6,000	6,538
CLP Holdings, Ltd.	33,500	227,772
CNOOC, Ltd.	68,000	64,620
Datang International Power Generation Co., Ltd., Class H	22,000	11,759
Denway Motors, Ltd.	28,000	8,781
Guangdong Investment, Ltd.	6,000	2,423
Guangshen Railway Co., Ltd., Class H	20,000	7,495
Hang Lung Group, Ltd.	15,000	45,784
Hang Lung Properties, Ltd.	86,500	189,746
Hang Seng Bank, Ltd.	15,100	199,434
Henderson Land Development Co., Ltd.	19,000	70,977
Hong Kong & China Gas Co., Ltd.	70,000	106,122
Hong Kong Electric Holdings, Ltd.	21,500	120,945
Hong Kong Exchanges & Clearing, Ltd.	17,600	168,737
Hopewell Holdings	11,000	36,385
Huaneng Power International, Inc., Class H	20,000	14,609
Hutchison Whampoa, Ltd.	39,000	196,728
Hysan Development Co., Ltd.	9,350	15,184
Jiangsu Expressway Co., Ltd., Class H	10,000	7,411
Jiangxi Copper Co., Ltd., Class H	14,000	10,408
Lenovo Group, Ltd.	20,000	5,488
Link (REIT)	32,000	53,193
Maanshan Iron & Steel Co., Ltd., Class H	18,000	6,523
MTR Corp., Ltd.	25,500	59,458
New World Development Co., Ltd.	45,000	45,974
Pacific Century CyberWorks, Ltd.	51,400	24,660
PetroChina Co., Ltd., Class H	84,000	74,429
PICC Property & Casualty Co., Ltd., Class H (a)	24,000	13,078
Ping An Insurance Co. of China, Ltd., Class H	6,000	29,321
Shanghai Industrial Holdings, Ltd.	5,000	11,506
Sino Land Co., Ltd.	31,381	32,798
Sinopec Shangai Petrochemical Co., Ltd., Class H	30,000	7,763

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
China (Continued)
Sun Hung Kai Properties, Ltd.	31,000	$260,660
Swire Pacific, Ltd., Class A	14,000	97,073
Television Broadcasts, Ltd.	1,000	3,276
Wharf Holdings, Ltd.	24,000	66,314
Wheelock & Co., Ltd.	17,000	37,659
Wing Hang Bank, Ltd.	3,000	17,380
Yanzhou Coal Minining Co., Ltd., Class H	12,000	8,929
Zhejiang Expressway Co., Ltd., Class H	12,000	7,105
		3,537,149
Denmark 0.3%
DSV, A/S	2,000	21,779
GN Store Nord, A/S (GN Great Nordic) (a)	10,373	20,250
Novo-Nordisk, A/S, Class B	6,890	350,628
Novozymes, A/S, Class B	581	46,287
Vestas Wind Systems, A/S (a)	1,913	113,697
		552,641
Finland 0.7%
Fortum Oyj	14,102	302,902
Kesko Oyj, Class B	12,769	319,991
Kone Oyj, Class B	1,971	43,216
Metso Oyj	6,691	80,899
Neste Oil Oyj	2,726	40,709
Nokia Oyj	25,335	392,767
Outokumpu Oyj	4,026	47,306
Rautaruukki Oyj	507	8,738
Sampo Oyj, Class A	6,954	129,888
Stora Enso Oyj, Class R	6,149	48,001
UPM-Kymmene Oyj	5,406	68,545
Wartsila Oyj	704	20,949
		1,503,911
France 3.0%
Air Liquide	2,916	266,798
Alcatel-Lucent—ADR (a)	13,691	29,436
Alcatel-Lucent, SA (a)	12,049	26,016
Alstom	1,200	70,863
Atos Origin	43	1,079
Axa	5,202	115,977
BNP Paribas, SA	6,442	272,022
Bouygues, SA	3,891	164,697
Cap Gemini, SA	1,401	53,999
Carrefour, SA	2,543	97,659
Casino Guichard	343	26,083
CNP Assurances	407	29,450

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
France (Continued)
Compagnie de Saint-Gobain	1,635	$77,115
Credit Agricole, SA	5,568	63,322
Dassault Systemes, SA	262	11,839
Essilor International, SA	3,766	176,701
Eurazeo	184	8,637
France Telecom, SA	19,290	539,564
GDF Suez	9,325	461,839
Hermes International	509	71,102
Imerys, SA	308	14,007
Lafarge, SA	1,167	70,954
Lagardere SCA	1,650	66,973
L'Oreal, SA	1,645	142,945
LVMH Moet-Hennessy Louis Vuitton, SA	1,797	120,734
Michelin (C.G.D.E.)	563	29,521
Neopost, SA	288	26,068
Peugeot, SA	626	10,674
PPR, SA	336	21,950
Publicis Groupe	1,070	27,543
Renault, SA	631	16,459
Safran, SA	630	8,494
Sanofi-Aventis, SA	9,754	619,515
Schneider Electric, SA	2,324	173,594
Societe BIC, SA	411	23,615
Societe Generale	2,412	122,162
Societe Television Francaise	3,272	47,840
Technip, SA	907	27,787
Thales, SA	732	30,547
Total SA, Class B	23,212	1,265,464
Valeo, SA	574	8,534
Vallourec, SA	721	82,003
Veolia Environnement	6,954	218,250
Vinci, SA	1,541	64,896
Vivendi Universal, SA	10,548	343,418
Zodiac, SA	135	4,913
		6,153,058
Germany 1.6%
Adidas-Salomon, AG	585	22,499
Allianz, AG	999	107,151
BASF SE	5,508	217,646
Bayer, AG	9,176	539,042
Beiersdorf, AG	837	49,794
Celesio, AG	471	12,863
Commerzbank, AG	938	8,941

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Germany (Continued)
DaimlerChrysler, AG	2,255	$85,682
Deutsche Bank, AG	605	24,126
Deutsche Boerse, AG	1,393	101,455
Deutsche Lufthansa, AG	683	10,814
Deutsche Post, AG	1,988	33,633
Deutsche Postbank, AG	240	5,308
Deutsche Telekom, AG	13,790	209,519
E.ON, AG	13,493	545,619
Fresenius, AG	1,036	48,581
Hochtief, AG	189	9,588
Infineon Technologies, AG (a)	1,709	2,352
K+S, AG	2,214	127,106
Linde, AG	574	48,574
MAN, AG	391	21,565
Merck, AG	391	35,549
Metro, AG	2,907	117,830
Muenchener Rueckversicherungs Gesellschaft, AG	505	79,359
Puma, AG	55	10,928
RWE, AG	3,343	300,524
SAP, AG	7,532	269,940
Siemens, AG	2,008	150,400
Suedzucker, AG	568	8,679
ThyssenKrupp, AG	1,009	27,286
Volkswagen, AG	433	151,683
		3,384,036
Greece 0.1%
Alpha Bank A.E.	4,878	45,816
EFG Eurobank Ergasias, SA	4,080	32,375
National Bank of Greece, SA	5,601	103,732
Piraeus Bank, SA	4,775	42,999
Titan Cement Co., SA	600	11,639
		236,561
India 0.5%
Asea Brown Boveri India, Ltd.	780	7,312
Associated Cement Co., Ltd.	551	5,461
Bajaj Auto, Ltd.	646	5,326
Bajaj Finserv, Ltd.	646	2,010
Bajaj Holdings and Investment, Ltd.	646	3,257
Bharat Forge, Ltd.	2,069	3,589
Bharti Airtel, Ltd. (a)	10,195	150,605
Cipla, Ltd.	1,896	7,285
Dish TV India, Ltd. (a)	3,384	1,403
Dr. Reddy's Laboratories, Ltd.	1,052	10,191

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
India (Continued)
Gail India, Ltd.	4,025	$17,231
GlaxoSmithKline Pharmaceuticals, Ltd.	339	8,081
Glenmark Pharmaceuticals, Ltd. (a)	1,266	7,791
Grasim Industries, Ltd.	342	8,668
Hero Honda Motors, Ltd.	849	14,173
Hindalco Industries, Ltd.	5,614	5,997
Hindustan Unilever, Ltd.	8,458	43,665
Housing Development Finance Corp., Ltd.	1,864	58,125
ICICI Bank, Ltd.	6,475	60,486
I-Flex Solutions, Ltd. (a)	516	4,937
Indian Hotels Co., Ltd.	3,020	2,830
Infosys Technologies, Ltd.	4,056	93,928
ITC, Ltd.	11,383	40,446
Larsen & Toubro, Ltd.	6,830	109,227
Mahanagar Telephone Nigam, Ltd.	3,990	6,513
Mahindra & Mahindra, Ltd.	1,076	6,145
Maruti Suzuki India, Ltd.	731	7,916
Oil & Natural Gas Corp., Ltd.	2,498	34,373
Ranbaxy Laboratories, Ltd.	1,673	8,720
Reliance Communications, Ltd.	10,429	48,992
Reliance Energy, Ltd.	634	7,676
Reliance Industries, Ltd.	6,655	169,540
Satyam Computer Services, Ltd.	4,823	17,042
State Bank of India, Ltd.	249	6,742
Sun Pharma Advanced Research Co., Ltd. (a)	1,349	1,209
Sun Pharmaceuticals Industries, Ltd.	490	10,802
Tata Consultancy Services, Ltd.	1,337	13,210
Tata Motors, Ltd.	1,988	6,623
Tata Steel, Ltd.	1,394	6,299
UTI Bank, Ltd.	1,110	11,691
Wipro, Ltd.	2,082	10,049
Wire and Wireless India, Ltd. (a)	2,943	749
Zee Entertainment Enterprises, Ltd.	2,132	6,188
Zee News, Ltd.	2,661	1,934
		1,054,437
Indonesia 0.2%
Aneka Tambang Tbk	42,500	4,460
Astra International Tbk	112,000	112,987
Bank Central Asia Tbk	184,500	55,825
Bank Danamon Indonesia Tbk	25,000	7,238
Bank Mandiri	95,000	18,108
Bank Rakyat Indonesia	80,500	35,582
Bumi Resources Tbk	258,500	22,306

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Indonesia (Continued)
Gudang Garam Tbk	8,500	$3,441
Indocement Tunggal Prakarsa Tbk	15,000	6,472
Indofood Sukses Makmur Tbk	71,500	6,404
Indosat Tbk	33,500	17,666
International Nickel Indonesia Tbk	31,000	5,610
Kalbe Farma Tbk	75,000	2,823
Perusahaan Gas Negara	132,500	23,958
Semen Gresik (Persero) Tbk	19,000	7,424
Telekomunikasi Indonesia Tbk	143,500	93,334
Unilever Indonesia Tbk	21,000	15,255
United Tractors Tbk	20,500	8,517
		447,410
Isle of Man 0.0%
Genting International PLC (a)	56,000	17,574
Italy 0.3%
Assicurazioni Generali S.p.A	10,574	289,871
ENI S.p.A.	3,626	85,921
Intesa Sanpaolo S.p.A.	61,213	220,485
UniCredit S.p.A.	49,978	124,423
		720,700
Japan 11.6%
77th Bank, Ltd.	4,000	21,716
Acom Co., Ltd.	573	24,041
Advantest Corp.	2,800	45,330
Aeon Co., Ltd.	5,806	58,154
Aeon Credit Service Co., Ltd.	500	5,290
Aeon Mall Co., Ltd.	200	3,861
Aiful Corp.	350	1,006
Aioi Insurance Co., Ltd.	1,000	5,214
Ajinomoto Co., Inc.	7,800	84,970
Alps Electric Co., Ltd.	2,472	12,096
Amada Co., Ltd.	3,527	17,073
Asahi Breweries, Ltd.	3,500	60,233
Asahi Glass Co., Ltd.	16,600	94,282
Asahi Kasei Corp.	16,900	74,277
Asatsu-DK, Inc.	750	16,815
Astellas Pharma, Inc.	5,905	240,283
Bank of Kyoto, Ltd.	5,000	56,044
Bank of Yokohama, Ltd.	24,000	141,963
Benesse Corp.	704	30,769
Bridgestone Corp.	12,264	184,191
Canon, Inc.	12,504	392,520

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Casio Computer Co., Ltd.	6,400	$40,210
Central Glass Co.	2,000	8,085
Central Japan Railway Co.	19	164,215
Chiba Bank, Ltd.	12,000	74,977
Chiyoda Corp.	4,000	22,225
Chubu Electric Power Co., Inc.	7,252	220,407
Chugai Pharmaceutical Co., Ltd.	4,058	78,551
Chuo Mitsui Trust Holdings, Inc.	10,536	51,491
Citizen Watch Co., Ltd.	6,500	23,607
Coca-Cola West Japan Co., Ltd.	500	10,811
COMSYS Holdings Corp.	3,000	27,882
Credit Saison Co., Ltd.	1,952	26,950
CSK Corp.	900	4,904
Dai Nippon Printing Co., Ltd.	6,300	69,449
Daicel Chemical Industries, Ltd.	2,000	9,490
Daiichi Sankyo Co., Ltd.	8,100	192,534
Daikin Industries, Ltd.	2,300	60,658
Dainippon Ink & Chemicals	10,000	20,979
DAITO Trust Construction Co. Ltd.	2,403	125,824
Daiwa House Industry Co., Ltd.	10,800	105,675
Daiwa Securities Group, Inc.	27,500	163,885
Denki Kagaku Kogyo KK	6,031	14,754
Denso Corp.	8,600	143,068
Dowa Mining Co., Ltd.	8,000	29,428
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	47	367,062
Ebara Corp.	5,800	13,406
Eisai Co., Ltd.	2,850	118,102
FamilyMart Co., Ltd.	1,303	56,605
Fanuc, Ltd.	2,300	163,574
Fast Retailing Co., Ltd.	1,350	196,749
Fuji Electric Holdings Co., Ltd.	6,000	9,031
Fuji Photo Film Co., Ltd.	5,866	129,099
Fuji Soft ABC, Inc.	700	14,854
Fuji Television Network, Inc.	10	14,310
Fujikura, Ltd.	3,000	9,886
Fujitsu, Ltd.	21,600	104,403
Fukuoka Financial Group, Inc.	12,000	52,269
Furukawa Electric Co., Ltd.	10,800	52,570
Gunma Bank, Ltd.	1,000	6,374
Hachijuni Bank, Ltd.	1,000	5,753
Hankyu Department Stores, Inc.	2,000	15,057
Hino Motors, Ltd.	2,000	4,118
Hirose Electric Co., Ltd.	355	35,841

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Hiroshima Bank, Ltd.	2,000	$8,767
Hitachi Construction Machinery Co., Ltd	900	10,623
Hitachi, Ltd.	39,500	153,185
Hokkaido Electric Power Co., Inc.	2,300	58,216
Hokuhoku Financial Group, Inc.	23,000	54,451
Honda Motor Co., Ltd.	22,412	486,056
Hoya Corp.	5,000	86,859
Ibiden Co., Ltd.	1,700	35,045
Inpex Corp.	10	79,006
Isetan Mitsukoshi Holdings, Ltd.	7,702	66,349
Ishikawajima-Harima Heavy Industries Co., Ltd.	15,040	19,095
IT Holdings Corp.	752	11,718
Ito En, Ltd.	700	10,323
Itochu Corp.	18,026	90,439
Itochu Techno-Science Corp.	700	17,047
J Front Retailing Co., Ltd.	8,000	32,999
Japan Airlines System Corp. (a)	14,000	33,140
Japan Prime Realty Investment Corp. (REIT)	2	4,768
Japan Real Estate Investment Corp. (REIT)	7	62,911
Japan Retail Fund Investment Corp. (REIT)	11	47,693
Japan Tobacco, Inc.	51	168,882
JFE Holdings, Inc.	4,600	121,669
JGC Corp.	4,546	68,396
Joyo Bank, Ltd.	22,000	125,337
JSR Corp.	3,304	37,186
Kajima Corp.	18,600	65,107
Kaneka Corp.	4,000	25,493
Kansai Electric Power Co., Inc.	10,000	289,772
Kao Corp.	6,745	204,259
Kawasaki Heavy Industries, Ltd.	20,000	40,561
Kawasaki Kisen Kaisha, Ltd.	2,000	9,332
Keihin Electric Express Railway Co., Ltd.	7,000	61,820
Keio Electric Railway Co., Ltd.	3,500	21,017
Keyence Corp.	447	91,526
Kikkoman Corp.	3,500	41,316
Kinki Nippon Railway Co., Ltd.	22,628	103,966
Kirin Brewery Co., Ltd.	5,626	74,160
Kobe Steel, Ltd.	28,000	51,563
Kokuyo Co., Ltd.	900	6,546
Komatsu, Ltd.	13,400	169,738
Konami Co., Ltd.	2,050	52,776
Konica Corp.	6,255	48,469
Koyo Seiko Co., Ltd.	1,000	7,715
Kubota Corp.	18,930	136,073

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Kuraray Co., Ltd.	7,265	$56,557
Kurita Water Industries, Ltd.	1,700	45,797
Kyocera Corp.	2,100	151,494
Kyowa Hakko Kogyo Co., Ltd.	6,020	62,843
Kyushu Electric Power	4,752	126,396
Lawson, Inc.	1,103	63,612
Leopalace21 Corp.	1,800	18,251
Mabuchi Motor Co., Ltd.	356	14,786
Marubeni Corp.	47,229	180,010
Marui Co., Ltd.	8,003	46,462
Matsui Securities Co., Ltd.	2,200	18,414
Matsushita Electric Industrial Co., Ltd.	25,900	324,536
Matsushita Electric Works	3,500	31,121
Meiji Dairies Corp.	4,000	21,459
Meiji Seika Kaisha, Ltd.	7,000	33,618
Meitec Corp.	700	12,152
Millea Holdings, Inc.	13,704	401,558
Minebea Co., Ltd.	8,000	27,491
Mitsubishi Chemical Holdings, Corp.	20,000	88,263
Mitsubishi Corp.	15,331	215,223
Mitsubishi Electric Corp.	23,928	149,734
Mitsubishi Estate Co., Ltd.	14,500	239,122
Mitsubishi Heavy Industries, Ltd.	44,526	198,664
Mitsubishi Logistics Corp.	3,000	37,758
Mitsubishi Material Corp.	25,000	63,029
Mitsubishi Rayon Co., Ltd.	7,023	21,181
Mitsubishi Tokyo Financial Group, Inc.	126,301	783,688
Mitsubishi UFJ Lease & Finance Co., Ltd.	200	5,081
Mitsui & Co., Ltd.	17,731	181,376
Mitsui Chemicals, Inc.	7,000	25,875
Mitsui Fudosan Co., Ltd.	11,500	191,106
Mitsui Mining & Smelting Co., Ltd.	21,024	44,429
Mitsui O.S.K. Lines, Ltd.	3,500	21,494
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,650	180,198
Mizuho Financial Group, Inc.	132	392,867
Murata Manufacturing Co., Inc.	2,400	94,080
Namco Bandai Holdings, Inc.	400	4,384
NEC Corp.	23,600	79,210
NEC Electronics Corp. (a)	800	7,534
NGK Insulators, Ltd.	5,320	59,874
NGK Spark Plug Co., Ltd.	3,530	28,290
Nidec Corp.	1,202	46,743
Nikon Corp.	4,500	53,914
Nintendo Co., Ltd.	803	308,508

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Nippon Building Fund, Inc. (REIT)	8	$87,807
Nippon Electric Glass Co., Ltd.	5,500	28,889
Nippon Express Co., Ltd.	12,500	52,597
Nippon Meat Packers, Inc.	3,300	49,871
Nippon Mining Holdings, Inc.	10,000	42,969
Nippon Oil Corp.	19,100	96,195
Nippon Sheet Glass Co., Ltd.	6,000	19,704
Nippon Steel Corp.	59,030	193,845
Nippon Telegraph & Telephone Corp.	26	139,737
Nippon Unipac Holding	21	85,741
Nippon Yusen Kabushiki Kaisha	16,429	101,321
NIPPONKOA Insurance Co., Ltd.	1,000	7,774
Nishi-Nippon City Bank, Ltd.	24,000	69,575
Nissan Motor Co., Ltd.	32,104	116,281
Nisshin Seifun Group, Inc.	3,500	45,924
Nisshin Steel Co., Ltd.	3,000	6,171
Nisshinbo Industries, Inc.	2,572	19,552
Nissin Food Products Co., Ltd.	1,800	63,131
Nitto Denko Corp.	2,453	47,128
Nomura Holdings, Inc.	39,432	325,168
Nomura Real Estate Office Fund, Inc. (REIT)	1	6,538
Nomura Research, Inc.	2,367	44,922
NSK, Ltd.	11,532	43,303
NTN Corp.	8,035	24,257
NTT Data Corp.	21	84,298
NTT Docomo, Inc.	53	104,478
NTT Urban Development Corp.	4	4,316
Obayashi Corp.	14,029	83,648
Obic Co., Ltd.	120	19,635
OJI Paper Co., Ltd.	20,600	121,102
Oki Electric Industry Co., Ltd. (a)	12,000	7,688
Okumura Corp.	6,000	30,346
Olympus Optical Co., Ltd.	3,400	68,275
Omron Corp.	3,504	47,031
Onward Kashiyama Co., Ltd.	3,546	28,110
Oracle Corp. Japan	700	30,375
Oriental Land Co., Ltd.	1,003	82,491
ORIX Corp.	440	25,000
Osaka Gas Co.	27,218	125,714
Pioneer Electronic Corp.	2,400	4,425
Promise Co., Ltd.	740	18,757
Resona Holdings, Inc.	77	122,061
Ricoh Co., Ltd.	7,955	101,310
Rohm Co., Ltd.	1,603	80,944

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Sanken Electric Co., Ltd.	2,000	$7,858
Sanyo Electric Co., Ltd. (a)	31,400	58,797
Sapporo Hokuyo Holdings, Inc.	1	4,052
Sapporo Holdings, Ltd.	2,000	12,594
SBI Holdings, Inc.	152	23,494
Secom Co., Ltd.	1,543	79,478
Seiko Epson Corp.	2,267	36,111
Sekisui Chemical Co., Ltd.	9,524	59,489
Sekisui House, Ltd.	11,824	103,496
Seven & I Holdings Co., Ltd.	8,500	291,208
Sharp Corp.	10,600	75,990
Shimachu Co., Ltd.	1,000	22,486
Shimamura Co., Ltd.	550	42,552
Shimano, Inc.	1,500	60,100
Shimizu Corp.	12,300	71,742
Shin-Etsu Chemical Co., Ltd.	4,801	220,202
Shinko Securities	16,000	35,062
Shinsei Bank, Ltd.	20,000	31,612
Shionogi & Co., Ltd.	5,136	131,918
Shiseido Co., Ltd.	5,000	102,355
Shizuoka Bank, Ltd.	14,000	162,171
Showa Denko K.K.	7,000	10,136
Showa Shell Sekiyu K.K.	4,050	39,960
SMC Corp.	703	71,924
Softbank Corp.	11,950	216,410
Sompo Japan Insurance, Inc.	13,500	98,862
Sony Corp.	9,097	197,760
Sony Financial Holdings, Inc.	3	11,521
Stanley Electric Co., Ltd.	2,450	25,861
Sumitomo Chemical Co., Ltd.	18,700	63,821
Sumitomo Corp.	11,000	96,946
Sumitomo Electric Industries, Ltd.	8,100	62,279
Sumitomo Heavy Industries, Ltd.	7,000	27,867
Sumitomo Metal Industries, Ltd.	33,000	81,328
Sumitomo Metal Mining Co.	12,000	127,543
Sumitomo Mitsui Financial Group, Inc.	87	376,863
Sumitomo Osaka Cement Co., Ltd.	1,000	2,560
Sumitomo Realty & Development Co., Ltd.	5,000	74,495
Sumitomo Trust & Banking Co., Ltd.	24,025	142,189
Suruga Bank, Ltd.	1,000	9,904
Taiheiyo Cement Corp.	6,000	11,563
Taisei Corp.	24,000	66,114
Taisho Pharmaceutical Co.	2,616	55,578
Taiyo Yuden Co., Ltd.	2,000	11,305

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Takara Holdings, Inc.	1,500	$8,886
Takashimaya Co., Ltd.	6,040	45,748
Takeda Pharmaceutical Co., Ltd.	10,055	521,577
Takefuji Corp.	966	7,893
T&D Holdings, Inc.	4,150	174,011
TDK Corp.	1,503	55,198
Teijin, Ltd.	16,629	47,007
Terumo Corp.	2,550	119,419
THK Co., Ltd.	500	5,254
Tobu Railway Co., Ltd.	16,300	97,035
Toho Co., Ltd.	1,550	33,256
Tohoku Electric Power Co., Ltd.	5,950	161,045
Tokyo Broadcasting System, Inc.	1,200	18,277
Tokyo Electric Power Co., Inc.	14,950	499,169
Tokyo Electron, Ltd.	2,650	93,063
Tokyo Gas Co., Ltd.	31,721	160,745
Tokyo Tatemono Co., Ltd.	4,000	18,294
Tokyu Corp.	12,800	64,422
Tokyu Land Corp.	1,000	3,809
TonenGeneral Sekiyu K.K.	5,500	55,055
Toppan Printing Co., Ltd.	7,300	56,218
Toray Industries, Inc.	17,000	86,570
Toshiba Corp.	35,042	144,286
Tosoh Corp.	10,500	25,751
Tostem Inax Holdings Corp.	3,261	50,481
Toto, Ltd.	6,800	42,656
Toyo Seikan Kaisha, Ltd.	3,517	60,591
Toyoda Gosei Co., Ltd.	500	5,876
Toyota Industries Corp.	1,754	37,580
Toyota Motor Corp.	34,953	1,144,111
Trend Micro, Inc.	1,688	58,939
Uni-Charm Corp.	700	52,911
UNY Co., Ltd.	2,556	28,150
Ushio, Inc.	1,000	13,184
USS Co., Ltd.	865	45,767
Wacoal Corp.	2,000	25,948
West Japan Railway Co.	11	50,049
Yahoo! Japan Corp.	248	101,458
Yakult Honsha Co., Ltd.	2,229	47,663
Yamada Denki Co., Ltd.	1,630	113,158
Yamaha Corp.	2,804	25,998
Yamaha Motor Corp., Ltd.	1,100	11,542
Yamato Transport Co., Ltd.	6,518	84,990

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Yamazaki Baking Co., Ltd.	3,500	$53,856
Yokogawa Electric Corp.	3,046	19,979
		24,179,636
Jersey Channel Islands 0.2%
Experian PLC	2,945	18,443
Shire, Ltd.	68	994
United Business Media, Ltd.	2,338	17,212
WPP PLC	50,987	297,216
		333,865
Luxembourg 0.1%
ArcelorMittal	6,610	159,322
Malaysia 0.5%
AMMB Holdings Bhd	52,000	37,296
Berjaya Sports Toto Bhd	30,900	42,867
British American Tobacco Malaysia Bhd	3,800	48,949
Bumiputra Commerce Holdings Bhd	58,000	98,776
Bursa Malaysia Bhd	10,600	15,864
Gamuda Bhd	67,400	37,166
Genting Bhd	50,000	53,721
Hong Leong Bank Bhd	22,600	33,439
IJM Corp. Bhd	14,700	11,979
IJM Land Bhd (warrants, expiring 09/11/13) (a)	15,180	834
IOI Corp. Bhd	95,950	99,505
Kuala Lumpur Kepong Bhd	14,100	36,495
Malayan Banking Bhd	63,750	94,567
MISC Bhd	30,000	73,023
Petronas Gas Bhd	16,000	45,387
PLUS Expressways Bhd	43,900	37,939
Public Bank Bhd	27,600	70,004
Resorts World Bhd	68,500	44,935
Telekom Malaysia Bhd	26,300	23,481
Tenaga Nasional Bhd	31,000	56,348
TM International Bhd (a)	26,300	27,676
YTL Corp. Bhd	21,400	43,791
		1,034,042
Mexico 0.1%
Corporacion GEO, SA de CV, Class B (a)	31,300	35,259
Desarrolladora Homex, SA de CV—ADR (a)	2,900	66,207
Urbi, Desarrollos Urbanos, SA de CV (a)	15,900	21,700
Wal-Mart de Mexico, SA de CV, Class V	49,331	131,801
		254,967

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Morocco 0.6%
Attijariwafa Bank	5,000	$159,193
Banque Marocaine du Commerce Exterieur	8,000	258,318
HOLCIM	300	70,774
Maroc Telecom	25,700	492,220
ONA, SA	700	121,172
Samir	700	50,113
Societe des Brasseries du Maroc	100	19,177
		1,170,967
Netherlands 0.6%
Aegon, NV	5,771	36,827
Akzo Nobel, NV	1,950	80,413
ASML Holding, NV	4,242	75,699
DSM, NV	1,131	28,992
European Aeronautic Defence and Space Co.	1,613	27,232
Fugro, NV	947	27,188
Heineken, NV	6,459	198,444
ING Groep, NV CVA	13,458	140,679
James Hardie Industries, NV	6,541	21,423
Koninklijke Numico, NV (a)	6	459
Randstad Holding, NV	384	7,796
Reed Elsevier, NV	2,408	28,371
Royal KPN, NV	6,991	101,375
Royal Philips Electronics, NV	2,139	41,601
SBM Offshore, NV	2,611	34,215
STMicroelectronics, NV	6,699	44,865
TNT, NV	1,837	35,282
Unilever, NV CVA	10,061	243,779
Wolters Kluwer, NV	1,549	29,254
		1,203,894
Netherlands Antilles 0.3%
Schlumberger, Ltd.	16,100	681,513
Norway 0.2%
Aker Solutions, ASA	2,960	19,568
DnB Holding, ASA	3,572	14,269
Norsk Hydro, ASA	15,440	62,356
Statoil, ASA	6,290	103,598
Telenor, ASA	15,158	101,435
Yara International, ASA	5,912	129,218
		430,444
Panama 0.0%
Carnival Corp.	400	9,728

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Philippines 0.1%
Ayala Land, Inc.	152,800	$21,130
Banco de Oro Universal Bank	19,301	9,987
Bank of the Philippine Islands	38,880	32,884
Globe Telecom, Inc.	820	13,322
Manila Electric Co.	15,500	19,395
Megaworld Corp.	284,000	4,106
Philippine Long Distance Telephone Co.	1,510	69,367
PNOC Energy Development Corp.	178,200	7,372
SM Investments Corp.	4,536	18,493
SM Prime Holdings, Inc.	124,171	20,479
		216,535
Poland 0.2%
Agora, SA	590	3,236
Asseco Poland, SA	368	5,887
Bank Pekao, SA	1,770	75,742
Bank Przemyslowo-Handlowy BPH (a)	148	1,776
Bank Zachodni WBK, SA	406	15,254
Grupa Kety, SA	325	6,599
KGHM Polska Miedz, SA	1,203	11,487
Polski Koncern Naftowy Orlen, SA	4,715	40,942
Powszechna Kasa Oszczednosci Bank Polski, SA	6,099	73,067
Telekomunikacja Polska, SA	11,240	72,831
		306,821
Portugal 0.1%
Banco Comercial Portugues, SA (a)	11,513	13,196
Brisa-Auto Estradas de Portugal, SA	4,407	32,929
Portugal Telecom, SGPS, SA	12,467	105,793
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	8,735	45,341
		197,259
Republic of Cyprus 0.0%
Prosafe Production Public, Ltd. (a)	3,061	4,903
Republic of Korea (South Korea) 0.9%
Amorepacific Corp.	30	15,684
Cheil Industries, Inc.	470	15,281
Daewoo Engineering & Construction Co., Ltd.	1,780	12,844
Doosan Heavy Industries & Construction Co., Ltd.	160	8,197
GS Engineering & Construction Corp.	320	15,225
Hana Financial Group, Inc.	1,310	19,845
Hyundai Development Co.	520	13,711
Hyundai Engineering & Construction Co., Ltd.	430	20,041

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Republic of Korea (South Korea) (Continued)
Hyundai Heavy Industries Co., Ltd.	388	$63,109
Hyundai Mipo Dockyard Co., Ltd.	60	6,733
Hyundai Mobis	600	30,693
Hyundai Motor Co.	1,622	52,215
Hyundai Steel Co.	480	13,922
KB Financial Group, Inc. (a)	3,610	98,945
Kia Motors Corp. (a)	2,000	10,738
Korea Electric Power Corp.	2,530	59,135
Korea Exchange Bank	2,650	13,138
Korean Air Lines Co., Ltd.	190	5,836
KT Corp.	1,300	38,483
KT&G Corp.	1,030	64,405
LG Chem, Ltd.	502	28,866
LG Display Co., Ltd.	1,680	27,864
LG Electronics, Inc.	972	59,339
LG Telecom, Ltd.	790	6,204
Lotte Shopping Co., Ltd.	98	16,537
NHN Corp. (a)	361	36,632
POSCO	582	171,920
Samsung Corp.	1,230	39,650
Samsung Electro-Mechanics Co., Ltd.	620	16,651
Samsung Electronics Co., Ltd.	1,088	395,072
Samsung Engineering Co., Ltd.	160	5,690
Samsung Fire & Marine Insurance Co., Ltd.	364	55,394
Samsung Heavy Industries Co., Ltd.	1,380	26,019
Samsung SDI Co., Ltd. (a)	341	15,252
Samsung Securities Co., Ltd.	480	24,402
Samsung Techwin Co., Ltd.	290	6,706
Shinhan Financial Group Co., Ltd.	3,480	80,599
Shinsegae Co., Ltd.	135	52,560
SK Corp.	300	22,985
SK Energy Co., Ltd.	520	30,375
SK Telecom Co., Ltd.	378	62,398
S-Oil Corp.	420	20,781
Woongjin Coway Co., Ltd.	270	5,801
		1,785,877
Republic of Mauritius 0.0%
Golden Agri-Resources, Ltd.	108,000	17,982
Russia 0.0%
Mining & Mettallurgical Co. Norilsk Nickel—ADR	359	2,294
RAO Unified Energy Systems—GDR (a)	381	8,781
Wimm-Bill-Dann Foods—ADR (a)	1,700	44,727
		55,802

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Singapore 0.8%
Ascendas (REIT)	19,000	$18,380
CapitaCommercial Trust (REIT)	8,000	5,014
CapitaLand, Ltd.	33,000	72,501
CapitaMall Trust (REIT)	23,000	25,608
City Developments, Ltd.	12,000	53,545
ComfortDelGro Corp., Ltd.	34,000	34,418
DBS Group Holdings, Ltd.	23,000	136,442
DBS Group Holdings, Ltd. (rights, expiring 01/23/09) (a)	11,500	24,307
Flextronics International, Ltd. (a)	9,600	24,576
Fraser & Neave, Ltd.	19,000	39,164
Jardine Cycle & Carriage, Ltd.	3,000	19,926
Keppel Corp., Ltd.	25,000	75,772
Olam International, Ltd.	64,000	51,569
Oversea-Chinese Bank Corp., Ltd.	48,000	167,238
Parkway Holdings, Ltd.	6,000	5,203
Raffles Education Corp., Ltd.	18,120	7,158
SembCorp Industries, Ltd.	20,000	32,495
SembCorp Marine, Ltd.	18,000	21,215
Singapore Airlines, Ltd.	13,000	102,049
Singapore Exchange, Ltd.	17,000	60,911
Singapore Press Holdings, Ltd.	25,000	54,133
Singapore Telecommunications, Ltd.	145,000	258,175
United Overseas Bank, Ltd.	23,000	207,622
UOL Group, Ltd.	10,000	15,525
Venture Corp., Ltd.	5,000	15,294
Wilmar International, Ltd.	17,000	33,279
		1,561,519
South Africa 0.6%
Adcock Ingram Holdings, Ltd. (a)	2,200	9,303
Anglo Platinum, Ltd.	900	50,909
AngloGold Ashanti, Ltd.	1,800	49,986
ArcelorMittal South Africa, Ltd.	2,600	25,134
AVI, Ltd.	4,000	9,152
Barloworld, Ltd.	2,100	9,587
Bidvest Group, Ltd. (a)	2,455	28,070
Discovery Holdings, Ltd.	1,982	5,574
Eqstra Holdings, Ltd. (a)	1,700	1,542
FirstRand, Ltd.	35,300	61,917
Freeworld Coatings, Ltd. (a)	2,100	1,483
Gold Fields, Ltd.	4,400	44,101
Harmony Gold Mining Co., Ltd. (a)	4,100	44,730
Impala Platinum Holdings, Ltd.	7,200	106,234
Imperial Holdings, Ltd.	1,700	11,056

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
South Africa (Continued)
JD Group, Ltd.	1,600	$6,375
Massmart Holdings, Ltd.	2,300	21,110
Mondi, Ltd.	104	374
MTN Group, Ltd.	11,500	136,066
Nampak, Ltd. (a)	8,800	12,681
Naspers, Ltd., Class N	2,700	49,078
Nedbank Group, Ltd.	2,700	28,133
Pretoria Portland Cement Co., Ltd.	3,610	12,313
Sanlam, Ltd.	20,400	37,764
Sappi, Ltd.	2,900	11,865
Sasol, Ltd.	7,300	222,989
Standard Bank Group, Ltd.	13,956	126,440
Steinhoff International Holdings, Ltd. (a)	8,000	10,901
Telkom South Africa, Ltd.	2,100	26,245
Tiger Brands, Ltd.	2,200	34,246
Truworths International, Ltd.	4,100	15,223
Woolworths Holdings, Ltd.	7,600	10,512
		1,221,093
Spain 1.2%
Banco Bilbao Vizcaya Argentaria, SA—ADR	13,638	170,339
Banco Bilbao Vizcaya Argentaria, SA	12,918	158,511
Banco Popular Espanol, SA	5,933	51,513
Banco Santander, SA	34,287	330,908
Iberdrola, SA	14,442	134,097
Industria de Diseno Textil, SA (a)	3,339	147,588
Repsol YPF, SA	3,019	64,301
Telefonica, SA	65,366	1,465,209
		2,522,466
Sweden 0.9%
Alfa Laval AB	1,200	10,419
Assa Abloy AB, Class B	3,797	43,083
Atlas Copco AB, Class A	13,504	116,246
Atlas Copco AB, Class B	5,478	42,106
Electrolux AB, Class B	2,900	24,942
Ericsson, Class B	58,193	446,312
Getinge AB, Class B	13,404	160,636
Hennes & Mauritz AB, Class B	3,974	155,288
Holmen AB, Class B	700	17,307
Husqvarna AB, Class B	2,900	15,366
Investor AB, Class B	3,530	53,121
Lundin Petroleum AB (a)	6,775	36,041
Modern Times Group AB, Class B	1,653	35,908
Nordea Bank AB	25,817	181,730

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Sweden (Continued)
Sandvik AB	7,000	$44,471
Securitas AB, Class B	3,800	31,191
Skanska AB, Class B	4,425	44,107
Ssab Svenskt Stal AB, Class B	2,773	24,425
Svenska Cellulosa AB, Class B	5,920	50,625
Svenska Handelsbanken, Class A	7,271	118,349
Tele2 AB, Class B	2,530	22,488
Teliasonera, AB	29,210	145,386
Volvo AB, Class A	5,975	33,632
Volvo AB, Class B	7,490	41,385
		1,894,564
Switzerland 3.1%
ABB Ltd. (a)	13,135	198,000
ACE Ltd.	2,700	142,884
Ciba Holding, AG (a)	500	22,463
Compagnie Financiere Richemont, SA	3,839	74,533
Credit Suisse Group	8,315	227,908
Geberit, AG	270	29,087
Givaudan, SA	50	39,388
Holcim, Ltd.	1,303	75,026
Julius Baer Holding, AG	3,159	121,520
Logitech International, SA (a)	2,316	36,156
Lonza Group, AG	324	29,952
Nestle, SA (Registered)	48,168	1,898,425
Nobel Biocare Holding, AG	7,006	143,512
Novartis, AG	20,252	1,014,716
OC Oerlikon Corp., AG (a)	68	4,517
Roche Holding, AG	6,083	936,379
Schindler Holding, AG	720	32,906
Straumann, AG	670	118,014
Swatch Group, AG, Class B	235	32,826
Swatch Group, AG	460	12,575
Swiss RE	585	28,420
Swisscom, AG	232	74,897
Syngenta, AG	1,506	291,758
Transocean, Ltd. (a)	6,528	308,448
UBS, AG (a)	9,202	133,464
Zurich Financial Services, AG	1,821	395,294
		6,423,068
Turkey 0.0%
Trakya Cam Sanayii, AS (a)	1	1

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom 5.6%
3i Group PLC	2,436	$9,597
Amec PLC	2,020	14,418
Anglo American PLC	7,271	166,081
Associated British Foods PLC	44	464
AstraZeneca Group PLC	17,066	691,491
Aviva PLC (a)	18,637	105,494
BAE Systems PLC (a)	19,226	104,787
Balfour Beatty PLC	4,155	19,795
Barclays PLC	33,065	74,542
Berkeley Group Holdings PLC (a)	616	7,789
BG Group PLC	24,714	343,123
Billiton PLC	13,309	250,700
BP PLC	139,440	1,068,429
British Airways PLC	4,367	11,388
British American Tobacco PLC	25,874	672,293
British Energy Group PLC	166	1,849
British Land Co., PLC (REIT)	68	545
British Sky Broadcasting Group PLC	14,929	103,871
BT Group PLC	85,070	167,144
Bunzl PLC	2,273	19,401
Burberry Group PLC	3,181	10,202
Cable & Wireless PLC	356	805
Cadbury PLC	10,483	91,769
Cairn Energy PLC (a)	18	527
Capita Group PLC	1,182	12,594
Centrica PLC	43,118	165,689
Close Brothers Group PLC	249	1,910
Cobham PLC	6,180	18,375
Daily Mail & General Trust	2,027	7,910
Diageo PLC	25,077	348,834
Drax Group PLC	86	697
FirstGroup PLC	2,368	14,814
Friends Provident PLC	11,987	15,034
G4S PLC	2,171	6,443
GKN PLC	2,721	3,853
GlaxoSmithKline PLC	55,724	1,034,483
Hammerson PLC (REIT)	39	302
Hays PLC	2,718	2,740
HBOS PLC (a)	20,544	20,850
HBOS PLC (a) (entitlement, expiring 01/12/09)	28,430	0
Home Retail Group	2,806	8,607
ICAP PLC	457	1,906
IMI PLC	2,883	11,329
Imperial Tobacco Group PLC	10,220	273,008

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
International Power PLC	5,610	$19,478
Invensys PLC (a)	1,907	4,804
Johnson Matthey PLC	1,330	21,110
Kingfisher PLC	4,702	9,196
Land Securities Group PLC (REIT)	64	853
Legal & General Group PLC	48,431	54,021
Liberty International PLC (REIT)	33	229
Lloyds Banking Group PLC (a) (entitlement, expiring 01/12/09)	14,295	0
Lloyds TSB Group PLC	32,886	60,192
Logica PLC (a)	7,283	7,274
London Stock Exchange PLC	167	1,243
Lonmin PLC	23	304
Man Group PLC	24,817	85,658
Marks & Spencer Group PLC	5,953	18,528
Meggitt PLC	3,472	8,054
National Express Group PLC	611	4,359
National Grid PLC	44,653	441,291
Next PLC	927	14,513
Old Mutual PLC	748	598
Pearson PLC (a)	6,919	64,212
Prudential Corp., PLC	14,425	87,822
Reckitt Benckiser Group PLC	12,314	458,751
Reed Elsevier PLC	9,433	68,755
Rexam PLC	3,369	17,207
Rio Tinto Corp. PLC (a)	5,796	125,581
Rolls-Royce Group PLC (a)	11,517	56,421
Royal Bank of Scotland Group PLC	85,330	61,686
Royal Dutch Shell PLC, Class A	30,453	796,051
Royal Dutch Shell PLC, Class B	19,295	485,608
RSA Insurance Group PLC	379	758
SABMiller PLC	8,398	141,400
Sage Group PLC	9,790	24,074
Sainsbury(J) PLC	8,233	39,149
Schroders PLC (a)	1,326	16,559
Scottish & Southern Energy PLC	14,366	252,954
Serco Group PLC	791	5,148
Severn Trent PLC	4,590	79,480
Smith & Nephew PLC	31,722	201,266
Smiths Group PLC	2,277	29,317
Stagecoach Group PLC	1,277	2,591
Standard Chartered PLC	13,621	174,121
Standard Life PLC	258	757
Tanjong PLC	8,600	33,122
Tate & Lyle PLC	5,163	29,991

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Tesco PLC	40,495	$210,975
Thomson Reuters PLC	2,042	45,164
Tomkins PLC	5,994	10,740
Tullow Oil PLC	88	842
Unilever PLC	14,768	335,610
United Utilities Group PLC	2,552	23,095
Vedanta Resources PLC	20	178
Vodafone Group PLC	582,669	1,172,979
William Morrison Supermarkets PLC	206	835
Wolseley PLC (a)	3,624	20,206
Xstrata PLC	2,864	26,700
		11,737,692
United States 38.8%
3M Co.	8,400	483,336
Abbott Laboratories	22,200	1,184,814
Adobe Systems, Inc. (a)	9,500	202,255
Advanced Micro Devices, Inc. (a)	4,243	9,165
AES Corp. (a)	7,200	59,328
Aetna, Inc.	4,900	139,650
Affiliated Computer Services, Inc., Class A (a)	1,100	50,545
Aflac, Inc.	5,200	238,368
AGCO Corp. (a)	4,585	108,160
Agilent Technologies, Inc. (a)	3,704	57,894
Air Products & Chemicals, Inc.	3,300	165,891
Alcoa, Inc.	12,350	139,061
Allstate Corp.	5,000	163,800
Altera Corp.	2,800	46,788
Altria Group, Inc.	23,317	351,154
Amazon.com, Inc. (a)	3,300	169,224
Ameren Corp.	2,000	66,520
American Electric Power Co., Inc.	4,500	149,760
American Express Co.	4,700	87,185
American Tower Corp., Class A (a)	5,200	152,464
Ameriprise Financial, Inc.	1,100	25,696
Amgen, Inc. (a)	20,400	1,178,100
Anadarko Petroleum Corp.	11,100	427,905
Analog Devices, Inc.	2,900	55,158
Aon Corp.	2,500	114,200
Apache Corp.	5,870	437,491
Apollo Group, Inc., Class A (a)	200	15,324
Apple, Inc. (a)	8,300	708,405
Applied Materials, Inc.	25,400	257,302
Archer-Daniels-Midland Co.	4,600	132,618

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Assurant, Inc.	1,000	$30,000
AT&T, Inc.	59,255	1,688,767
Autodesk, Inc. (a)	2,200	43,230
Automatic Data Processing, Inc.	6,300	247,842
Avon Products, Inc.	11,000	264,330
Baker Hughes, Inc.	3,700	118,659
Bank of America Corp.	40,135	565,101
Bank of New York Mellon Corp.	12,305	348,601
Baxter International, Inc.	6,900	369,771
Becton, Dickinson & Co.	3,000	205,170
Bed Bath & Beyond, Inc. (a)	7,200	183,024
Berkshire Hathaway, Inc., Class B (a)	100	321,400
Best Buy Co., Inc.	400	11,244
Biogen Idec, Inc. (a)	5,835	277,921
BJ Services Co.	1,600	18,672
BMC Software, Inc. (a)	3,100	83,421
Boeing Co.	7,900	337,093
Boston Scientific Corp. (a)	11,752	90,960
Bristol-Myers Squibb Co.	31,800	739,350
Broadcom Corp., Class A (a)	4,000	67,880
Burlington Northern Santa Fe Corp.	9,900	749,529
CA, Inc.	6,692	124,003
Cablevision Systems Corp., Class A	3,100	52,204
Campbell Soup Co.	3,500	105,035
Capital One Financial Corp.	1,146	36,546
Cardinal Health, Inc.	5,500	189,585
Caterpillar, Inc.	8,000	357,360
CBS Corp., Class B	13,511	110,655
Charles Schwab Corp.	16,400	265,188
Chesapeake Energy Corp.	2,600	42,042
Chevron Corp.	23,765	1,757,897
Chubb Corp.	4,100	209,100
CIGNA Corp.	3,600	60,660
Cincinnati Financial Corp.	1,500	43,605
Cisco Systems, Inc. (a)	74,000	1,206,200
Citigroup, Inc.	27,200	182,512
Citrix Systems, Inc. (a)	1,600	37,712
Clorox Co.	3,400	188,904
CME Group, Inc.	100	20,811
Coca-Cola Co.	20,900	946,143
Cognizant Technology Solutions Corp., Class A (a)	1,900	34,314
Colgate-Palmolive Co.	1,000	68,540
Comcast Corp., Class A	34,894	589,011
Comerica, Inc.	700	13,895

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Computer Sciences Corp. (a)	2,000	$70,280
ConAgra Foods, Inc.	8,400	138,600
ConocoPhillips	2,600	134,680
CONSOL Energy, Inc.	2,900	82,882
Consolidated Edison, Inc.	2,400	93,432
Constellation Energy Group, Inc.	1,800	45,162
Corning, Inc.	14,150	134,849
Costco Wholesale Corp.	3,600	189,000
Coventry Health Care, Inc. (a)	252	3,750
CSX Corp.	2,500	81,175
CVS Caremark Corp.	10,488	301,425
Danaher Corp.	8,900	503,829
Deere & Co.	6,800	260,576
Dell, Inc. (a)	22,500	230,400
Devon Energy Corp.	8,146	535,274
Discovery Communications, Inc., Class A (a)	1,484	21,013
Discovery Communications, Inc., Class C (a)	1,484	19,871
Dominion Resources, Inc.	6,900	247,296
Dover Corp.	6,900	227,148
Dow Chemical Co.	9,666	145,860
D.R. Horton, Inc.	1,100	7,777
Dr. Pepper Snapple Group, Inc. (a)	1,389	22,571
DTE Energy Co.	1,800	64,206
Du Pont (E.I.) de Nemours & Co.	9,500	240,350
Duke Energy Corp.	12,416	186,364
Eaton Corp.	4,000	198,840
eBay, Inc. (a)	11,000	153,560
Ecolab, Inc.	4,800	168,720
Edison International	2,600	83,512
Electronic Arts, Inc. (a)	3,000	48,120
Eli Lilly & Co.	12,100	487,267
Embarq Corp.	590	21,216
EMC Corp. (a)	23,230	243,218
Emerson Electric Co.	11,100	406,371
Entergy Corp.	2,600	216,138
EOG Resources, Inc.	2,500	166,450
Exelon Corp.	7,700	428,197
Express Scripts, Inc. (a)	600	32,988
Exxon Mobil Corp.	64,911	5,181,845
FairPoint Communications, Inc.	207	679
FedEx Corp.	3,800	243,770
First Solar, Inc. (a)	500	68,980
FirstEnergy Corp.	3,000	145,740
Fiserv, Inc. (a)	2,100	76,377

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Fluor Corp.	5,400	$242,298
Fortune Brands, Inc.	200	8,256
FPL Group, Inc.	3,700	186,221
Franklin Resources, Inc.	200	12,756
Freeport-McMoRan Copper & Gold, Inc.	5,109	124,864
GameStop Corp., Class A (a)	2,000	43,320
Gannett Co., Inc.	11,400	91,200
Gap, Inc.	5,025	67,285
Genentech, Inc. (a)	6,900	572,079
General Dynamics Corp.	4,200	241,878
General Electric Co.	110,042	1,782,680
General Mills, Inc.	4,300	261,225
Genworth Financial, Inc., Class A	2,700	7,641
Genzyme Corp. (a)	3,600	238,932
Gilead Sciences, Inc. (a)	8,300	424,462
Goldman Sachs Group, Inc.	1,300	109,707
Google, Inc., Class A (a)	2,900	892,185
Halliburton Co.	11,000	199,980
Harley-Davidson, Inc.	3,300	56,001
Hartford Financial Services Group, Inc.	3,400	55,828
Health Net, Inc. (a)	1,000	10,890
Hewlett-Packard Co.	27,000	979,830
H.J. Heinz Co.	6,400	240,640
Home Depot, Inc.	13,800	317,676
Honeywell International, Inc.	9,600	315,168
Hospira, Inc. (a)	1,480	39,694
H&R Block, Inc.	8,200	186,304
IBM Corp.	15,100	1,270,816
Illinois Tool Works, Inc.	14,300	501,215
Intel Corp.	55,000	806,300
IntercontinentalExchange, Inc. (a)	100	8,244
International Game Technology	4,800	57,072
International Paper Co.	8,565	101,067
Intuit, Inc. (a)	3,100	73,749
ITT Industries, Inc.	700	32,193
Jacobs Engineering Group, Inc. (a)	3,600	173,160
J.C. Penney Co., Inc.	400	7,880
Johnson & Johnson	38,100	2,279,523
Johnson Controls, Inc.	7,600	138,016
JPMorgan Chase & Co.	34,081	1,074,574
Juniper Networks, Inc. (a)	4,800	84,048
Kimberly-Clark Corp.	6,800	358,632
KLA-Tencor Corp.	3,700	80,623
Kohl's Corp. (a)	1,900	68,780

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Kraft Foods, Inc., Class A	17,167	$460,934
Kroger Co.	2,200	58,102
L-3 Communications Holdings, Inc.	400	29,512
Laboratory Corp. of America Holdings (a)	1,900	122,379
Lam Research Corp. (a)	2,500	53,200
Lexmark International, Inc., Class A (a)	1,100	29,590
Liberty Global Inc., Class A (a)	2,024	32,222
Liberty Global Inc., Class C (a)	2,024	30,724
Liberty Media Corp.—Entertainment, Class A (a)	6,196	108,306
Liberty Media Corp.—Interactive, Class A (a)	8,399	26,205
Life Technologies Corp. (a)	1,370	31,935
Limited Brands, Inc.	5,200	52,208
Lincoln National Corp.	2,315	43,615
Linear Technology Corp.	2,300	50,876
Lockheed Martin Corp.	4,500	378,360
Loews Corp.	2,900	81,925
Lowe's Cos., Inc.	14,500	312,040
LSI Corp. (a)	6,000	19,740
Macy's, Inc.	5,678	58,767
Marathon Oil Corp.	7,000	191,520
Marriott International, Inc., Class A	400	7,780
Marsh & McLennan Cos., Inc.	4,400	106,788
Marshall & Ilsley Corp.	198	2,701
Masco Corp.	6,600	73,458
McDonald's Corp.	11,900	740,061
McKesson Corp.	3,083	119,405
MeadWestvaco Corp.	5,900	66,021
Medco Health Solutions, Inc. (a)	5,046	211,478
Medtronic, Inc.	12,700	399,034
MEMC Electronic Materials, Inc. (a)	3,400	48,552
Merck & Co., Inc.	28,200	857,280
Merrill Lynch & Co., Inc.	6,700	77,988
MetLife, Inc.	6,700	233,562
Microchip Technology, Inc.	1,700	33,201
Micron Technology, Inc. (a)	5,800	15,312
Microsoft Corp.	122,900	2,389,176
Monsanto Co.	10,767	757,458
Moody's Corp.	1,800	36,162
Motorola, Inc.	22,700	100,561
National Semiconductor Corp.	2,500	25,175
National-Oilwell Varco, Inc. (a)	634	15,495
NetApp, Inc. (a)	3,200	44,704
Newmont Mining Corp.	20,900	850,630
News Corp., Class A	7,945	72,220

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
News Corp., Class B	4,848	$46,444
NII Holdings, Inc., Class B (a)	600	10,908
NiSource, Inc.	4,049	44,418
Noble Energy, Inc.	400	19,688
Norfolk Southern Corp.	3,500	164,675
Northern Trust Corp.	3,800	198,132
Northrop Grumman Corp.	4,200	189,168
Nucor Corp.	5,450	251,790
NVIDIA Corp. (a)	3,900	31,473
NYSE Euronext	700	19,166
Occidental Petroleum Corp.	8,200	491,918
Omnicom Group, Inc.	7,300	196,516
Oracle Corp. (a)	55,514	984,263
PACCAR, Inc.	4,562	130,473
Parker Hannifin Corp.	5,900	250,986
Paychex, Inc.	4,100	107,748
Peabody Energy Corp.	3,600	81,900
PepsiCo, Inc.	18,400	1,007,768
Pfizer, Inc.	82,660	1,463,909
PG&E Corp.	3,700	143,227
Philip Morris International, Inc.	23,317	1,014,523
PPG Industries, Inc.	900	38,187
PPL Corp.	3,900	119,691
Praxair, Inc.	5,700	338,352
Principal Financial Group, Inc.	2,000	45,140
Procter & Gamble Co.	44,977	2,780,478
Progress Energy, Inc.	2,400	95,640
Progressive Corp. (a)	5,200	77,012
Prudential Financial, Inc.	4,730	143,130
Public Service Enterprise Group, Inc.	4,300	125,431
Pulte Homes, Inc.	200	2,186
QUALCOMM, Inc.	14,800	530,284
Quest Diagnostics, Inc.	2,200	114,202
Qwest Communications International, Inc.	6,100	22,204
Range Resources Corp.	500	17,195
Raytheon Co.	5,400	275,616
Rockwell Automation, Inc.	2,900	93,496
Rockwell Collins, Inc.	1,900	74,271
Rohm & Haas Co.	2,100	129,759
Safeway, Inc.	1,800	42,786
SanDisk Corp. (a)	1,700	16,320
Sara Lee Corp.	11,500	112,585
Sears Holdings Corp. (a)	200	7,774
Sempra Energy	2,000	85,260

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Sherwin-Williams Co.	1,000	$59,750
SLM Corp. (a)	1,300	11,570
Southern Co.	8,800	325,600
Southwest Airlines Co.	2,900	24,998
Southwestern Energy Co. (a)	800	23,176
Sovereign Bancorp, Inc. (a)	470	1,401
Spectra Energy Corp.	4,208	66,234
Sprint Nextel Corp. (a)	15,200	27,816
SPX Corp.	1,500	60,825
St. Jude Medical, Inc. (a)	3,500	115,360
Staples, Inc.	8,775	157,248
Starbucks Corp. (a)	5,400	51,084
Starwood Hotels & Resorts Worldwide, Inc.	7,600	136,040
State Street Corp.	2,900	114,057
Stryker Corp.	2,500	99,875
Sun Microsystems, Inc. (a)	7,375	28,172
Sunoco, Inc.	400	17,384
SUPERVALU, Inc.	255	3,723
Synopsys, Inc. (a)	1,200	22,224
Synthes, Inc.	3,046	385,033
Sysco Corp.	400	9,176
T. Rowe Price Group, Inc.	600	21,264
Target Corp.	6,500	224,445
Texas Instruments, Inc.	14,200	220,384
Textron, Inc.	2,400	33,288
Thermo Fisher Scientific, Inc. (a)	548	18,670
Time Warner, Inc.	38,900	391,334
TJX Cos., Inc.	5,400	111,078
Torchmark Corp.	1,100	49,170
Travelers Cos., Inc.	6,469	292,399
Tyson Foods, Inc., Class A	338	2,961
Union Pacific Corp.	4,800	229,440
United Parcel Service, Inc., Class B	8,400	463,344
United Technologies Corp.	11,300	605,680
UnitedHealth Group, Inc.	12,254	325,956
UnumProvident Corp.	1,800	33,480
U.S. Bancorp	6,250	156,313
Valero Energy Corp.	6,844	148,104
VeriSign, Inc. (a)	2,300	43,884
Verizon Communications, Inc.	36,000	1,220,400
Viacom, Inc., Class B (a)	11,911	227,024
Vulcan Materials Co.	1,850	128,723
Walgreen Co.	5,500	135,685
Wal-Mart Stores, Inc.	23,900	1,339,834

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Walt Disney Co.	29,700	$673,893
Waters Corp. (a)	600	21,990
WellPoint, Inc. (a)	4,900	206,437
Wells Fargo & Co.	14,100	415,668
Western Union Co.	9,051	129,791
Weyerhaeuser Co.	4,800	146,928
Williams Cos., Inc.	2,100	30,408
Windstream Corp.	1,611	14,821
W.R. Berkley Corp.	2,700	83,700
Wyeth	19,300	723,943
Xcel Energy, Inc.	4,100	76,055
Xerox Corp.	9,200	73,324
Xilinx, Inc.	2,600	46,332
XTO Energy, Inc.	4,682	165,134
Yahoo!, Inc. (a)	16,900	206,180
Yum! Brands, Inc.	6,200	195,300
Zimmer Holdings, Inc. (a)	2,660	107,517
		81,039,579
Total Common Stocks 79.7%		166,267,206
Preferred Stocks 0.9%
Australia 0.0%
BBI EPS, Ltd. (a)	143	12
Brazil 0.8%
All America Latina Logistica, SA	14,700	65,721
Ambev	5,624	245,967
Banco Bradesco, SA	16,871	164,828
Banco Itau Holdings Financeira, SA	15,613	179,072
Bradespar, SA	2,705	22,971
CEMIG	3,933	53,633
Companhia Vale do Rio Doce	21,520	226,086
Contax Participacoes, SA	330	5,910
Electrobras, SA (a)	4,696	49,583
Gerdau, SA	8,306	54,335
Itausa-Investimentos Itau, SA	25,450	90,585
Metalurgica Gerdau, SA	3,756	33,332
Petroleo Brasileiro, SA	33,114	333,469
Sadia, SA	38,447	62,690
Tele Norte Leste Participacoes, SA	5,462	75,273
Usinas Siderurgicas de Minas Gerais, SA, Class A	3,116	36,378
		1,699,833

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
Germany 0.1%
Henkel AG & Co., KGaA	842	$26,995
Porsche, Automobil Holdings SE	676	52,664
RWE, AG	191	14,440
Volkswagen, AG	258	13,768
		107,867
Japan 0.0%
Ito En, Ltd.	200	1,995
Republic of Korea (South Korea) 0.0%
Samsung Electronics Co., Ltd.	191	39,655
Total Preferred Stocks 0.9%		1,849,362
Total Common and Preferred Stocks 80.6%		168,116,568
Investment Companies 2.4%
Canada 0.0%
Bell Aliant Regional Communications Income Fund	457	8,713
CI Financial Income Fund	4,000	46,983
		55,696
United States 2.4%
iShares Russell 2000 Value Index Fund	100,000	4,917,000
Total Investment Companies 2.4%		4,972,696
Total Long-Term Investments 83.0% (Cost $219,012,438)		173,089,264
Repurchase Agreements 9.7%
Banc of America Securities ($6,324,174 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $6,324,184)		6,324,174
Banc of America Securities ($2,287,981 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $2,287,983)		2,287,981
Citigroup Global Markets, Inc. ($2,416,882 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $2,416,888)		2,416,882
Citigroup Global Markets, Inc. ($6,847,831 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $6,847,835)		6,847,831

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Value
Repurchase Agreements (Continued)
JPMorgan Chase & Co. ($2,416,882 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $2,416,884)	$2,416,882
Total Repurchase Agreements 9.7% (Cost $20,293,750)	20,293,750
Total Investments 92.7% (Cost $239,306,188)	193,383,014
Foreign Currency 0.4% (Cost $939,520)	931,059
Other Assets in Excess of Liabilities 6.9%	14,306,497
Net Assets 100.0%	$208,620,570

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Forward foreign currency contracts outstanding as of December 31, 2008:
	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Euro
3,047,125 expiring 01/15/09	US $	$4,233,745	$307,326
6,015,508 expiring 01/15/09	US $	8,358,084	607,403
3,998,657 expiring 01/15/09	US $	5,555,825	403,808
159,967 expiring 01/15/09	US $	222,263	16,184
			1,334,721
Japanese Yen 129,661,652 expiring 01/15/09	US $	1,430,645	29,322
401,659,428 expiring 01/15/09	US $	4,431,782	85,191
1,401,241,784 expiring 01/15/09	US $	15,460,856	297,542
			412,055
Pound Sterling 5,152,861 expiring 01/15/09	US $	7,406,449	(206,594)
Total Long Contracts			$1,540,182
Short Contracts:
Euro 4,034,642 expiring 01/15/09	US $	$5,605,824	$(406,784)
922,077 expiring 01/15/09	US $	1,281,155	(97,208)
967,462 expiring 01/15/09	US $	1,344,214	(101,944)
			(605,936)
Japanese Yen (continued) 196,632,480 expiring 01/15/09	US $	2,169,580	(40,463)
500,445,209 expiring 01/15/09	US $	5,521,753	(113,289)
457,902,817 expiring 01/15/09	US $	5,052,354	(99,108)
633,213,780 expiring 01/15/09	US $	6,986,679	(142,974)
			(395,834)
Pound Sterling 147,946 expiring 01/15/09	US $	212,649	5,722
4,866,178 expiring 01/15/09	US $	6,994,387	171,061
957,304 expiring 01/15/09	US $	1,375,978	36,955
			213,738
Total Short Contracts			$(788,032)
Total Forward Foreign Currency Contracts			$752,150

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Futures contracts outstanding as of December 31, 2008:
Futures Contracts	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
CAC 40 Index, January 2009 (Current Notional Value of $44,773 per contract)	45	$45,138
Dax Index, March 2009 (Current Notional Value of $168,005 per contract)	12	61,364
DJ Euro Stoxx 50 Index, March 2009 (Current Notional Value of $34,056 per contract)	95	(6,054)
FTSE 100 Index, March 2009 (Current Notional Value of $63,117 per contract)	70	136,770
Hang Seng China Ent Index, January 2009 (Current Notional Value of $50,947 per contract)	47	93,668
Hang Seng Stock Index, January 2009 (Current Notional Value of $92,933 per contract)	11	6,344
S & P Mini 500 Index, March 2009 (Current Notional Value of $45,005 per contract)	145	115,221
SGX MSCI Singapore Index, January 2009 (Current Notional Value of $30,373 per contract)	34	36,016
Topix Index, March 2009 (Current Notional Value of $95,091 per contract)	37	177,910
Total Futures Contracts	496	$666,377

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Pharmaceuticals	$13,967,296	6.7%
Integrated Oil & Gas	13,257,589	6.4
Diversified Banks	9,051,981	4.3
Integrated Telecommunication Services	7,421,138	3.5
Electric Utilities	5,186,037	2.5
Investment Companies	4,972,696	2.4
Packaged Foods & Meats	4,663,435	2.2
Household Products	4,198,390	2.0
Systems Software	3,631,979	1.7
Computer Hardware	3,551,011	1.7
Industrial Conglomerates	3,239,083	1.6
Industrial Machinery	3,091,708	1.5
Communications Equipment	2,950,473	1.4
Health Care Equipment	2,877,534	1.4
Gold	2,856,046	1.4
Wireless Telecommunication Services	2,794,079	1.3
Aerospace & Defense	2,781,067	1.3
Biotechnology	2,733,526	1.3
Multi-Utilities	2,652,450	1.3
Tobacco	2,637,100	1.3
Oil & Gas Exploration & Production	2,492,211	1.2
Railroads	2,362,808	1.1
Property & Casualty Insurance	2,299,685	1.1
Automobile Manufacturers	2,276,157	1.1
Real Estate Management & Development	2,126,774	1.0
Other Diversified Financial Services	2,120,317	1.0
Hypermarkets & Super Centers	2,088,612	1.0
Semiconductors	2,046,727	1.0
Soft Drinks	2,023,512	1.0
Movies & Entertainment	1,787,589	0.9
Diversified Metals & Mining	1,717,512	0.8
Steel	1,672,940	0.8
Life & Health Insurance	1,628,811	0.8
Fertilizers & Agricultural Chemicals	1,618,722	0.8
Diversified Chemicals	1,520,122	0.7
Construction & Farm Machinery & Heavy Trucks	1,500,601	0.7
Internet Software & Services	1,433,900	0.7
Construction & Engineering	1,369,479	0.7
Multi-Line Insurance	1,321,837	0.6
Food Retail	1,310,482	0.6
Broadcasting & Cable TV	1,292,181	0.6
Oil & Gas Equipment & Services	1,194,017	0.6
Electronic Equipment Manufacturers	1,145,459	0.6
Investment Banking & Brokerage	1,057,968	0.5
Asset Management & Custody Banks	1,026,034	0.5
Restaurants	986,445	0.5

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Brewers	$950,456	0.5%
Regional Banks	949,728	0.5
Electrical Components & Equipment	920,511	0.4
Apparel Retail	903,112	0.4
Air Freight & Logistics	883,779	0.4
Trading Companies & Distributors	866,170	0.4
Industrial Gases	819,615	0.4
Specialty Chemicals	817,650	0.4
Oil & Gas Refining & Marketing	787,297	0.4
Consumer Electronics	761,057	0.4
Application Software	748,900	0.4
Managed Health Care	747,343	0.4
Home Improvement Retail	727,523	0.3
Data Processing & Outsourced Services	682,583	0.3
Semiconductor Equipment	661,582	0.3
Office Electronics	641,690	0.3
Homebuilding	586,978	0.3
Personal Products	575,107	0.3
Paper Products	573,802	0.3
Publishing	556,560	0.3
Heavy Electrical Equipment	539,607	0.3
Advertising	538,089	0.3
IT Consulting & Other Services	534,742	0.3
Health Care Services	529,628	0.3
Building Products	498,610	0.2
Agricultural Products	492,704	0.2
Department Stores	491,168	0.2
Gas Utilities	480,407	0.2
Construction Materials	473,849	0.2
Specialized Finance	442,577	0.2
Drug Retail	437,110	0.2
Auto Parts & Equipment	425,361	0.2
Computer Storage & Peripherals	417,617	0.2
Commodity Chemicals	415,576	0.2
Apparel, Accessories & Luxury Goods	413,810	0.2
Home Entertainment Software	409,405	0.2
Diversified Capital Markets	387,408	0.2
Oil & Gas Drilling	369,267	0.2
Distillers & Vintners	357,720	0.2
Health Care Distributors	321,853	0.2
Consumer Finance	276,573	0.1
Insurance Brokers	270,748	0.1
Hotels, Resorts & Cruise Lines	261,418	0.1
Forest Products	256,461	0.1
General Merchandise Stores	256,122	0.1
Reinsurance	239,961	0.1

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Independent Power Producers & Energy Traders	$228,777	0.1%
Marine	228,283	0.1
Distributors	228,159	0.1
Airlines	220,244	0.1
Coal & Consumable Fuels	216,478	0.1
Tires & Rubber	213,711	0.1
Health Care Supplies	186,686	0.1
Specialized Consumer Services	186,304	0.1
Casinos & Gaming	184,866	0.1
Diversified Commercial & Professional Services	183,368	0.1
Home Furnishing Retail	183,024	0.1
Internet Retail	169,224	0.1
Computer & Electronics Retail	167,722	0.1
Specialty Stores	167,472	0.1
Office	167,039	0.1
Highways & Railtracks	164,604	0.1
Aluminum	160,669	0.1
Precious Metals & Minerals	157,447	0.1
Oil & Gas Storage & Transportation	156,739	0.1
Multi-Sector Holdings	150,420	0.1
Leisure Products	134,722	0.1
Retail REIT's	127,878	0.1
Life Sciences Tools & Services	127,011	0.1
Trucking	126,199	0.1
Commercial Printing	125,667	0.1
Electronic Manufacturing Services	100,658	0.0	*
Metal & Glass Containers	90,480	0.0	*
Motorcycle Manufacturers	90,300	0.0	*
Leisure Facilities	82,491	0.0	*
Water Utilities	81,903	0.0	*
Food Distributors	60,745	0.0	*
Thrifts & Mortgage Finance	59,525	0.0	*
Marine Ports & Services	59,402	0.0	*
Photographic Products	53,914	0.0	*
Education Services	53,251	0.0	*
Paper Packaging	50,979	0.0	*
Footwear	49,387	0.0	*
Automotive Retail	45,767	0.0	*
Catalog Retail	34,812	0.0	*
Office Services & Supplies	30,160	0.0	*
Housewares & Specialties	29,423	0.0	*
Household Appliances	24,942	0.0	*
Human Resource & Employment Services	23,130	0.0	*
Textiles	19,552	0.0	*
Industrial	18,380	0.0	*
Home Furnishings	10,901	0.0	*

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Noncaptive-Diversified Finance	$5,910	0.0	%*
Health Care Facilities	5,203	0.0	*
Environmental & Facilities Services	5,148	0.0	*
Airport Services	4,052	0.0	*
Alternative Carriers	805	0.0	*
Diversified REIT's	577	0.0	*
	$173,089,264	83.0%

*  Amount is less than 0.1%

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $239,306,188)	$193,383,014
Cash (Restricted Cash $4,077,671)	5,354,738
Foreign Currency (Cost $939,520)	931,059
Receivables:
Investments Sold	8,310,477
Variation Margin on Futures	666,377
Dividends	474,062
Fund Shares Sold	437,607
Interest	13
Forward Foreign Currency Contracts	1,960,514
Other	287,551
Total Assets	211,805,412
Liabilities:
Payables:
Fund Shares Repurchased	1,310,488
Distributor and Affiliates	93,984
Investment Advisory Fee	67,010
Directors' Deferred Compensation and Retirement Plans	164,512
Forward Foreign Currency Contracts	1,208,364
Accrued Expenses	340,484
Total Liabilities	3,184,842
Net Assets	$208,620,570
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$277,970,577
Accumulated Undistributed Net Investment Income	(31,694)
Accumulated Net Realized Loss	(24,819,276)
Net Unrealized Depreciation	(44,499,037)
Net Assets	$208,620,570
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $156,925,109 and 12,663,680 shares of beneficial interest issued and outstanding)	$12.39
Maximum sales charge (5.75%* of offering price)	0.76
Maximum offering price to public	$13.15
Class B Shares: Net asset value and offering price per share (Based on net assets of $28,954,764 and 2,502,115 shares of beneficial interest issued and outstanding)	$11.57
Class C Shares: Net asset value and offering price per share (Based on net assets of $22,740,697 and 1,980,412 shares of beneficial interest issued and outstanding)	$11.48

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $87,107)	$2,643,129
Interest	198,006
Total Income	2,841,135
Expenses:
Investment Advisory Fee	1,288,694
Transfer Agent Fees	479,033
Distribution (12b-1) and Service Fees
Class A	238,288
Class B	0
Class C	141,962
Custody	169,108
Accounting and Administrative Expenses	92,731
Professional Fees	79,259
Reports to Shareholders	50,021
Registration Fees	35,654
Directors' Fees and Related Expenses	14,012
Other	18,488
Total Expenses	2,607,250
Expense Reduction	361,187
Less Credits Earned on Cash Balances	2,691
Net Expenses	2,243,372
Net Investment Income	$597,763
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Foreign Currency Transactions	$(510,259)
Forward Foreign Currency Contracts	(1,359,140)
Investments	(8,536,761)
Futures	(11,674,629)
Net Realized Loss	(22,080,789)
Unrealized Appreciation/Depreciation:
Beginning of the Period	34,083,771
End of the Period:
Forward Commitments	752,150
Futures	666,377
Foreign Currency Translation	5,610
Investments	(45,923,174)
(44,499,037)
Net Unrealized Depreciation During the Period	(78,582,808)
Net Realized and Unrealized Loss	$(100,663,597)
Net Decrease in Net Assets From Operations	$(100,065,834)

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Income	$597,763	$2,081,519
Net Realized Loss/Gain	(22,080,789)	46,049,338
Net Unrealized Depreciation During the Period	(78,582,808)	(77,300,802)
Change in Net Assets from Operations	(100,065,834)	(29,169,945)
Distributions from Net Investment Income:
Class A Shares	-0-	(3,915,669)
Class B Shares	-0-	(1,039,489)
Class C Shares	-0-	(382,058)
Total Distributions	-0-	(5,337,216)
Net Change in Net Assets from Investment Activities	(100,065,834)	(34,507,161)
From Capital Transactions:
Proceeds from Shares Sold	21,992,561	74,832,263
Net Asset Value of Shares Issued Through Dividend Reinvestment	-0-	5,103,987
Cost of Shares Repurchased	(42,168,203)	(86,287,998)
Net Change in Net Assets from Capital Transactions	(20,175,642)	(6,351,748)
Total Decrease in Net Assets	(120,241,476)	(40,858,909)
Net Assets:
Beginning of the Period	328,862,046	369,720,955
End of the Period (Including accumulated undistributed net investment income of $(31,694) and $(629,457), respectively)	$208,620,570	$328,862,046

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$18.11	$19.89	$15.84	$13.64	$12.60	$10.47
Net Investment Income (a)	0.04	0.13	0.11	0.09	0.07	0.02
Net Realized and Unrealized Gain/Loss	(5.76)	(1.62)	4.10	2.23	0.99	2.19
Total from Investment Operations	(5.72)	(1.49)	4.21	2.32	1.06	2.21
Less:
Distributions from Net Investment Income	-0-	0.29	0.16	0.12	0.02	0.08
Net Asset Value, End of the Period	$12.39	$18.11	$19.89	$15.84	$13.64	$12.60
Total Return* (b)	–31.58%**	–7.64%	26.70%	17.07%	8.45%	21.15%
Net Assets at End of the Period (In millions)	$156.9	$240.8	$263.6	$218.8	$184.6	$179.8
Ratio of Expenses to Average Net Assets*	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of Net Investment Income to Average Net Assets*	0.51%	0.69%	0.61%	0.62%	0.56%	0.20%
Portfolio Turnover	27%**	36%	18%	35%	20%	35%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.98%	1.74%	1.76%	1.93%	1.90%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.23%	0.65%	0.55%	0.39%	0.36%	0.02%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of the Period	$16.87		$18.59		$14.82		$12.74		$11.75		$9.71
Net Investment Income (a)	0.05		0.09		0.09		0.10		0.07		-0-	(c)
Net Realized and Unrealized Gain/Loss	(5.35)		(1.52)		3.85		2.10		0.92		2.04
Total from Investment Operations	(5.30)		(1.43)		3.94		2.20		0.99		2.04
Less:
Distributions from Net Investment Income	-0-		0.29		0.17		0.12		-0-		-0-
Net Asset Value, End of the Period	$11.57		$16.87		$18.59		$14.82		$12.74		$11.75
Total Return* (b)	–31.42	%**(d)	–7.88	%(d)	26.73	%(d)	17.29	%(d)	8.43	%(d)	21.26	%(d)
Net Assets at End of the Period (In millions)	$29.0		$52.1		$65.2		$81.9		$104.1		$117.7
Ratio of Expenses to Average Net Assets*	1.57	%(d)	1.89	%(d)	1.71	%(d)	1.58	%(d)	1.69	%(d)	1.86	%(d)
Ratio of Net Investment Income to Average Net Assets*	0.62	%(d)	0.49	%(d)	0.56	%(d)	0.67	%(d)	0.55	%(d)	0.04	%(d)
Portfolio Turnover	27	%**	36%		18%		35%		20%		35%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.86	%(d)	1.94	%(d)	1.78	%(d)	1.81	%(d)	1.89	%(d)	2.04	%(d)
Ratio of Net Investment Income/Loss to Average Net Assets	0.33	%(d)	0.44	%(d)	0.49	%(d)	0.44	%(d)	0.35	%(d)	(0.14	%)(d)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$16.84	$18.54	$14.79	$12.73	$11.83	$9.84
Net Investment Loss (a)	(0.02)	(0.01)	(0.02)	(0.02)	(0.03)	(0.06)
Net Realized and Unrealized Gain/Loss	(5.34)	(1.52)	3.81	2.09	0.93	2.05
Total from Investment Operations	(5.36)	(1.53)	3.79	2.07	0.90	1.99
Less:
Distributions from Net Investment Income	-0-	0.17	0.04	0.01	-0-	-0-
Net Asset Value, End of the Period	$11.48	$16.84	$18.54	$14.79	$12.73	$11.83
Total Return* (b)	–31.83%**	–8.35%	25.66%	16.27%	7.61%	20.22%
Net Assets at End of the Period (In millions)	$22.7	$35.9	$40.9	$34.3	$33.6	$38.4
Ratio of Expenses to Average Net Assets*	2.45%	2.45%	2.46%	2.45%	2.45%	2.45%
Ratio of Net Investment Loss to Average Net Assets*	(0.24%)	(0.07%)	(0.15%)	(0.16%)	(0.22%)	(0.58%)
Portfolio Turnover	27%**	36%	18%	35%	20%	35%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.74%	2.49%	2.52%	2.68%	2.65%	2.63%
Ratio of Net Investment Loss to Average Net Assets	(0.53%)	(0.11%)	(0.21%)	(0.39%)	(0.42%)	(0.76%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Global Equity Allocation Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 as amended, (the "1940 Act"). The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund's investment adviser and with stock selection within each country designed to replicate a broad market index. The Fund commenced operations on January 4, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of December 31, 2008, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of this issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$93,318,705	$666,377
Level 2—Other Significant Observable Inputs	100,064,309	752,150
Level 3—Significant Unobservable Inputs	-0-	-0-
Total	$193,383,014	$1,418,527

*  Other financial instruments include futures and forwards.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Other income is accrued

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $47,489,284. At June 30, 2008, the Fund had an accumulated capital loss carry forward of $760,138, which will expire according to the following schedule:

Amount	Expiration
$760,138	June 30, 2012

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$243,567,317
Gross tax unrealized appreciation	$10,778,663
Gross tax unrealized depreciation	(60,958,637)
Net tax unrealized depreciation on investments	$(50,179,974)

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

The tax character of distributions paid during the year ended June 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$5,337,216
Long-term capital gain	-0-
$5,337,216

As of June 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,139,280

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $2,691 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $750 million	1.00%
Next $500 million	0.95%
Over $1.25 billion	0.90%

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.70%, 1.57% and 2.45% for Classes A, B, and C Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended December 31, 2008, the Adviser waived or reimbursed approximately $361,200 of advisory fees or other expenses.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $4,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $30,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $260,700 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen. The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the directors. Investments in such funds of approximately $69,100 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $13,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $38,700. Sales charges do not represent expenses of the Fund.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2008 and the year ended June 30, 2008 transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	1,365,023	$18,329,057	2,498,521	$49,705,396
Class B	160,915	2,300,824	1,065,924	19,887,148
Class C	107,183	1,362,680	283,260	5,239,719
Total Sales	1,633,121	$21,992,561	3,847,705	$74,832,263
Dividend Reinvestment:
Class A	-0-	$-0-	183,119	$3,742,876
Class B	-0-	-0-	52,977	1,010,812
Class C	-0-	-0-	18,350	350,299
Total Dividend Reinvestment	-0-	$-0-	254,446	$5,103,987
Repurchases:
Class A	(2,001,573)	$(28,298,922)	(2,630,487)	$(51,634,988)
Class B	(750,145)	(10,486,492)	(1,536,895)	(27,839,508)
Class C	(257,760)	(3,382,789)	(378,286)	(6,813,502)
Total Repurchases	(3,009,478)	$(42,168,203)	(4,545,668)	$(86,287,998)

4.  Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $3,100, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008 the redemption fee is no longer applied.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $59,400,528 and $62,872,755, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

A.  Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions.

B.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures of equity indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. Restricted Cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended December 31, 2008, were as follows:

Contracts
Outstanding at June 30, 2008	638
Futures Opened	2,962
Futures Closed	(3,104)
Outstanding at December 31, 2008	496

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $418,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Global Equity Allocation Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III

President and Principal Executive Officer

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Stuart N. Schuldt

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Van Kampen Global Equity Allocation Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Global Equity Allocation Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Global Equity Allocation Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Global Equity Allocation Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen Global Equity Allocation Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

450, 550, 650
MSGESAN 2/09
TBD

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

Global Franchise Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

PERFORMANCE SUMMARY as of 12/31/08

	A Shares since 9/25/98		B Shares since 9/25/98		C Shares since 9/25/98		I Shares since 10/13/06
Average Annual Total Returns	w/max 5.75% w/o sales charges	sales charges	w/max 5.00% w/o sales charges	sales charges	w/max 1.00% w/o sales charges	sales charges	w/o sales charges
Since Inception	10.22%	9.58%	9.56%	9.56%	9.46%	9.46%	-8.04%
10-year	9.54	8.89	8.87	8.87	8.71	8.71	—
5-year	3.64	2.42	3.06	2.86	2.88	2.88	—
1-year	-29.00	-33.07	-28.99	-31.84	-29.49	-30.06	-28.85
6-month	-17.45	-22.20	-17.48	-20.80	-17.75	-18.42	-17.41

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

Global markets corrected sharply in the second half of 2008. In this period, all sectors registered double-digit declines. The materials, energy and financials sectors were the weakest performers, while consumer staples, health care and telecommunication services lost the least value. Although the Fund also had negative returns in each of its sectors, it outperformed the Index during the period, as consistent with its past performance history in falling markets. Although past performance is no guarantee of future results, the Fund has historically generated a substantial portion of its outperformance in falling markets.

In all market environments, we pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the Index. As a result, the Fund's short-term performance typically does not follow that of the markets.

Performance Analysis

All share classes of Van Kampen Global Franchise Fund outperformed the MSCI World Index with net dividends ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	Class I	MSCI World Index with net dividends
-17.45%	-17.48%	-17.75%	-17.41%	-33.71%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The top contributors to the Fund's performance were Scotts Miracle-Gro, Kao Corporation, Career Education, McGraw-Hill, and Dr. Pepper Snapple Group. The largest detractors were British American Tobacco, Imperial Tobacco, Swedish Match, Harley-Davidson and Reckitt Benckiser.

2

The Fund's outperformance relative to the Index during the period was driven by underweights in the weakest parts of the market (primarily financials and materials) and strong stock selection in technology, industrials and materials.

The Fund also benefited from a turnaround in consumer staples stocks. High energy and materials costs put significant pressure on consumer staples companies' profit margins, creating negative sentiment among investors in the first half of the year. In July, commodity prices began a swift retreat that persisted through the end of the year, and global stock markets endured a major correction in the third and fourth quarters. Sectors perceived to preserve capital better in economic downturns, such as consumer staples, began to rebound as lower energy and raw materials costs eased the pressure on companies' margins, further bolstering investors' confidence in the sector.

However, some of the other sectors that outperformed the broad Index during the period, including health care, telecommunication services and utilities, were held by the Fund in smaller proportions than in the Index or not at all. As a result, these sectors detracted from performance on a relative basis for the six-month period.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the Fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top Ten Holdings as of 12/31/08 (Unaudited)
British American Tobacco PLC	8.1%
Imperial Tobacco Group PLC	6.4
Philip Morris International, Inc.	5.0
Unilever PLC	4.3
Swedish Match AB	4.2
Wolters Kluwer NV CVA	4.2
Experian PLC	4.1
Nestle SA	3.8
Cadbury PLC	3.8
Reckitt Benckiser PLC	3.7
Summary of Investments by Country Classification as of 12/31/08 (Unaudited)
United States	33.5%
United Kingdom	33.0
Netherlands	7.7
Switzerland	6.8
France	5.7
Sweden	4.2
Japan	3.2
Finland	2.2
Ireland	0.9
Total Long-Term Investments	97.2
Total Repurchase Agreements	2.6
Total Investments	99.8
Foreign Currency	0.0 *
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

* Amount is less than 0.1.

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the countries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$825.51	$5.75
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36
Class B
Actual	1,000.00	825.16	5.80
Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	6.41
Class C
Actual	1,000.00	822.48	9.10
Hypothetical (5% annual return before expenses)	1,000.00	1,015.22	10.06
Class I
Actual	1,000.00	825.93	4.65
Hypothetical (5% annual return before expenses)	1,000.00	1,020.11	5.14

*  Expenses are equal to the Fund's annualized expense ratio of 1.25%, 1.26%, 1.98% and 1.01% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 97.2%
Finland 2.2%
Kone Oyj, Class B	1,194,398	$26,188,290
France 5.7%
Groupe DANONE	605,346	36,535,638
Pernod Ricard SA	414,665	30,749,609
		67,285,247
Ireland 0.9%
C&C Group PLC	5,140,291	10,407,461
Japan 3.2%
Kao Corp.	1,256,000	38,035,413
Netherlands 7.7%
Reed Elsevier NV	3,516,674	41,433,742
Wolters Kluwer NV CVA	2,595,942	49,026,695
		90,460,437
Sweden 4.2%
Swedish Match AB	3,456,177	49,475,417
Switzerland 6.8%
Nestle SA (Registered)	1,126,195	44,386,245
Novartis AG	696,064	34,875,930
		79,262,175
United Kingdom 33.0%
British American Tobacco PLC	3,679,675	95,610,329
Cadbury PLC	5,030,197	44,034,732
Diageo PLC	2,206,846	30,698,392
Experian PLC	7,635,385	47,816,051
Imperial Tobacco Group PLC	2,801,777	74,844,229
Reckitt Benckiser PLC	1,171,255	43,634,429
Unilever PLC	2,221,914	50,494,123
		387,132,285
United States 33.5%
Brown Forman Corp., Class B	567,507	29,220,935
Career Education Corp. (a)	1,206,183	21,638,923
eBay Inc. (a)	1,679,404	23,444,480
Estee Lauder Cos., Inc., Class A	963,927	29,843,180
Fortune Brands, Inc.	703,512	29,040,975
Harley-Davidson, Inc.	1,149,196	19,501,856
Kellogg Co.	642,900	28,191,165
McGraw-Hill Cos., Inc.	787,809	18,269,291
Moody's Corp.	1,030,295	20,698,627
Philip Morris International, Inc.	1,356,771	59,033,106
Procter & Gamble Co.	613,593	37,932,319

See Notes to Financial Statements
8

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Scotts Miracle-Gro Co., Class A	899,244	$26,725,532
Starbucks Corp. (a)	2,258,952	21,369,686
Weight Watchers International, Inc.	949,896	27,945,940
		392,856,015
Total Long Term Investments 97.2% (Cost $1,257,302,154)		1,141,102,740

Repurchase Agreements 2.6%
Banc of America Securities ($3,431,124 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $3,431,125)	3,431,124
Banc of America Securities ($9,483,915 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $9,483,931)	9,483,915
Citigroup Global Markets, Inc. ($10,269,207 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $10,269,213)	10,269,207
Citigroup Global Markets, Inc. ($3,624,426 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $3,624,436)	3,624,426
JPMorgan Chase & Co. ($3,624,426 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $3,624,430)	3,624,426
Total Repurchase Agreements 2.6% (Cost $30,433,098)	30,433,098
Total Investments 99.8% (Cost $1,287,735,252)	1,171,535,838
Foreign Currency 0.0% (Cost $16,918)	16,428
Other Assets in Excess of Liabilities 0.2%	2,866,326
Net Assets 100.0%	$1,174,418,592

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $748,246,725 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non income producing security.

CVA—Certification Van Aandelen

See Notes to Financial Statements
9

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Forward Foreign Currency Contracts Outstanding as of December 31, 2008:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Pound Sterling
30,625,000 expiring 01/26/09	US $	$44,005,168	$1,748,582
30,625,000 expiring 01/26/09	US $	44,005,167	1,795,133
30,600,000 expiring 01/26/09	US $	43,969,245	1,835,283
3,750,000 expiring 01/26/09	US $	5,388,388	218,050
		$137,367,968	$5,597,048

Summary of Long Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Tobacco	$278,963,081	23.7%
Packaged Foods & Meats	203,641,903	17.3
Household Products	119,602,161	10.2
Publishing	108,729,727	9.3
Distillers & Vintners	101,076,398	8.6
Diversified Commercial & Professional Services	47,816,051	4.1
Pharmaceuticals	34,875,930	3.0
Personal Products	29,843,180	2.5
Housewares & Specialties	29,040,975	2.5
Specialized Consumer Services	27,945,940	2.4
Fertilizers & Agricultural Chemicals	26,725,532	2.3
Industrial Machinery	26,188,290	2.2
Internet Software & Services	23,444,480	2.0
Education Services	21,638,923	1.8
Restaurants	21,369,686	1.8
Specialized Finance	20,698,627	1.8
Motorcycle Manufacturers	19,501,856	1.7
	$1,141,102,740	97.2%

10

Van Kampen Global Franchise Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $1,287,735,252)	$1,171,535,838
Cash	2,278,140
Foreign Currency (Cost $16,918)	16,428
Receivables:
Dividends	2,288,064
Fund Shares Sold	486,206
Interest	19
Forward Foreign Currency Contracts	5,597,048
Other	145,114
Total Assets	1,182,346,857
Liabilities:
Payables:
Fund Shares Repurchased	5,549,254
Investment Advisory Fee	743,642
Investments Purchased	563,306
Distributor and Affiliates	61,484
Directors' Deferred Compensation and Retirement Plans	191,988
Accrued Expenses	818,591
Total Liabilities	7,928,265
Net Assets	$1,174,418,592
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$1,279,527,900
Accumulated Net Realized Gain	39,302,906
Accumulated Undistributed Net Investment Income	(33,809,504)
Net Unrealized Depreciation	(110,602,710)
Net Assets	$1,174,418,592
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $715,710,651 and 47,254,580 shares of beneficial interest issued and outstanding)	$15.15
Maximum sales charge (5.75%* of offering price)	0.92
Maximum offering price to public	$16.07
Class B Shares: Net asset value and offering price per share (Based on net assets of $248,173,733 and 17,153,568 shares of beneficial interest issued and outstanding)	$14.47
Class C Shares: Net asset value and offering price per share (Based on net assets of $167,887,094 and 11,377,899 shares of beneficial interest issued and outstanding)	$14.76
Class I Shares: Net asset value and offering price per share (Based on net assets of $42,647,114 and 2,823,730 shares of beneficial interest issued and outstanding)	$15.10

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
11

Van Kampen Global Franchise Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $200,263)	$13,426,285
Interest	171,251
Total Income	13,597,536
Expenses:
Investment Advisory Fee	5,586,688
Distribution (12b-1) and Service Fees
Class A	1,149,335
Class B	385,496
Class C	1,039,563
Transfer Agent Fees	1,344,356
Accounting and Administrative Expenses	157,310
Custody	102,193
Reports to Shareholders	100,237
Professional Fees	59,904
Registration Fees	52,561
Directors' Fees and Related Expenses	31,362
Other	31,543
Total Expenses	10,040,548
Less Credits Earned on Cash Balances	3,922
Net Expenses	10,036,626
Net Investment Income	$3,560,910
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(42,396,457)
Forward Foreign Currency Contracts	58,805,247
Foreign Currency Transactions	(4,819,148)
Net Realized Gain	11,589,642
Unrealized Appreciation/Depreciation:
Beginning of the Period	199,649,459
End of the Period:
Investments	(116,199,414)
Forward Foreign Currency Contracts	5,597,048
Foreign Currency Translation	(344)
(110,602,710)
Net Unrealized Depreciation During the Period	(310,252,169)
Net Realized and Unrealized Loss	$(298,662,527)
Net Decrease in Net Assets from Operations	$(295,101,617)

See Notes to Financial Statements
12

Van Kampen Global Franchise Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Income	$3,560,910	$44,927,955
Net Realized Gain	11,589,642	213,458,474
Net Unrealized Depreciation During the Period	(310,252,169)	(569,906,396)
Change in Net Assets from Operations	(295,101,617)	(311,519,967)
Distributions from Net Investment Income:
Class A Shares	(46,900,945)	(10,838,237)
Class B Shares	(17,059,491)	(1,061,705)
Class C Shares	(9,467,439)	(157,135)
Class I Shares	(2,930,148)	(544,822)
	(76,358,023)	(12,601,899)
Distributions from Net Realized Gain:
Class A Shares	(86,874,600)	(125,429,949)
Class B Shares	(30,859,850)	(43,319,319)
Class C Shares	(20,811,835)	(31,113,160)
Class I Shares	(5,137,842)	(4,689,971)
	(143,684,127)	(204,552,399)
Total Distributions	(220,042,150)	(217,154,298)
Net Change in Net Assets from Investment Activities	(515,143,767)	(528,674,265)
From Capital Transactions:
Proceeds from Shares Sold	53,286,254	187,824,005
Net Asset Value of Shares Issued Through Dividend Reinvestment	204,750,849	200,580,798
Cost of Shares Repurchased	(370,418,754)	(616,371,099)
Net Change in Net Assets from Capital Transactions	(112,381,651)	(227,966,296)
Total Decrease in Net Assets	(627,525,418)	(756,640,561)
Net Assets:
Beginning of the Period	1,801,944,010	2,558,584,571
End of the Period (Including accumulated undistributed net investment income of $(33,809,504) and $38,987,609, respectively)	$1,174,418,592	$1,801,944,010

See Notes to Financial Statements
13

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$22.62	$28.95	$25.43	$23.31	$21.04	$16.96
Net Investment Income (a)	0.06	0.56	0.50	0.33	0.38	0.27
Net Realized and Unrealized Gain/Loss	(4.20)	(4.20)	5.08	3.35	2.13	3.87
Total from Investment Operations	(4.14)	(3.64)	5.58	3.68	2.51	4.14
Less:
Distributions from Net Investment Income	1.17	0.21	0.03	0.39	-0-	0.06
Distributions from Net Realized Gain	2.16	2.48	2.03	1.17	0.24	-0-
Total Distributions	3.33	2.69	2.06	1.56	0.24	0.06
Net Asset Value, End of the Period	$15.15	$22.62	$28.95	$25.43	$23.31	$21.04
Total Return (b)	–17.45%*	–13.89%	22.80%	16.34%	12.02%	24.38%
Net Assets at End of the Period (In millions)	$715.7	$1,118.0	$1,646.6	$1,399.1	$1,272.4	$913.6
Ratio of Expenses to Average Net Assets	1.25%	1.17%	1.18%	1.22%	1.28%	1.51%
Ratio of Net Investment Income to Average Net Assets	0.58%	2.12%	1.83%	1.34%	1.70%	1.41%
Portfolio Turnover	7%*	28%	19%	20%	14%	10%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*  Non-Annualized

See Notes to Financial Statements
14

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$21.84		$27.93		$24.74	$22.73	$20.68	$16.74
Net Investment Income (a)	0.06		0.51		0.28	0.14	0.20	0.11
Net Realized and Unrealized Gain/Loss	(4.07)		(4.06)		4.94	3.27	2.09	3.83
Total from Investment Operations	(4.01)		(3.55)		5.22	3.41	2.29	3.94
Less:
Distributions from Net Investment Income	1.20		0.06		-0-	0.23	-0-	-0-
Distributions from Net Realized Gain	2.16		2.48		2.03	1.17	0.24	-0-
Total Distributions	3.36		2.54		2.03	1.40	0.24	-0-
Net Asset Value, End of the Period	$14.47		$21.84		$27.93	$24.74	$22.73	$20.68
Total Return (b)	–17.48	%(c)*	–14.01	%(c)	21.91%	15.45%	11.16%	23.46%
Net Assets at End of the Period (In millions)	$248.2		$369.4		$529.9	$485.2	$465.1	$378.2
Ratio of Expenses to Average Net Assets	1.26	%(c)	1.33	%(c)	1.93%	1.98%	2.03%	2.26%
Ratio of Net Investment Income to Average Net Assets	0.57	%(c)	1.98	%(c)	1.06%	0.57%	0.93%	0.59%
Portfolio Turnover	7	%*	28%		19%	20%	14%	10%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

*  Non-Annualized

See Notes to Financial Statements
15

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007		2006		2005	2004
Net Asset Value, Beginning of the Period	$21.99		$28.21		$24.97		$22.92		$20.85	$16.88
Net Investment Income/Loss (a)	(0.01)		0.36		0.29		0.14		0.20	0.12
Net Realized and Unrealized Gain/Loss	(4.07)		(4.09)		4.98		3.31		2.11	3.85
Total from Investment Operations	(4.08)		(3.73)		5.27		3.45		2.31	3.97
Less:
Distributions from Net Investment Income	0.99		0.01		-0-		0.23		-0-	-0-
Distributions from Net Realized Gain	2.16		2.48		2.03		1.17		0.24	-0-
Total Distributions	3.15		2.49		2.03		1.40		0.24	-0-
Net Asset Value, End of the Period	$14.76		$21.99		$28.21		$24.97		$22.92	$20.85
Total Return (b)	–17.75	%(c)*	–14.51	%(c)	21.91	%(c)	15.49	%(c)	11.17%	23.45%
Net Assets at End of the Period (In millions)	$167.9		$263.0		$382.0		$337.6		$323.4	$254.6
Ratio of Expenses to Average Net Assets	1.98	%(c)	1.90	%(c)	1.93	%(c)	1.94	%(c)	2.03%	2.26%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.15	%)(c)	1.41	%(c)	1.07	%(c)	0.60	%(c)	0.93%	0.62%
Portfolio Turnover	7	%*	28%		19%		20%		14%	10%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

*  Non-Annualized

See Notes to Financial Statements
16

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2008	Year Ended June 30, 2008	October 13, 2006 (Commencement of Operations) to June 30, 2007
Net Asset Value, Beginning of the Period	$22.63	$28.95	$26.89
Net Investment Income (a)	0.08	0.81	0.39
Net Realized and Unrealized Gain/Loss	(4.21)	(4.36)	3.80
Total from Investment Operations	(4.13)	(3.55)	4.19
Less:
Distributions from Net Investment Income	1.24	0.29	0.10
Distributions from Net Realized Gain	2.16	2.48	2.03
Total Distributions	3.40	2.77	2.13
Net Asset Value, End of the Period	$15.10	$22.63	$28.95
Total Return (b)	–17.41%*	–13.65%	16.45%*
Net Assets at End of the Period (In thousands)	$42,647.1	$51,540.4	$18.6
Ratio of Expenses to Average Net Assets	1.01%	0.92%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.84%	3.20%	2.03%
Portfolio Turnover	7%*	28%	19%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*  Non-Annualized

See Notes to Financial Statements
17

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Franchise Fund (the "Fund") is organized as a separate non-diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Fund's investment adviser, have resilient business franchises and growth potential. The Fund commenced operations on September 25, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for

18

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$392,856,015	$-0-
Level 2—Other Significant Observable Inputs	778,679,823	5,597,048
Level 3—Significant Unobservable Inputs	-0-	-0-
Total	$1,171,535,838	$5,597,048

*  Other financial instruments includes forward contracts

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

19

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,304,461,226
Gross tax unrealized appreciation	$143,521,587
Gross tax unrealized depreciation	(276,446,975)
Net tax unrealized depreciation on investments	$(132,925,388)

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2008 was as follows:

Distributions paid from:

Ordinary income	$31,567,904
Long-term capital gain	189,776,176
$221,344,080

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$51,545,419
Undistributed long-term capital gain	157,140,642

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

20

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

F.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $3,922 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.80%
Next $500 million	.75%
Over $1 billion	.70%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $23,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $74,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided

21

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $482,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the shares of those funds selected by the directors. Investments in such funds of approximately $81,100 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For six months ended December 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $82,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $453,200. Sales charges do not represent expenses of the Fund.

At December 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 370 shares of Class I.

For the six months ended December 31, 2008, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $1,678.

3. Capital Transactions

For the six months ended December 31, 2008 and the year ended June 30, 2008, transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	1,278,645	$23,971,296	3,423,442	$90,994,968
Class B	239,006	3,932,453	469,416	11,942,090
Class C	404,698	6,094,340	510,958	13,207,184
Class I	1,065,411	19,288,165	2,534,491	71,679,763
Total Sales	2,987,760	$53,286,254	6,938,307	$187,824,005

22

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class A	8,844,485	$126,830,047	4,912,935	$128,963,128
Class B	3,282,449	44,969,558	1,627,817	41,248,413
Class C	1,780,008	24,884,512	981,101	25,135,486
Class I	564,107	8,066,732	199,611	5,233,771
Total Dividend Reinvestment	14,471,049	$204,750,849	7,721,464	$200,580,798
Repurchases:
Class A	(12,289,407)	$(236,329,561)	(15,789,997)	$(421,449,655)
Class B	(3,286,258)	(61,424,040)	(4,153,160)	(104,940,116)
Class C	(2,764,591)	(52,774,790)	(3,076,834)	(78,280,762)
Class I	(1,083,697)	(19,890,363)	(456,837)	(11,700,566)
Total Repurchases	(19,423,953)	$(370,418,754)	(23,476,828)	$(616,371,099)

4.  Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $8,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $106,869,092 and $405,579,823, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

All distribution expenses incurred by the Distributor have been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

23

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No.161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

24

Van Kampen Global Franchise Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang Yu
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment
Management Limited
25 Cabot Square
Canary Wharf
London, England E14 4QA

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen Global Franchise Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Global Franchise Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Global Franchise Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Global Franchise Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen Global Franchise Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

475,575,675,676
GLFSAN 2/09
IU09-00574P-Y12/08

SEMIANNUAL REPORT

December 31, 2008

MUTUAL FUNDS

Van Kampen

Global Value Equity Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Value Equity Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain a prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 12/31/08

	A Shares since 10/29/97		B Shares since 10/29/97		C Shares since 10/29/97		I Shares since 12/13/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	0.81%	0.28%	0.30%	0.30%	0.10%	0.10%	–20.49%
10-year	–0.29	–0.88	–0.86	–0.86	–0.98	–0.98	—
5-year	–2.39	–3.54	–3.14	–3.36	–3.13	–3.13	—
1-year	–42.35	–45.68	–42.86	–45.41	–42.80	–43.31	–42.18
6-month	–31.76	–35.68	–32.10	–35.13	–32.05	–32.66	–31.67

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown, Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2008

Market Conditions

The second half of 2008 was a challenging period for global equities, as the credit crisis became a significant drag on the global economy. Liquidity dried up amid rising risk aversion, leading a number of major banks in the developed world to seek government rescues, mergers, or go bankrupt. Volatility in the stock and bond markets soared, as investors fled to the relative safety of U.S. Treasury securities and cash.

The complete reshuffling of Wall Street and dire global economic conditions were met with unprecedented policy response by governments and central banks around the world. The shift from inflation fears to deflation fears as the primary threat to the global economy's recovery further impelled the massive fiscal and monetary stimulus. Falling commodity prices (since July 2008), declining home values and a substantial drop in consumer demand exerted downward pressure on prices such that deflation became policymakers' chief concern.

Although the interventions were initially met with disappointment among investors, equity prices appeared to stabilize in December and a key liquidity measure showed some improvement. However, certain "fear gauges" remained troubling at year end, including the CBOE VIX volatility index. Without more positive readings here, we believe any equity rally will be short-lived and substantial improvements in economic and financial conditions will be delayed.

By the end of the period, most of the developed world had entered into recession, and outlooks remained gloomy. The U.S. and Europe grappled with a wave of negative economic data, while Japan continued to suffer from weak domestic demand and falling exports. The Asia Pacific region excluding Japan dealt with the impact of languishing growth both in the developed world and in China, which until then had served as the region's economic engine.

Performance Analysis

All share classes of Van Kampen Global Value Equity Fund outperformed the MSCI World Index with net dividends ("the Index") for the six months ended December 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2008

Class A	Class B	Class C	Class I	MSCI World Index with net dividends
–31.76%	–32.10%	–32.05%	–31.67%	–33.71%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

During the period, the Fund was well served by its defensive positioning, with overweights to health care and telecommunication services, and underweights to cyclical sectors such as materials, energy and industrials. As the global economic outlook became increasingly dire, negative sentiment fueled a strong sell-off in economically sensitive sectors. The Fund's underweights there buffered the impact of those sectors' substantial declines. At the same time, stock selection and relative overweights in both the health care (where the Fund holds predominantly pharmaceuticals stocks) and telecommunication services sectors added relative value, as these sectors outperformed the Index during the period.

However, other positions were disappointments. Weaker than expected results from food producers and tobacco companies led to relative losses in the Fund's consumer staples segment. These companies suffered from the expectation that high raw materials and energy costs earlier in 2008 would crimp profit margins. The financials sector was another significant detractor for the period. The benefit of an underweight to the sector was overwhelmed by the considerably negative impact of stock selection. On valuations, many financial stocks looked compellingly cheap and the Fund established positions where the management team believed risk-return profiles were attractive. But with the credit crisis accelerating and the operating environment deteriorating much faster than anticipated, a number of the portfolio's holdings within the sector were negatively impacted.

At the end of November, the responsibility for the management of the Fund's assets was assumed by another team and revisions were made to the Fund's buy/sell factors.

The Global Franchise team seeks to achieve the Fund's investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Fund's portfolio management team, have resilient business franchises and growth potential. The team seeks to deliver attractive returns while minimizing business and valuation risk. The goal is for the Fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/08 (Unaudited)
British American Tobacco PLC	8.1%
Imperial Tobacco Group PLC	6.3
Philip Morris International, Inc.	5.0
Unilever PLC	4.3
Swedish Match AB	4.2
Wolters Kluwer NV	4.2
Experian PLC	4.1
Nestle SA	3.8
Cadbury PLC	3.7
Reckitt Benckiser PLC	3.7
Summary of Investments by Country Classification as of 12/31/08 (Unaudited)
United States	33.2%
United Kingdom	28.8
Netherlands	7.7
Switzerland	6.7
France	5.7
Sweden	4.2
Jersey	4.1
Japan	3.2
Finland	2.2
Ireland	0.9
Total Long-Term Investments	96.7
Total Repurchase Agreements	2.1
Total Investments	98.8
Foreign Currency	0.7
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/08 - 12/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/08	12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$682.43	$6.28
Hypothetical	1,000.00	1,017.80	7.53
(5% annual return before expenses)
Class B
Actual	1,000.00	679.03	9.48
Hypothetical	1,000.00	1,013.91	11.37
(5% annual return before expenses)
Class C
Actual	1,000.00	679.46	9.36
Hypothetical	1,000.00	1,014.06	11.22
(5% annual return before expenses)
Class I
Actual	1,000.00	683.32	5.90
Hypothetical	1,000.00	1,018.20	7.07
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.24%, 2.21% and 1.39% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio for Class C Shares reflects 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited)

Description	Number of Shares	Value
Common Stocks 96.7%
Finland 2.2%
Kone Oyj, Class B	185,001	$4,056,319
France 5.7%
Groupe DANONE	93,763	5,659,063
Pernod Ricard SA	64,228	4,762,847
		10,421,910
Ireland 0.9%
C&C Group PLC	796,184	1,611,972
Japan 3.2%
Kao Corp.	194,000	5,874,896
Jersey Channel Islands 4.1%
Experian PLC	1,182,651	7,406,267
Netherlands 7.7%
Reed Elsevier NV	544,701	6,417,712
Wolters Kluwer NV	402,088	7,593,793
		14,011,505
Sweden 4.2%
Swedish Match AB	535,330	7,663,287
Switzerland 6.7%
Nestle SA	174,437	6,875,011
Novartis AG	107,814	5,401,965
		12,276,976
United Kingdom 28.8%
British American Tobacco PLC	569,948	14,809,165
Cadbury PLC	779,131	6,820,573
Diageo PLC	341,820	4,754,896
Imperial Tobacco Group PLC	433,969	11,592,670
Reckitt Benckiser PLC	181,417	6,758,586
Unilever PLC	344,154	7,821,074
		52,556,964
United States 33.2%
Brown-Forman Corp., Class B	87,902	4,526,074
Career Education Corp. (a)	186,827	3,351,676
eBay, Inc. (a)	256,761	3,584,384
Estee Lauder Cos., Inc., Class A	147,365	4,562,420
Fortune Brands, Inc.	108,968	4,498,199
Harley-Davidson, Inc.	178,000	3,020,660
Kellogg Co.	99,579	4,366,539

See Notes to Financial Statements
8

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
McGraw-Hill Cos., Inc.	122,024	$2,829,737
Moody's Corp.	158,425	3,182,758
Philip Morris International, Inc.	210,151	9,143,670
Procter & Gamble Co.	95,040	5,875,373
Scotts Miracle-Gro Co., Class A	139,285	4,139,550
Starbucks Corp. (a)	343,984	3,254,089
Weight Watchers International, Inc.	147,130	4,328,565
		60,663,694
Total Long-Term Investments 96.7% (Cost $164,495,605)		176,543,790
Repurchase Agreements 2.1%
Banc of America Securities ($1,231,704 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $1,231,706)		1,231,704
Banc of America Securities ($445,610 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $445,610)		445,610
Citigroup Global Markets, Inc. ($1,333,692 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $1,333,693)		1,333,692
Citigroup Global Markets, Inc. ($470,715 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $470,716)		470,715
JPMorgan Chase & Co. ($470,715 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $470,715)		470,715
Total Repurchase Agreements 2.1% (Cost $3,952,436)		3,952,436
Total Investments 98.8% (Cost $168,448,041)		180,496,226
Foreign Currency 0.7% (Cost $1,108,136)		1,179,652
Other Assets in Excess of Liabilities 0.5%		951,309
Net Assets 100.0%		$182,627,187

Percentages are calculated as a percentage of net assets.

See Notes to Financial Statements
9

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Securities with total market value equal to $115,880,096 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non income producing security.

Forward Foreign Currency Contracts Outstanding as of December 31, 2008:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Pound Sterling 3,950,000 expiring 01/26/09	US $	$5,675,768	$188,797
3,950,000 expiring 01/26/09	US $	5,675,768	188,512
3,950,000 expiring 01/26/09	US $	5,675,769	188,796
3,950,000 expiring 01/26/09	US $	5,675,769	188,757
Total Forward Currency Contracts			$754,862

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Tobacco	$43,208,792	23.7%
Packaged Foods & Meats	31,542,260	17.3
Household Products	18,508,855	10.1
Publishing	16,841,241	9.2
Distillers & Vintners	15,655,789	8.6
Diversified Commercial & Professional Services	7,406,267	4.0
Pharmaceuticals	5,401,965	3.0
Personal Products	4,562,420	2.5
Housewares & Specialties	4,498,199	2.5
Specialized Consumer Services	4,328,565	2.4
Fertilizers & Agricultural Chemicals	4,139,550	2.3
Industrial Machinery	4,056,320	2.2
Internet Software & Services	3,584,384	2.0
Education Services	3,351,676	1.8
Restaurants	3,254,089	1.8
Specialized Finance	3,182,758	1.7
Motorcycle Manufacturers	3,020,660	1.6
	$176,543,790	96.7%

See Notes to Financial Statements
10

Van Kampen Global Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $168,448,041)	$180,496,226
Foreign Currency (Cost $1,108,136)	1,179,652
Cash	248,908
Receivables:
Dividends	443,745
Fund Shares Sold	59,363
Investments Sold	35,293
Forward Foreign Currency Contracts	754,862
Other	899,731
Total Assets	184,117,780
Liabilities:
Payables:
Fund Shares Repurchased	651,040
Distributor and Affiliates	319,585
Investment Advisory Fee	101,181
Investments Purchased	49,446
Directors' Deferred Compensation and Retirement Plans	155,607
Accrued Expenses	213,734
Total Liabilities	1,490,593
Net Assets	$182,627,187
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$271,294,453
Net Unrealized Appreciation	12,883,288
Accumulated Undistributed Net Investment Income	8,114,118
Accumulated Net Realized Loss	(109,664,672)
Net Assets	$182,627,187
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $153,075,439 and 22,449,447 shares of beneficial interest issued and outstanding)	$6.82
Maximum sales charge (5.75%* of offering price)	0.42
Maximum offering price to public	$7.24
Class B Shares: Net asset value and offering price per share (Based on net assets of $14,914,477 and 2,272,051 shares of beneficial interest issued and outstanding)	$6.56
Class C Shares: Net asset value and offering price per share (Based on net assets of $14,538,348 and 2,232,201 shares of beneficial interest issued and outstanding)	$6.51
Class I Shares: Net asset value and offering price per share (Based on net assets of $98,923 and 14,489 shares of beneficial interest issued and outstanding)	$6.83

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
11

Van Kampen Global Value Equity Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $179,881)	$3,453,929
Interest	6,123
Total Income	3,460,052
Expenses:
Investment Advisory Fee	822,338
Distribution (12b-1) and Service Fees
Class A	256,435
Class B	104,776
Class C	94,802
Transfer Agent Fees	412,850
Reports to Shareholders	60,106
Professional Fees	46,994
Registration Fees	46,960
Accounting and Administrative Expenses	46,928
Custody	38,811
Directors' Fees and Related Expenses	16,264
Other	14,407
Total Expenses	1,961,671
Less Credits Earned on Cash Balances	1,694
Net Expenses	1,959,977
Net Investment Income	$1,500,075
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(115,249,301)
Foreign Currency Transactions	236,015
Forward Foreign Currency Contracts	4,472,451
Net Realized Loss	$(110,540,835)
Unrealized Appreciation/Depreciation:
Beginning of the Period	(1,319,440)
End of the Period:
Investments	12,048,185
Forward Foreign Currency Contracts	754,862
Foreign Currency Translation	80,241
12,883,288
Net Unrealized Appreciation During the Period	14,202,728
Net Realized and Unrealized Loss	$(96,338,107)
Net Decrease in Net Assets from Operations	$(94,838,032)

See Notes to Financial Statements
12

Van Kampen Global Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2008	For The Year Ended June 30, 2008
From Investment Activities:
Operations:
Net Investment Income	$1,500,075	$6,653,810
Net Realized Gain/Loss	(110,540,835)	40,378,677
Net Unrealized Appreciation/Depreciation During the Period	14,202,728	(124,149,815)
Change in Net Assets from Operations	(94,838,032)	(77,117,328)
Distributions from Net Investment Income:
Class A Shares	-0-	(4,959,948)
Class B Shares	-0-	(212,883)
Class C Shares	-0-	(245,523)
Class I Shares	-0-	(40,651)
	-0-	(5,459,005)
Distributions from Net Realized Gain:
Class A Shares	(15,515,196)	(34,189,289)
Class B Shares	(1,566,159)	(4,653,195)
Class C Shares	(1,560,475)	(3,259,671)
Class I Shares	(11,047)	(239,960)
Total Distributions	(18,652,877)	(47,801,120)
Net Change in Net Assets from Investment Activities	(113,490,909)	(124,918,448)
From Capital Transactions:
Proceeds from Shares Sold	8,186,812	33,137,247
Net Asset Value of Shares Issued Through Dividend Reinvestment	18,022,645	46,081,653
Cost of Shares Repurchased	(47,828,743)	(91,839,535)
Net Change in Net Assets from Capital Transactions	(21,619,286)	(12,620,635)
Total Decrease in Net Assets	(135,110,195)	(137,539,083)
Net Assets:
Beginning of the Period	317,737,382	455,276,465
End of the Period (Including accumulated undistributed net investment income of $8,114,118 and $6,614,043, respectively)	$182,627,187	$317,737,382

See Notes to Financial Statements
13

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$11.16	$15.42	$12.75	$11.47	$10.70	$8.60
Net Investment Income (a)	0.06	0.25	0.22	0.18	0.14	0.06
Net Realized and Unrealized Gain/Loss	(3.65)	(2.78)	3.17	1.18	0.63	2.14
Total from Investment Operations	(3.59)	(2.53)	3.39	1.36	0.77	2.20
Less:
Distributions from Net Investment Income	-0-	0.22	0.19	0.08	-0-	0.10
Distributions from Net Realized Gain	0.75	1.51	0.53	-0-	-0-	-0-
Total Distributions	0.75	1.73	0.72	0.08	-0-	0.10
Net Asset Value, End of the Period	$6.82	$11.16	$15.42	$12.75	$11.47	$10.70
Total Return* (b)	–31.76%**	–18.22%	27.18%	11.89%	7.20%	25.64%
Net Assets at End of the Period (In millions)	$153.1	$265.2	$365.3	$298.5	$133.2	$67.1
Ratio of Expenses to Average Net Assets*	1.48%	1.26%	1.25%	1.34%	1.46%	1.64%
Ratio of Net Investment Income to Average Net Assets*	1.35%	1.83%	1.58%	1.46%	1.23%	0.66%
Portfolio Turnover	84%**	35%	26%	29%	28%	43%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	1.48%	1.67%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	N/A	1.21%	0.63%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A = Not Applicable

See Notes to Financial Statements
14

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2008	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$10.83	$14.96	$12.31	$11.08	$10.41	$8.37
Net Investment Income/Loss (a)	0.03	0.13	0.11	0.04	0.03	(0.02)
Net Realized and Unrealized Gain/Loss	(3.55)	(2.68)	3.07	1.19	0.64	2.08
Total from Investment Operations	(3.52)	(2.55)	3.18	1.23	0.67	2.06
Less:
Distributions from Net Investment Income	-0-	0.07	-0-	-0-	-0-	0.02
Distributions from Net Realized Gain	0.75	1.51	0.53	-0-	-0-	-0-
Total Distributions	0.75	1.58	0.53	-0-	-0-	0.02
Net Asset Value, End of the Period	$6.56	$10.83	$14.96	$12.31	$11.08	$10.41
Total Return* (b)	–32.10%**	–18.79%	26.24%	11.10%	6.44%	24.69%
Net Assets at End of the Period (In millions)	$14.9	$28.1	$53.9	$52.5	$193.2	$221.5
Ratio of Expenses to Average Net Assets*	2.24%	2.02%	2.02%	2.09%	2.23%	2.40%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.57%	0.95%	0.80%	0.33%	0.26%	(0.16%)
Portfolio Turnover	84%**	35%	26%	29%	28%	43%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	N/A	2.25%	2.43%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	N/A	N/A	N/A	0.24%	(0.19%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

N/A = Not Applicable

See Notes to Financial Statements
15

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of the Period	$10.75		$14.91		$12.34		$11.12	$10.45	$8.40
Net Investment Income/Loss (a)	0.03		0.14		0.12		0.07	0.03	(0.01)
Net Realized and Unrealized Gain/Loss	(3.52)		(2.68)		3.07		1.15	0.64	2.08
Total from Investment Operations	(3.49)		(2.54)		3.19		1.22	0.67	2.07
Less:
Distributions from Net Investment Income	-0-		0.11		0.09		-0-	-0-	0.02
Distributions from Net Realized Gain	0.75		1.51		0.53		-0-	-0-	-0-
Total Distributions	0.75		1.62		0.62		-0-	-0-	0.02
Net Asset Value, End of the Period	$6.51		$10.75		$14.91		$12.34	$11.12	$10.45
Total Return* (b)	–32.05	%(c)**	–18.81	%(c)	26.32	%(c)	10.97%	6.41%	24.72	%(c)
Net Assets at End of the Period (In millions)	$14.5		$24.5		$33.6		$28.9	$28.6	$26.5
Ratio of Expenses to Average Net Assets*	2.21	%(c)	2.00	%(c)	1.99	%(c)	2.09%	2.23%	2.39	%(c)
Ratio of Net Investment Income/Loss to Average Net Assets*	0.61	%(c)	1.09	%(c)	0.85	%(c)	0.58%	0.31%	(0.13	%)(c)
Portfolio Turnover	84	%**	35%		26%		29%	28%	43%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		N/A		N/A	2.25%	2.42	%(c)
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		N/A		N/A		N/A	0.29%	(0.16	%)(c)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A = Not Applicable

See Notes to Financial Statements
16

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2008	Year Ended June 30, 2008	December 13, 2006 (Commencement of Operations) to June 30, 2007
Net Asset Value, Beginning of the Period	$11.16	$15.42	$14.56
Net Investment Income (a)	0.05	0.22	0.15
Net Realized and Unrealized Gain/Loss	(3.63)	(2.71)	1.46
Total from Investment Operations	(3.58)	(2.49)	1.61
Less:
Distributions from Net Investment Income	-0-	0.26	0.22
Distributions from Net Realized Gain	0.75	1.51	0.53
Total Distributions	0.75	1.77	0.75
Net Asset Value, End of the Period	$6.83	$11.16	$15.42
Total Return (b)	–31.67%*	–18.01%	11.58%*
Net Assets at End of the Period (In millions)	$0.1	$0.0 **	$2.5
Ratio of Expenses to Average Net Assets	1.39%	1.02%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.57%	1.85%
Portfolio Turnover	84%*	35%	26%

*  Non-Annualized

**  Amount is less than $50,000.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

N/A = Not Applicable

See Notes to Financial Statements
17

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Value Equity Fund (the "Fund") is organized as a separate diversified series of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek long-term capital appreciation by investing primarily in equity securities of issuer throughout the world, including U.S. issuers. The Fund commenced operations on October 29, 1997. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or

18

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$60,663,694	$-0-
Level 2—Other Significant Observable Inputs	119,832,532	754,862
Level 3—Significant Unobservable Inputs	-0-	-0-
Total	$180,496,226	$754,862

*  Other financial instruments include futures and forwards contracts.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

19

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$169,184,717
Gross tax unrealized appreciation	$15,441,183
Gross tax unrealized depreciation	(4,129,674)
Net tax unrealized appreciation on investments	$11,311,509

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the years ended June 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$11,341,275
Long-term capital gain	36,971,431
$48,312,706

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,434,795
Undistributed long-term capital gains	20,377,665

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

20

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

F.  Foreign Currency Transalation and Foreign Investments The Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the last quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security transactions. Income and expense are translated at rates prevailing when accrued.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility, and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally changes in currency exchange rates will affect the value of and investment income from such securities.

G.  Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund's custody fee was reduced by $1,694 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.670%
Next $500 million	.645%
Next $1 billion	.620%
Next $1 billion	.595%
Next $1 billion	.570%
Over $4.5 billion	.545%

21

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

The Adviser has entered ino a subadvisory agreement with Morgan Stanley Investment Management Limited ("the Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $4,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $33,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the legal services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $198,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the directors. Investments in such funds of approximately $58,800 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2008, the Fund paid brokerage commission to Morgan Stanley & Co., Inc., an affiliate of the adviser totaling $7,679.

For the six months ended December 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $11,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $20,000. Sales charges do not represent expenses of the Fund.

At December 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 712 shares of Class I.

22

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2008 and the year ended June 30, 2008, transactions were as follows:

	For The Six Months Ended December 31, 2008		For The Year Ended June 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	853,200	$6,894,684	1,885,425	$26,308,360
Class B	75,841	673,371	333,601	4,622,187
Class C	69,463	510,652	125,152	1,669,850
Class I	13,991	108,105	39,853	536,850
Total Sales	1,012,495	$8,186,812	2,384,031	$33,137,247
Dividend Reinvestment:
Class A	2,330,406	$15,031,201	2,872,734	$38,178,543
Class B	244,266	1,519,336	361,843	4,685,868
Class C	236,888	1,461,597	250,175	3,217,242
Class I	1,627	10,511	-0-	-0-
Total Dividend Reinvestment	2,813,187	$18,022,645	3,484,752	$46,081,653
Repurchases:
Class A	(4,491,824)	$(39,349,639)	(4,690,318)	$(62,590,507)
Class B	(642,079)	(5,647,190)	(1,703,163)	(22,254,342)
Class C	(349,811)	(2,819,394)	(356,215)	(4,615,713)
Class I	(1,841)	(12,520)	(199,004)	(2,378,973)
Total Repurchases	(5,485,555)	$(47,828,743)	(6,948,700)	$(91,839,535)

4.  Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2008, the Fund received redemption fees of approximately $900 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $203,926,989 and $239,908,708, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and

23

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2008 (Unaudited) continued

Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,601,500 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statements amounts; however, additional footnote disclosure may be required about the use of derivative instruments and hedging items.

24

Van Kampen Global Value Equity Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III

President and Principal Executive Officer

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Stuart N. Schuldt

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment
Management Limited
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9186

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen Global Value Equity Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Global Value Equity Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Global Value Equity Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Global Value Equity Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

(continued on back)

Van Kampen Global Value Equity Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

138, 338, 538
MSGLSAN 2/09
IU09-00569P-Y12/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics — Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: February 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 19, 2009